SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 29	☒
(File No. 333-42257)
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 70	☒

(File No. 811-05213)

(Check appropriate box or boxes.)

Exact Name of Registrant:

RiverSource of New York Account 8

Name of Depositor:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Address of Depositor’s Principal Executive Offices, Zip Code

Depositor’s Telephone Number, including Area Code:

20 Madison Avenue Extension

Albany, NY 12203

(800) 541-2251

Name and Address of Agent for Service:

Dixie Carroll, Esq.

5229 Ameriprise Financial Center

Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2015 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A: PROSPECTUS

Prospectus
May 1, 2015
RiverSource®
Succession Select® Variable Life Insurance
AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)
20 Madison Avenue Extension Albany, NY 12203 Telephone: 1-800-541-2251 (Home Office) Website address: riversource.com/lifeinsurance RiverSource of New York Account 8
This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select - NY).
The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured’s death. You may direct your net premiums or transfers to:
•	A fixed account to which we credit interest.
•	Subaccounts that invest in underlying funds.
Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.
This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.
RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.
Please note that your investments in a policy and its underlying funds:
•	Are NOT deposits or obligations of a bank or financial institution;
•	Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and
•	Are subject to risks including loss of the amount you invested and the policy ending without value.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    1

2

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy or surrender the policy.
Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Premium Expense Charge	When you pay premium.	3.5% of each premium payment.

Surrender Charge(a)	When you surrender your policy for its full cash surrender value, or the policy lapses, during the first 15 policy years.	Rate per $1,000 of the initial specified amount:
Minimum: $1.81 — Female, Standard, Age 15; Male, Standard Nonsmoker, Age 90.
Maximum: $34.51 — Female, Nonsmoker, Age 70; Male, Nonsmoker, Age 70.
Representative Insured: $18.69 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55.
For 2001 CSO policies:
Rate per $1,000 of the initial specified amount:
Minimum: $2.03 — Female, Standard, Age 15; Male, Standard Nontobacco, Age 90.
Maximum: $34.38 — Female, Standard Nontobacco, Age 70; Male, Standard Nontobacco, Age 70.
Representative Insureds: $17.17 — Female, Standard Nontobacco, Age 55; Male, Standard Nontobacco, Age 55.

Partial Surrender Charge	When you surrender part of the value of your policy.	The lesser of:
$25; or
2% of the amount surrendered.

Transfer Charge	We reserve the right to charge a fee for more than 12 transfers by mail or telephone per policy year.	Maximum: Up to $25 per transfer in excess of 12. Current: No charge.

Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds	When you take a loan or surrender and proceeds are sent by express mail or electronic fund transfer.	$30 — United States.
$35 — International.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown shown in the section entitled “Two Ways to Request a Transfer, Loan or Surrender”.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    3

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.
Charges Other than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance Charge(a)	Monthly.	Monthly rate per $1,000 of net amount at risk:
Minimum: $.00006 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $83.33 — Male, Smoker, Age 85; Male, Smoker, Age 90: Duration 15.
Representative Insureds: $.0044 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55: Duration 1.
For 2001 CSO policies:
Monthly rate per $1,000 of net amount at risk:
Minimum: $0.00001 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $31.51 — Male, Tobacco, Age 85; Male, Standard Tobacco, Age 90: Duration 15.
Representative Insureds: $.00239 — Male, Standard Nontobacco, Age 55, Female, Preferred Nontobacco, Age 55: Duration 1.

Policy Fee	Monthly.	Maximum:
• $20 per month for first 10 policy years; and $7.50 per month for policy years 11+.
Current .
• $20 per month for the first 10 policy years

Administrative Charge(a)	Monthly.	Monthly rate per $1,000 of initial specified amount:
Maximum:
Years 1-10 $.07.
Years 11+ $.02.
		Current:	Youngest Insured’s Age Per $1,000 of initial specified amount per month
	15-39	40-59	60+
Years 1-10	$.04	$.05	$.06
Years 11+	$.00	$.00	$.00
Representative Insureds: Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55.
Years 1-10 $.07.
Years 11+ $.02.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown in the section entitled “Two Ways to Request a Transfer, Loan or Surrender”.

4    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Charges Other than Fund Operating Expenses (continued)
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Mortality and Expense Risk Charge	Daily.	Maximum:
• .90% of the average daily net asset value of the subaccounts for all policy years.
Current:
• .90% of the average daily net asset value of the subaccounts for policy years 1-10; and
• .45% of the average daily net asset value of the subaccounts for policy years 11+.

Interest Rate on Loans	Charged daily and due at the end of the policy year.	Maximum: 6% per year.
Current:
• 6% for policy years 1-10;
• 4% for policy years 11+.

Four-Year Term Insurance Rider (FYT)(a),(b)	Monthly.	Monthly rate per $1,000 of the cost of insurance amount:
Minimum: $.00006 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $18.51 — Male, Smoker, Age 85; Male, Smoker, Age 90: Duration 4.
Representative Insureds: $.0044 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55: Duration 1.
For 2001 CSO policies:
Monthly rate per $1,000 of the cost of insurance amount:
Minimum: $0.00001 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $13.31 — Male, Tobacco, Age 90; Male, Tobacco, Age 85: Duration 4.
Representative Insureds: $.00239 — Male, Standard Nontobacco, Age 55; Female, Preferred Nontobacco, Age 55: Duration 1.

Policy Split Option Rider (PSO)	Monthly.	Monthly rate is $.06 per $1,000 of the current base policy specified amount plus the STR specified amount.

Survivor Term Rider (STR)(a),(c)	Monthly.	Monthly rate per $1,000 of the cost of insurance amount:
Minimum: $.00006 — Female, Standard Nonsmoker, Age 15; Female, Standard Nonsmoker, Age 15: Duration 1.
Maximum: $83.33 — Male, Smoker, Age 75; Male, Smoker, Age 75: Duration 25.
Representative Insureds: $.0044 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55: Duration 1.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown in the section entitled "Two Ways to Request a Transfer, Loan or Surrender".
(b)	This rider will terminate if one of the following circumstances occurs: (1) four year-policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.
(c)	The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies. The STR is no longer available for purchase.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    5

Annual Operating Expenses of the Funds
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the policy. These operating expenses are for the fiscal year ended Dec. 31, 2014, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.
Minimum and maximum total annual operating expenses for the funds(a)
(Including management fee, distribution and/or service (12b-1) fees and other expenses)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.44	18.88
(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and Statement of Additional Information (SAI).
Total annual operating expenses for each fund*
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
AB VPS Dynamic Asset Allocation Portfolio (Class B)***	0.70	0.25	0.15	—	1.10	—	1.10
AB VPS Growth and Income Portfolio (Class B)***	0.55	0.25	0.05	—	0.85	—	0.85
AB VPS International Value Portfolio (Class B)***	0.75	0.25	0.10	—	1.10	—	1.10
AB VPS Large Cap Growth Portfolio (Class B)***	0.75	0.25	0.08	—	1.08	—	1.08
ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.47	—	1.42	0.12	1.30 (1)
American Century VP International, Class II	1.23	0.25	—	—	1.48	—	1.48
American Century VP Value, Class II	0.86	0.25	—	—	1.11	—	1.11
BlackRock Global Allocation V.I. Fund (Class III)	0.62	0.25	0.24	—	1.11	0.13	0.98 (2)
Calvert VP SRI Balanced Portfolio	0.69	—	0.17	—	0.86	—	0.86
Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.15	—	0.92	—	0.92
Columbia Variable Portfolio – Cash Management Fund (Class 3)	0.33	0.13	0.15	—	0.61	—	0.61
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	0.56	0.13	0.13	—	0.82	—	0.82
Columbia Variable Portfolio – Emerging Markets Fund (Class 3)	1.07	0.13	0.20	—	1.40	—	1.40
Columbia Variable Portfolio – Global Bond Fund (Class 3)	0.57	0.13	0.17	—	0.87	—	0.87
Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.58	0.13	0.17	—	0.88	—	0.88
Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.14	—	0.96	—	0.96
Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	0.57	0.13	0.14	—	0.84	—	0.84
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)***	0.42	0.13	0.13	—	0.68	—	0.68

6    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.67	0.13	0.13	—	0.93	—	0.93
Columbia Variable Portfolio – Large Cap Index Fund (Class 3)***	0.10	0.13	0.21	—	0.44	—	0.44
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)	0.61	0.13	0.13	—	0.87	—	0.87
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.41	0.25	0.13	—	0.79	—	0.79 (3)
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.16	0.47	1.08	—	1.08
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.07	0.51	1.03	—	1.03
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.18	0.25	0.06	0.59	1.08	—	1.08
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.17	0.25	0.05	0.55	1.02	—	1.02
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)***	0.76	0.13	0.15	—	1.04	—	1.04
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)***	0.75	0.13	0.14	—	1.02	—	1.02
Columbia Variable Portfolio – Select International Equity Fund (Class 3)***	0.79	0.13	0.19	—	1.11	—	1.11
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	0.69	0.13	0.12	—	0.94	—	0.94
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	0.79	0.13	0.19	—	1.11	—	1.11
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	0.36	0.13	0.13	—	0.62	—	0.62
Credit Suisse Trust – Commodity Return Strategy Portfolio	0.50	0.25	0.35	—	1.10	0.05	1.05 (4)
Deutsche Alternative Asset Allocation VIP, Class B***	0.34	0.25	0.27	1.17	2.03	0.15	1.88 (5)
Eaton Vance VT Floating-Rate Income Fund	0.58	0.25	0.33	—	1.16	—	1.16
Fidelity ® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Growth & Income Portfolio Service Class 2	0.45	0.25	0.11	0.02	0.83	—	0.83
Fidelity ® VIP Mid Cap Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Overseas Portfolio Service Class 2	0.67	0.25	0.13	—	1.05	—	1.05
FTVIPT Franklin Global Real Estate VIP Fund – Class 2	1.05	0.25	0.05	—	1.35	—	1.35
FTVIPT Franklin Income VIP Fund – Class 2	0.45	0.25	0.02	—	0.72	—	0.72
FTVIPT Franklin Mutual Shares VIP Fund – Class 2	0.68	0.25	0.05	—	0.98	—	0.98 (6)
FTVIPT Franklin Small Cap Value VIP Fund – Class 2	0.60	0.25	0.03	—	0.88	—	0.88 (6)
FTVIPT Templeton Global Bond VIP Fund – Class 2	0.46	0.25	0.05	—	0.76	—	0.76

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    7

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	0.80	—	0.07	—	0.87	0.04	0.83 (7)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares	0.15	0.40	13.41	0.44	14.40	13.34	1.06 (8)
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares	0.62	—	0.09	—	0.71	0.06	0.65 (9)
Invesco V.I. American Franchise Fund, Series II Shares	0.67	0.25	0.28	—	1.20	—	1.20
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.91	0.25	0.20	0.09	1.45	0.40	1.05 (10)
Invesco V.I. Comstock Fund, Series II Shares	0.56	0.25	0.27	—	1.08	0.05	1.03 (11)
Invesco V.I. Diversified Dividend Fund, Series I Shares	0.49	—	0.24	0.01	0.74	0.01	0.73 (12)
Invesco V.I. International Growth Fund, Series II Shares	0.71	0.25	0.31	0.01	1.28	0.01	1.27 (12)
Invesco V.I. Mid Cap Growth Fund, Series I Shares	0.75	—	0.32	—	1.07	—	1.07
Invesco V.I. Mid Cap Growth Fund, Series II Shares	0.75	0.25	0.32	—	1.32	—	1.32
Invesco V.I. Technology Fund, Series I Shares	0.75	—	0.41	—	1.16	—	1.16
Ivy Funds VIP Asset Strategy	0.68	0.25	0.05	—	0.98	—	0.98
Janus Aspen Series Global Technology Portfolio: Service Shares	0.64	0.25	0.15	—	1.04	—	1.04 (13)
Janus Aspen Series Janus Portfolio: Service Shares	0.50	0.25	0.05	—	0.80	—	0.80
Janus Aspen Series Overseas Portfolio: Service Shares	0.46	0.25	0.07	—	0.78	—	0.78
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares	0.85	0.25	0.23	—	1.33	0.28	1.05 (14)
MFS ® Massachusetts Investors Growth Stock Portfolio – Service Class	0.75	0.25	0.05	—	1.05	—	1.05
MFS ® New Discovery Series – Service Class	0.90	0.25	0.06	—	1.21	0.02	1.19 (15)
MFS ® Utilities Series – Service Class	0.73	0.25	0.06	—	1.04	—	1.04
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	0.85	0.25	0.52	—	1.62	0.22	1.40 (16)
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.25	0.35	—	1.35	0.20	1.15 (17)
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	1.70	0.25	6.87	0.02	8.84	5.58	3.26 (18)
Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.13	—	1.01	—	1.01
Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.58	0.25	0.14	0.03	1.00	0.03	0.97 (19)
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.67	0.25	0.13	—	1.05	—	1.05
PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.80	1.48	0.15	1.33 (20)
PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75	—	0.75

8    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Putnam VT Global Health Care Fund – Class IB Shares	0.62	0.25	0.14	—	1.01	—	1.01
Putnam VT International Equity Fund – Class IB Shares	0.69	0.25	0.15	—	1.09	—	1.09
Putnam VT Multi-Cap Growth Fund – Class IB Shares	0.55	0.25	0.12	—	0.92	—	0.92
Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.41	—	2.41	0.96	1.45 (21)
Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.03	0.80	1.08	—	1.08
Variable Portfolio – Aggressive Portfolio (Class 4)	—	0.25	0.03	0.80	1.08	—	1.08
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)	0.43	0.13	0.14	—	0.70	—	0.70
Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.03	0.60	0.88	—	0.88
Variable Portfolio – Conservative Portfolio (Class 4)	—	0.25	0.03	0.60	0.88	—	0.88
Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.71	0.98	—	0.98
Variable Portfolio – Moderate Portfolio (Class 4)	—	0.25	0.02	0.71	0.98	—	0.98
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.75	1.02	—	1.02
Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	—	0.25	0.02	0.75	1.02	—	1.02
Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.03	0.67	0.95	—	0.95
Variable Portfolio – Moderately Conservative Portfolio (Class 4)	—	0.25	0.03	0.67	0.95	—	0.95
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)	—	0.25	17.95	0.68	18.88	17.91	0.97 (22)
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)	—	0.25	11.05	0.67	11.97	10.93	1.04 (22)
Variable Portfolio – Partners Small Cap Value Fund (Class 3)	0.90	0.13	0.15	—	1.18	—	1.18
Variable Portfolio – Sit Dividend Growth Fund (Class 3)	0.70	0.13	0.12	0.05	1.00	—	1.00
Variable Portfolio – Victory Established Value Fund (Class 3)	0.77	0.13	0.13	—	1.03	—	1.03
Wanger International	0.90	—	0.15	—	1.05	—	1.05
Wanger USA	0.86	—	0.10	—	0.96	—	0.96
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2	0.55	0.25	0.22	—	1.02	0.02	1.00 (23)
Wells Fargo Advantage VT International Equity Fund – Class 2	0.75	0.25	0.19	0.01	1.20	0.25	0.95 (24)
Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.17	—	1.07	0.07	1.00 (23)
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.18	—	1.18	—	1.18
*	The Funds provided the information on their expenses and we have not independently verified the information.
**	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    9

***	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.
(1)	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2016. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(2)	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2016. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.
(3)	Management fees have been restated to reflect current investment management fee rates.
(4)	Credit Suisse Trust (the “Trust”) and Credit Suisse Asset Management, LLC (“Credit Suisse”) have entered into a written contract limiting operating expenses (excluding certain expenses as described below) to 1.05% of the portfolio’s average daily net assets at least through November 15, 2015. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the portfolio to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before November 15, 2015.
(5)	Through April 30, 2016, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.71% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.17%). These agreements may only be terminated with the consent of the fund's Board.
(6)	Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the fund’s investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the fund's prospectus. Total annual fund operating expenses are not affected by such bundling.
(7)	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.054% of the Fund’s average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.77% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
(8)	The Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, the Portfolio's "Other Expenses" have been restated to reflect expenses expected to be incurred during the current fiscal year.
(9)	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) equal on an annualized basis to 0.004% of the Fund’s average daily net assets through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
(10)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the Fund’s average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2016 and June 30, 2016, respectively. The fee waiver agreements cannot be terminated during their terms.
(11)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the Fund’s average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are excluded in determining such obligation. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
(12)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term.
(13)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit until at least May 1, 2016. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.

10    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

(14)	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
(15)	Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that ‘‘Total Annual Fund Operating Expenses” do not exceed 1.19% of the fund’s average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2016.
(16)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II . The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. In addition, the Fund approved an amendment to the Fund's Plan of Distribution reducing the distribution (12b-1) fee for the Portfolio’s Class II shares from 0.35% to 0.25% effective May 1, 2015. The distribution (12b-1) fee shown in the table above has been restated to reflect such change.
(17)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. In addition, the Fund approved an amendment to the Fund's Plan of Distribution reducing the distribution (12b-1) fee for the Portfolio’s Class II shares from 0.35% to 0.25% effective May 1, 2015. The distribution (12b-1) fee shown in the table above has been restated to reflect such change.
(18)	Neuberger Berman Management LLC (“NBM”) has undertaken through December 31, 2018 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 2.40% of the average daily net asset value of Absolute Return Multi-Manager Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation. In addition, “Total Other Expenses” have been restated to reflect current fees for Absolute Return Multi-Manager Portfolio.
(19)	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.
(20)	PIMCO has contractually agreed, through May 1, 2016, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
(21)	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund's average daily net assets per year until May 1, 2016. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
(22)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2016, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.97% for Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) and 1.04% for Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2).
(23)	The Adviser has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
(24)	The Adviser has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver at 0.94% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    11

Policy Benefits and Risks
This summary describes the policy’s important benefits and risks. The sections in the prospectus following this summary discuss the policy’s benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the “Key Terms” section.
Policy Benefits
POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Death Benefit	We will pay a benefit to the beneficiary of the policy when both insureds have died. Before the youngest insured’s attained insurance age 100, your policy’s death benefit on the last surviving insured’s death can never be less than the specified amount unless you change that amount or your policy has outstanding indebtedness.	The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date. You may choose either of the following death benefit options:
Option 1 (level amount): If death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the specified amount; or
• a percentage of the policy value.
Option 2 (variable amount): If death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the policy value plus the specified amount; or
• a percentage of the policy value.
You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges. We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Internal Revenue Code of 1986, as amended (Code).
Under both Option 1 and Option 2, if death is on or after the youngest insured’s attained insurance age 100, the death benefit amount will be the greater of:
• the policy value on the death benefit valuation date; or
• the policy value at the youngest insured’s attained insurance age 100.

Minimum Initial Guarantee Period and Death Benefit Guarantee (DBG)	Your policy will not lapse (end without value) if the minimum initial premium period or the DBG option is in effect, even if the cash surrender value is less than the amount needed to pay the monthly deduction.	Minimum Initial Premium Period: A period of time during the early years of the policy when you may choose to pay the minimum initial premium as long as the policy value minus indebtedness equals or exceeds the monthly deduction.
Death Benefit Guarantee: The policy has the following DBG option which remains in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus surrender charges:
• Death Benefit Guarantee To Age 100 (DBG-100) guarantees the policy will not lapse before the youngest insured’s attained insurance age 100.

Flexible Premiums	You choose when to pay premiums and how much premium to pay.	When you apply for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured’s attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the DBG remains in effect.

12    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Policy Benefits (continued)
POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Policy Value Credits	You may receive a credit to your policy value beginning in the second policy year.	If you have met certain premium requirements, we currently credit the policy value on a pro rata basis with an amount equal on an annual basis to .15% of the policy value. We reserve the right to change the credit percentage. No minimum credit is guaranteed. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as we determine.

Right to Examine Your Policy (“Free Look”)	You may return your policy for any reason and receive a full refund of all premiums paid.	You may mail or deliver the policy to our home office or to your sales representative with a written request for cancellation by the 20th day after you receive it (60 days if this policy is replacing any existing insurance). On the date your request is postmarked or received, the policy will immediately be considered void from the start.
Under our current administrative practice, your request to cancel the policy under the “Free Look” provision will be honored if received at our home office within 30 days from the latest of the following dates:
• The date we mail the policy from our office.
• The policy date (only if the policy is issued in force).
• The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.
We reserve the right to change or discontinue this administrative practice at any time.

Exchange Right	For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts.	Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. This exchange does not require our underwriting approval. We do not issue a new policy. State restrictions may apply.

Investment Choices	You may direct your net premiums or transfer your policy’s value to:
	• The Variable Account which consists of subaccounts, each of which invests in a fund with a particular investment objective; or	• Under the Variable Account your policy’s value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed.
	• The Fixed Account which is our general investment account.	• The Fixed Account earns interest rates that we adjust periodically. This rate will never be lower than 4%.

Surrenders	You may cancel the policy while it is in force and receive its cash surrender value or take a partial surrender out of your policy.	The cash surrender value is the policy value minus indebtedness minus any applicable surrender charges. Partial surrenders are available within certain limits for a fee.

Loans	You may borrow against your policy’s cash surrender value.	Your policy secures the loan.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    13

Policy Benefits (continued)
POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Transfers	You may transfer your policy’s value.	You may transfer policy value from one subaccount to another or between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply.

Optional Insurance Benefits	You may add optional benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions and conditions apply and are clearly described in the applicable rider.	Available riders you may add:
• Four-Year Term Insurance Rider (FYT): FYT provides a specified amount of term insurance. The FYT death benefit is paid if both insureds die during the first four policy years.
• Policy Split Option Rider (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business owned or conducted by the insureds, dissolution of a business partnership between the insureds or certain changes in federal estate tax law. (See “Federal Taxes.”)

14    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Policy Risks
POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Investment Risk	You direct your net premiums or transfer your policy’s value to a subaccount that drops in value.	• You can lose cash values due to adverse investment experience. There is no minimum guaranteed cash value under the subaccounts of the variable account.
• Your death benefit under Option 2 may be lower due to adverse investment experience.
• Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay the premiums needed to maintain coverage.

	You transfer your policy’s value between subaccounts.	• The value of the subaccount from which you transferred could increase.
• The value of the subaccount to which you transferred could decrease.

Risk of Limited Policy Values in Early Years	The policy is not suitable as a short-term investment.	• If you are unable to afford the premiums needed to keep the policy in force, your policy could lapse with no value.

	Your policy has little or no cash surrender value in the early policy years.	• Surrender charges apply to this policy for the first 15 policy years. Surrender charges can significantly reduce policy value. Poor investment performance can also significantly reduce policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.

	Your ability to take partial surrenders is limited.	• You cannot take partial surrenders during the first policy year.

Lapse Risk	You do not pay the premiums needed to maintain coverage.	• We will not pay a death benefit if your policy lapses.
• Also, the lapse may have adverse tax consequences. (See “Tax Risk.”)

	Your policy may lapse due to surrender charges.	• Surrender charges affect the surrender value, which is a measure we use to determine whether your policy will enter a grace period (and possibly lapse, which may have adverse tax consequences). A partial surrender will reduce the policy value and the death benefit, and may terminate any of the DBG options. Additionally, for Option 1 policies, a partial surrender will reduce the specified amount.

	You take a loan against your policy.	• Taking a loan increases the risk of:
— policy lapse (which may have adverse tax consequences);
— a permanent reduction of policy value;
— reducing the death benefit.
• Taking a loan may also terminate the DBG.

	Your policy can lapse due to poor investment performance.	• Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay the premiums needed to maintain coverage.
• The lapse may have adverse tax consequences.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    15

Policy Risks (continued)
POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Exchange/Replacement Risk	You exchange or replace another policy to buy this one.	• You may pay surrender charges on the old policy
• The new policy has surrender charges, which may extend beyond those in the old policy.
• You may be subject to new incontestability and suicide periods on the new policy.
• You may be in a higher insurance risk rating category in the new policy which may increase the cost of the policy.
• If a partial surrender is taken prior to the exchange, you may have adverse tax consequences.
• Also, the exchange may have adverse tax consequences. (See “Tax Risk.”)

	You use cash values or dividends from another policy to buy this one, without fully surrendering the other policy.	• If you borrow from another policy to buy this one, the loan reduces the death benefit on the other policy. If you fail to repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it. You may have adverse tax consequences. (See “Tax Risk.”)
• If you surrender cash value from another policy to buy this one, you could lose coverage on the other policy. Also, the surrender may be subject to income tax. You may have adverse tax consequences. (See “Tax Risk.”)

Tax Risk	A policy may be classified as a “modified endowment contract” (MEC) for federal income tax purposes when issued. If a policy is not a MEC when issued, certain changes you make to the policy may cause it to become a MEC.	• Any taxable earnings come out first on surrenders or loans from a MEC policy or an assignment or pledge of a MEC policy. Investment in the policy comes out second. Federal income tax on these earnings will apply. State and local income taxes may also apply. If you are under age 59½, a 10% penalty tax may also apply to these earnings.

	If you exchange or replace another policy to buy this one.	• If you replace the old policy and it is not part of an exchange under Section 1035 of the Code, there may be adverse tax consequences if the total policy value (before reductions for outstanding loans, if any) exceeds your investment in the old policy.
• If you replace the old policy as part of an exchange under Section 1035 of the Code and there is a loan on the old policy, there may be adverse tax consequences if the total policy value (before reductions for the outstanding loan) exceeds your investment in the old policy.
• The new policy may be or may become a MEC even if the old policy was not a MEC. See discussion under “Modified Endowment Contracts”.
• The exchange may require a portion of the cash value of the old policy to be distributed in order to qualify the new policy as a life insurance policy for federal tax purposes.

16    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Policy Risks (continued)
POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Tax Risk (continued)	If your policy lapses or is fully surrendered with an outstanding policy loan, you may experience a significant tax cost.	You will be taxed on any earnings in the policy. Generally, a contract has earnings to the extent the cash value plus any outstanding loans exceeds the investment in the contract.
• For non-MEC policies, it could be the case that a policy with a relatively small existing cash value could have significant as yet untaxed earnings that will be taxed upon lapse or surrender of the policy.
• For MEC policies, earnings are the remaining earnings (any earnings that have not been previously taxed) in the policy, which could be a significant amount depending on the policy.

	You may buy this policy to provide assets that will be available to support your promise to pay benefits under a nonqualified tax-deferred retirement plan.	• Like other general business assets, the policy is subject to the general creditors of the company and may be used to pay any expenses of the company. Thus, the policy might not be available to support a business’ obligation to make payments under a nonqualified deferred compensation plan. Please consult with your tax advisor regarding potential Code Section 409A implications.

	You may buy this policy to fund a qualified tax-deferred retirement plan.	• The policy will not provide any necessary or additional tax deferral if it is used to fund a qualified tax-deferred retirement plan. See discussion under “Qualified Tax-deferred retirement plans” for additional tax considerations.

	The investments in the subaccount are not adequately diversified.	• If a policy fails to qualify as a life insurance policy because it is not adequately diversified, the policyholder must include in gross income the “income on the contract” (as defined in Section 7702(g) of the Code).

Congress may change how a life insurance policy is taxed at any time. The interpretation of current tax law is subject to change by the Internal Revenue Service (IRS) or the courts at any time.	• You could lose any or all of the specific federal income tax attributes and benefits of a life insurance policy including tax-deferred accrual of cash values and income tax free death benefits.
• For non-MEC policies you could lose your ability to take non-taxable distributions or loans from the policy.
• Typically, changes of this type are prospective only, but some or all of the attributes could be affected.

	The IRS may determine that you are the owner of the fund shares held by our Variable Account.	• You may be taxed on the income of each subaccount to the extent of your interest in the subaccount.

Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy’s features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    17

Fund Risks
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund’s prospectus. Please refer to the prospectuses for the funds for more information. The investment advisers cannot guarantee that the funds will meet their investment objectives.

18    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Loads, Fees and Charges
Policy charges primarily compensate us for:
•	providing the insurance benefits of the policy;
•	issuing the policy;
•	administering the policy;
•	assuming certain risks in connection with the policy; and
•	distributing the policy.
We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.
Premium Expense Charge
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering and distributing the policy, including agents’ commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under “Surrender Charge” below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by the State of New York on premiums received by insurance companies.
Monthly Deduction
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:
1. the cost of insurance for the policy month;
2. the policy fee shown in your policy;
3. the administrative charge shown in your policy; and
4. charges for any optional insurance benefits provided by rider for the policy month.
We explain each of the four components below.
You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.
We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:
•	you do not specify the accounts from which the monthly deduction is to be taken; or
•	the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.
If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See “Death Benefit Guarantee to Age 100,” “Minimum Initial Premium Period;” also “Grace Period,” “Reinstatement.”)
Components of the monthly deduction:
1.	Cost of insurance: the cost providing the death benefit under your policy.
The cost of insurance for a policy month is calculated as: [a x (b – c)]
where:
“a”	is the monthly cost of insurance rate based on each insured’s insurance age, duration of coverage, sex, (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.
We set the rates based on our expectations of mortality, future investment earnings, persistency and expenses. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the guaranteed annual maximum cost of insurance rates shown in

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    19

your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners Standard Ordinary (CSO) Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.
“b”	is the death benefit on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).
“c”	is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge and any charges for optional riders.
2.	Policy fee: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.
3.	Administrative charge: The monthly charge varies depending on the youngest insured’s insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy’s initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distribution and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy’s initial specified amount for the first ten years and $.02 per $1,000 of the policy’s initial specified amount thereafter.
4.	Optional insurance benefit charges: charges for any optional benefits added to the policy by rider. (See “Fee Tables — Charges Other than Fund Operating Expenses.”)
Surrender Charge
If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.
The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.
The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds’ insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.
The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying for standard nonsmoker rates. We assume the specified amount to be $1,500,000.
Lapse or surrender at beginning of year	Maximum surrender charge
1	$28,042.27
2	28,042.27
3	28,042.27
4	28,042.27
5	28,042.27
6	27,808.48
7	25,004.24
8	22,200.13
9	19,395.89
10	16,591.65
11	13,787.44
12	10,983.17
13	8,178.92
14	5,374.68
15	2,570.44
16	0.00
The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured’s issue age multiplied by a rate based on the oldest insured’s issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified

20    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

amount is $1,500,000 and the insureds are male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying for standard nonsmoker rates; the youngest insured’s rate is $21.0979 and the oldest insured’s rate is $0.8861. The maximum surrender charge is $1,500 multiplied by $21.0979 multiplied by $0.8861,which equals $28,042.27.
For 2001 CSO policies, the following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nontobacco rates and female, insurance age 55, qualifying for standard nontobacco rates. We assume the specified amount to be $1,200,000.
Lapse or surrender at beginning of year	Maximum surrender charge
1	$20,602.49
2	20,602.49
3	20,602.49
4	20,602.49
5	20,602.49
6	20,430.61
7	18,370.07
8	16,309.53
9	14,249.96
10	12,189.42
11	10,128.88
12	8,068.34
13	6,008.77
14	3,948.23
15	1,887.69
16	0.00
From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.
Partial Surrender Charge
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.
Mortality and Expense Risk Charge
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first ten policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:
•	Mortality risk — the risk that the cost of insurance charge will be insufficient to meet actual claims.
•	Expense risk — the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.
Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.
Transfer Charge
We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.
Annual Operating Expenses of the Funds
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund’s prospectus.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    21

Effect of Loads, Fees and Charges
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:
•	cost of insurance charges;
•	administrative charges;
•	surrender charges;
•	cost of optional insurance benefits;
•	policy fees;
•	mortality and expense risk charges; and
•	annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.
In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.
Other Information on Charges
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.
RiverSource Life of NY
We are a stock life insurance company organized in 1972 under the laws of the State of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our service address is: RiverSource Life Insurance Co. of New York, 70500 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business in the State of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
The Variable Account and the Funds
The variable account: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.
The funds: The policy currently offers subaccounts investing in shares of the funds listed in the table below.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.
•	Fund name and management: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the fund providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

22    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

•	Funds available under the policy: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation that a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several fund of funds, which include managed volatility funds. These funds invest in other registered mutual funds. In addition, managed volatility funds employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the policies and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit riders we offer with various annuity contracts.
•	Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk when markets are declining and market volatility is high. A successful strategy may result in smaller losses to your policy value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. There is no guarantee that any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
•	You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are listed in the table below.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    23

Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contracts would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.
•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:
•	Compensating, training and educating sales representatives who sell the policies.
•	Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.
•	Providing sub-transfer agency and shareholder servicing to policy owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the policies.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

24    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

You can direct your net premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B))	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Growth and Income Portfolio (Class B) (previously AllianceBernstein VPS Growth and Income Portfolio (Class B))	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS International Value Portfolio (Class B) (previously AllianceBernstein VPS International Value Portfolio (Class B))	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B) (previously AllianceBernstein VPS Large Cap Growth Portfolio (Class B))	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS | Alerian Energy Infrastructure Portfolio: Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.
American Century VP International, Class II	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC
Calvert VP SRI Balanced Portfolio	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert Investment Management, Inc.
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Cash Management Fund (Class 3)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3)	Seeks high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    25

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Global Bond Fund (Class 3)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 3)	Seeks high current income as its primary objective and, as it secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 3)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 3) (previously Columbia Variable Portfolio - Diversified Bond Fund (Class 3))	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (previously Columbia Variable Portfolio - S&P 500 Index Fund (Class 3))	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Core Quantitative Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

26    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3))	Seeks growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select International Equity Fund (Class 3) (previously Columbia Variable Portfolio - International Opportunity Fund (Class 3))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 3)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Credit Suisse Trust - Commodity Return Strategy Portfolio	The portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return ("BCOM").	Credit Suisse Asset Management, LLC
Deutsche Alternative Asset Allocation VIP, Class B (previously DWS Alternative Asset Allocation VIP, Class B)	Seeks capital appreciation.	Deutsche Investment Management Americas Inc.
Eaton Vance VT Floating-Rate Income Fund	Seeks high level of current income.	Eaton Vance Management
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Growth & Income Portfolio Service Class	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.	Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    27

Investing In	Investment Objective and Policies	Investment Adviser
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
FTVIPT Franklin Global Real Estate VIP Fund - Class 2	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC
FTVIPT Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.
FTVIPT Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIPT Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
FTVIPT Templeton Global Bond VIP Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. American Franchise Fund, Series II Shares	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

28    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Invesco V.I. Comstock Fund, Series II Shares	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund, Series I Shares	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund, Series II Shares	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Technology Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Janus Aspen Series Global Technology Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Series Overseas Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
MFS ® Massachusetts Investors Growth Stock Portfolio - Service Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® New Discovery Series - Service Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® Utilities Series - Service Class	Seeks total return.	MFS ® Investment Management
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Management LLC is the Fund’s investment manager. NB Alternative Investment Management LLC is the Fund’s investment adviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Global Fund/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
Putnam VT Global Health Care Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager
Putnam VT International Equity Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager
Putnam VT Multi-Cap Growth Fund - Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Investments Limited, sub-manager
Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Variable Portfolio - Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based
	total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

30    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Aggressive Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive)
return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based
	total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 3)	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.
Variable Portfolio - Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Conservative Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderate Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

32    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    33

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Moderately Conservative Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Multi-Manager Diversified Income Fund (Class2)	Seeks a high level of current income, with capital preservation as a secondary objective.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Multi-Manager Interest Rate Adaptive Fund (Class 2)	Seeks total return while adapting to interest rate, credit and inflation environments.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Partners Small Cap Value Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC, Segall Bryant & Hamill, LLC and Snow Capital Management L.P., subadvisers.
Variable Portfolio - Sit Dividend Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.
Variable Portfolio - Victory Established Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.
Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	Seeks long-term total return, consisting of capital appreciation and current income.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo Advantage VT International Equity Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo Advantage VT Opportunity Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

34    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Please refer to the prospectuses for the funds for more information. These prospectuses are available by contacting us at the address or telephone number shown in the section entitled “Two Ways to Request a Transfer, Loan or Surrender”.
Relationship Between Funds and Subaccounts
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.
If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See “Transfers Between the Fixed Account and Subaccounts.”)
In the event of any such substitution or change, we may amend the policy and take whatever action is necessary and appropriate without your consent or approval. We will not make any substitution or change without receiving the required prior approval of the SEC or state insurance departments.
Voting Rights
As a policy owner with investments in the subaccounts, you may vote on important fund matters.  We calculate votes separately for each subaccount.  We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which you are entitled.
We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from policy owners.  We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions.  As a result of this proportional voting, in cases when a small number of policy owners vote, their votes will have a greater impact and may even control the outcome.
The Fixed Account
You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in “Transfers Between the Fixed Account and Subaccounts”). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how

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assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Placing policy value in the fixed account does not entitle you to share in the fixed account’s investment experience, nor does it expose you to the account’s investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on reasonable assumptions as to investment income, mortality, persistency and expenses.  We will not credit interest in excess of 4%on any portion of policy value in the fixed account against which you have a policy loan outstanding.
Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Purchasing Your Policy
Application
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:
•	select a specified amount of insurance;
•	select a death benefit option;
•	designate a beneficiary; and
•	state how premiums are to be allocated among the fixed account and/or the subaccounts.
Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.
Age limit: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.
Risk classification: The risk classification is based on the insured’s health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See “Loads, Fees and Charges.”)
Other conditions: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.
Incontestability: We will have two years from the effective date of your policy or from reinstatement of your policy (see “Keeping the Policy in Force — Reinstatement”) to contest the truth of statements or representations in your application. After the policy has been in force during the insured’s lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.
Premiums
Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the early policy years until the policy value is sufficient to cover the surrender charge, we require that you pay the minimum initial premiums.

36    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.
The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.
You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.
Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.
Premium limitations: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured’s attained insurance age 100.
Allocation of premiums: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.
We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under “Policy Value.” Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.
Additional premiums: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.
Limitations on Use of the Policy
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner’s access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.
Policy Value
The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:
Fixed Account
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:
•	the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus
•	interest credited; minus
•	the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus
•	any portion of the monthly deduction for the coming month that is allocated to the fixed account.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

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Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value. Here are the factors that influence those changes:
The number of accumulation units you own may fluctuate due to:
•	additional net premiums allocated to the subaccounts;
•	transfers into or out of the subaccounts;
•	partial surrenders and partial surrender fees;
•	surrender charges; and/or
•	monthly deductions.
Accumulation unit values will fluctuate due to:
•	changes in underlying fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and
•	mortality and expense risk charges.
When valuations occur: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.
Transactions include:
•	premium payments;
•	loan requests and repayments;
•	surrender requests; and
•	transfers.
We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Policy Value Credits
If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year two while the policy is in force.
The policy value credit will be applied, as long as:
•	the sum of premiums paid; minus

38    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

•	partial surrenders; minus
•	outstanding indebtedness; equals or exceeds
•	$500,000
Currently, the policy value credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy value credit percentage down to 0% at any time.
The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.
Keeping the Policy in Force
Minimum Initial Premium Period
To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness, equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under “Policy Data,” if:
1.	on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and
2.	the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under “Policy Data,” times the number of months since the policy date, including the current month.
The minimum initial period is five years.
Death Benefit Guarantees
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:
Death Benefit Guarantee to Age 100
If you wish to have a guarantee that the policy will remain in force until the youngest insured’s attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured’s attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:
•	the sum of premiums paid; minus
•	partial surrenders; minus
•	outstanding indebtedness; equals or exceeds
•	the DBG-100 premiums due since the policy date.
The DBG-100 premium is shown in the policy.
If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.
Grace Period
If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.
We will then mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments.

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If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See “Federal Taxes.”) If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.
Reinstatement
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:
•	a written request;
•	evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;
•	payment of a premium that will keep the policy in force for at least three months;
•	payment of the monthly deductions that were not collected during the grace period; and
•	payment or reinstatement of any indebtedness.
The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.
We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.
Exchange Right
During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.
A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than twelve transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.
A transfer for this purpose has no effect on the policy’s death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.
Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.
Proceeds Payable upon Death
We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.
Option 1 (level amount): Under the Option 1 death benefit, if death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
•	the specified amount; or
•	the applicable percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.
Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
•	the policy value plus the specified amount; or
•	the applicable percentage of policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

40    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Example	Option 1	Option 2
Specified amount	$1,000,000	$1,000,000
Policy value	$ 50,000	$ 50,000
Death benefit	$1,000,000	$1,050,000
Policy value increases to	$ 80,000	$ 80,000
Death benefit	$1,000,000	$1,080,000
Policy value decreases to	$ 30,000	$ 30,000
Death benefit	$1,000,000	$1,030,000
If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.
Under both Option 1 and Option 2, if death is on or after the youngest insured’s attained insurance age 100, the death benefit amount will be the greater of:
•	the policy value on the death benefit valuation date; or
•	the policy value at the youngest insured’s attained insurance age 100.
Change in Death Benefit Option
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.
If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.
If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.
An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:
•	Monthly deduction (because the cost of insurance charges depends upon the specified amount).
•	Minimum monthly premium.
•	Charges for certain optional insurance benefits.
The surrender charge will not be affected.
Changes in Specified Amount
Subject to certain limitations, you may make a written request to decrease the specified amount at any time.
Increases: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.
Decreases: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy.
•	In policy years 2-5, the specified amount remaining after the decrease may not be less than 80% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.
•	In policy years 6 -10, the specified amount remaining after the decrease may not be less than 60% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.
•	In policy years 11-15, the specified amount remaining after the decrease may not be less than 40% of the initial specified amount.
•	In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.
•	The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.
If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

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A decrease in specified amount will affect your costs as follows:
•	Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.
•	Charges for certain optional insurance benefits may decrease.
•	The surrender charge will not change.
No surrender charge is imposed when you request a decrease in the specified amount.
Misstatement of Age or Sex
If an insured’s age or sex has been misstated, the proceeds payable upon the last surviving insured’s death will be:
•	the policy value on the date of death; plus
•	the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus
•	the amount of any outstanding indebtedness on the date of death.
Suicide
If either of the insureds dies by suicide within two years from the policy date, the only amount payable by us will be the premium paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. We will pay any amount payable to you, if living, otherwise to your estate.
You may purchase a new life insurance policy from us on the life of the last surviving insured. You must request, in writing, the new policy no later than 60 days after the date of the first death by suicide. If you are not living, the request and purchase may be made by the surviving insured. The new policy must be an individual permanent plan of insurance we are then issuing. The initial death benefit of the new policy cannot exceed one half of the death benefit of this policy.
Beneficiary
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.
Transfers Between the Fixed Account and Subaccounts
You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.
Restrictions on Transfers
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a policy if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the policy. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the policy, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

42    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying fund from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of policy value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or an asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your policy, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your policy and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your policy transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of policy value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the policy in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost

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averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, and the risks that market timing pose to that fund and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
Fixed Account Transfer Policies
•	You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.
•	If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.
•	If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.
•	We will not accept requests for transfers from the fixed account at any other time.
•	If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy’s right to exchange provision. (See “Exchange Right.”)
Minimum Transfer Amounts
From a subaccount to another subaccount or the fixed account:
•	For mail and telephone transfers — $250 or the entire subaccount balance, whichever is less.
•	For automated transfers — $50.
From the fixed account to a subaccount:
•	For mail and telephone transfers — $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.
•	For automated transfers — $50.
Maximum Transfer Amounts
From a subaccount to another subaccount or the fixed account:
•	None.
From the fixed account to a subaccount:
•	Entire fixed account balance minus any outstanding indebtedness.
Maximum Number of Transfers Per Year
You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than 12 transfers by mail or telephone per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.
Automated Transfers
In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.
Automated transfer policies
•	Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

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•	You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.
•	You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.
•	If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.
•	If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.
•	If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.
•	The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.
•	Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (Exception: The maximum number of transfers per year provision does not apply to automated transfers.)
•	You may make automated transfers by choosing a schedule we provide.

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Automated Dollar-Cost Averaging
You can use automated transfers to take advantage of dollar-cost averaging — investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month…		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$ 100	$ 20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low…		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.
You may make dollar-cost averaging transfers by choosing a schedule we provide.
Asset Rebalancing
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.
Policy Loans
You may borrow against your policy by written or telephone request. (See “Two Ways to Request a Transfer, Loan or Surrender” for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions — see “Deferral of Payments,” under “Payment of Policy Proceeds”). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

46    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Minimum Loan Amounts
$500 or the remaining loan value, whichever is less.
Maximum Loan Amounts
•	90% of the policy value minus surrender charges.
•	For phone requests, the maximum loan amount is $100,000.
The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.
Allocation of Loans to Accounts
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.
Repayments
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.
Overdue Interest
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and the subaccounts with value on a pro-rata basis. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.
Effect of Policy Loans
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.
A loan may impact payment of the policy value credit.
Policy Surrenders
You may take a full or a partial surrender by written request. We may, but are not required to, accept a full or partial surrender request from you by phone. (See “Two Ways to Request a Transfer, Loan or Surrender” for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions — see “Deferral of Payments” under “Payment of Policy Proceeds”). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.
Total Surrenders
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See “Loads, Fees and Charges.”)

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Partial Surrenders
After the first policy year, you may take any amount from $500 up to 90% of the policy’s cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under “Loads, Fees and Charges.” Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.
Effects of partial surrenders
•	A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See “Fee Tables” and “Loads, Fees and Charges.”)
•	A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.
•	A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.
•	If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.
Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See “Decreases,” under “Proceeds Payable upon Death.”)
•	If Option 2 is in effect, a partial surrender does not affect the specified amount.
Two Ways to Request a Transfer, Loan or Surrender
Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.
1 1 By mail
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.

2 2 By phone
1-800-541-2251
•	We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
•	We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.
•	We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to your address of record.
NOTE: We will charge you a fee if you request express mail delivery. (See “Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds”.)

48    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank account;
•	pre-authorization required.
NOTE: We will charge you a fee if you request electronic fund transfer. (See “Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds”.)
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the policy owner or to an address other than the address of record. These requirements will be designed to ensure policy owner instructions are genuine and to prevent fraud.
Payment of Policy Proceeds
We will pay proceeds when:
•	you surrender the policy; or
•	the last surviving insured dies; or
•	the youngest insured attains insurance age 100.
We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on death proceeds, from the date of the last surviving insured’s death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).
Payment Options
During the insured’s lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.
Option A — Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.
Option B — Payments for a specified period: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.
Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.
Deferral of Payments
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:
•	the payment includes a premium payment check that has not cleared;
•	the NYSE is closed, except for normal holiday and weekend closings;
•	trading on the NYSE is restricted, according to SEC rules;
•	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
•	the SEC permits us to delay payments for the protection of security holders.
We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

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Federal Taxes
The following is a general discussion of the policy’s federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.
You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for federal and state income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.
The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.
Income tax reporting and withholding: If any amounts are (or are deemed to be) taxable distributions to the policy owner, such amounts will generally be subject to federal income tax and possibly a tax penalty, and may be subject to federal withholding pursuant to the Code. (See “Taxation of Policy Proceeds.”) Such amounts will also be subject to tax reporting. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.
Diversification and investor control: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet either of these tests means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets based on IRS rules. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts’ assets.
RiverSource Life of NY’s Tax Status
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.
Taxation of Policy Proceeds
Death benefit proceeds: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured’s attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.
Death benefit proceeds under Payment Option A: The death benefit proceeds are not subject to income tax, but payments of interest are taxable and may be reported to the IRS and a state, if applicable.
Death benefit proceeds under Payment Options B and C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary’s investment in the policy and will not be taxed. The beneficiary’s investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings may be reported to the IRS and a state, if applicable.
Pre-death proceeds (See the following table.): Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, or payment options may be subject to federal (or state, if applicable) income tax as ordinary income to the extent of any earnings in the contract. Depending on the situation, these rules may also apply to policy loans and an assignment of the policy as collateral. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable

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amount may also be subject to an additional 10% IRS penalty tax if the policy is a modified endowment contract and you are younger than age 59½. (See “Penalty tax” under “Modified Endowment Contracts.”)
Source of Proceeds	Taxable Portion of Pre-death Proceeds
Non-Modified Endowment Contracts:	Taxable portion of pre-death proceeds:
Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of full surrender — these earnings may be part of the policy cash value or part of loans previously taken. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon surrender of the policy.
Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of lapse — these earnings may be part of the policy cash value or part of loans previously taken. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon lapse of the policy.
Partial Surrenders:	Generally, if the amount received is greater than your investment in the policy,(1) the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.
Policy loans and assignments and pledges:	None. (2)

Modified Endowment Contracts:(3)	Taxable portion of pre-death proceeds:
Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of full surrender — these earnings may be part of the policy cash value or part of loans previously taken. Please note, for modified endowment contracts, it is likely that any earnings taken in previous policy loans were taxable and would be included in the investment in the policy.
Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of lapse — these earning may be part of the policy cash value or part of loans previously taken.
Partial Surrenders:	You will be taxed on the lesser of:
• the amount received; or
• policy value minus your investment in the policy.(1)
Policy loans and assignments and pledges:	You will be taxed on the lesser of:
• the amount of the loan/assignment; or
• policy value minus your investment in the policy.(1)

Payment Options: Pre-death proceeds (applicable to non-modified endowment contracts and modified endowment contracts):	Option A: Treated as a full surrender; earnings are taxed and may be subject to an additional 10% penalty tax for modified endowment contracts. Interest is taxed (but not subject to an additional 10% IRS penalty tax).

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Source of Proceeds	Taxable Portion of Pre-death Proceeds
Options B and C: A portion of each payment is taxed and a portion is considered a return on investment in the policy(1) and not taxed. Any indebtedness at the time the option is elected is treated as a partial surrender and earnings are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts). Payments made after the investment in the policy(1) is fully recovered are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts).

(1)	Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2)	However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to “full surrender” or “lapse” under “Source of Proceeds” in the “Non-Modified Endowment Contracts” section shown above for the explanation of tax treatment.
(3)	Any taxable portion of pre-death proceeds may be subject to a 10% IRS penalty tax (exceptions apply — see “Penalty tax” under “Modified Endowment Contracts.”)

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Modified Endowment Contracts
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy exceed certain limits.
If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.
We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification, sex and age of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.
If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:
•	ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or
•	ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.
You do not have to choose either of these options. If you do not choose one of these options, your policy will remain a modified endowment contract for the life of the policy. (See “Modified Endowment Contracts” in the table under “Taxation of Policy Proceeds.”)
Reductions in benefits: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had been in effect since the issuance of the policy. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.
Distributions affected: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, because the IRS presumes that you took a distribution in anticipation of that event.
Serial purchase of modified endowment contracts: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year as one policy in determining the amount of any loan or distribution that is taxable.
Penalty tax: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:
•	the distribution occurs on or after the date that the owner attains age 59½;
•	the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or
•	the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner’s beneficiary.
(See “Taxation of Policy Proceeds” “Pre-death proceeds” and accompanying table.)
Other Tax Considerations
Policy Split Option Rider (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business owned or conducted by the insureds, dissolution of a business partnership between the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or non-taxable transfer under Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear how, in all circumstances, to apply the rules in Section 7702 of the Code in defining a life insurance contract. Therefore it is not clear if the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes. It is also not clear

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whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.
Interest paid on policy loans: Generally, no deduction is allowed for interest paid or accrued on any indebtedness with respect to life insurance policies. However, a deduction is allowed under Section 264(e) of the Code for interest (subject to certain interest rate limitations) on policy loans of a business with respect to certain key person insurance. The aggregate amount of indebtedness that can be borrowed on that key individual (who must be an officer or 20-percent owner of the business) may not exceed $50,000. The amount of key persons is limited to a maximum of 20 with respect to any controlled group of companies. A business that falls within the exception of Section 264(e) and is allowed a deduction for interest with respect to key-person insurance up to $50,000 nonetheless must also not fall within the either of the prohibitions of Sections 264(a)(2) (with respect to certain single premium policies), and (a)(3) (indebtedness incurred or continued to purchase or carry a life insurance contract pursuant to a plan of purchase which contemplates the systematic borrowing of part or all of the increases in the cash value).
Policy changes: Changing ownership, exchanging or assigning the policy may have income, gift and/or estate tax consequences, depending on the circumstances.
1035 exchanges: See “Exchange/Replacement Risk” under “Policy Risk” for potential risks associated with 1035 exchanges. Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Currently, partial exchanges of life insurance policies are not allowed by the company because there is no guidance from the IRS.
Other taxes: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. All of these laws are subject to change.
Qualified Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the participant of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) any limitation on the amount of life insurance that is allowed to be purchased within a qualified plan in order for a plan to maintain its qualified status, and (iv) the tax treatment of the policy should the policy be distributed from a qualified plan to a participant in the qualified plan. The policy will not provide any necessary or additional tax deferral if it is used to fund a tax-deferred retirement plan.
On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy’s cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.
Employer-owned life insurance: The Pension Protection Act (PPA) of 2006 amended Section 101 of the Code by adding a new Section 101(j) that addresses the tax treatment of “employer-owned life insurance” (EOLI). Unless one of four specified conditions is met and the notice and consent requirements are met, any death benefits in excess of the premiums paid are taxed. In general, an EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or certain related persons). Additionally, an applicable policyholder owning 1 or more employer-owned life insurance contracts is required to file a Form 8925 with the IRS. The applicable policyholder is required to keep records necessary to determine whether the requirements of the reporting rule and the income inclusion rule are met.

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The four specified conditions are:
•	The insured was an employee at any time during the 12-month period before the insured’s death;
•	The insured is, at the time the contract is issued a director, a highly compensated employee as defined by reference to the qualified plan rules in Section 414(q) or one of the 35% most highly compensated individuals within the meaning of self-insured health plans;
•	The death benefits are paid to a member of the family of the insured, any individual who is the designated beneficiary of the insured under the contract (other than the employer), a trust established for the benefit of any such member of the family or designated beneficiary, or the estate of the insured; or
•	The amount is used to purchase an equity (or capital or profits) interest in the employer from a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary, or the estate of the insured.
The notice and consent requirements are met if, before the issuance of the policy, the employee:
•	Is notified in writing that the applicable policyholder intends to insure the employee’s life and of the maximum face amount for which the employee could be insured at the time the contract was issued;
•	Provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment; and
•	Is informed in writing that an applicable policyholder will be a beneficiary of any proceeds payable upon the death of the employee.
Split Dollar Arrangements
The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.
A typical split-dollar life insurance agreement is an arrangement under which two parties agree to share the costs and benefits of a permanent life insurance contract which provides both a death benefit and cash values. The arrangement divides or “splits” between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. The typical split dollar arrangement is between an employer and an employee, but the arrangement may be used in other relationships, such as between a corporation-shareholder, a parent and a child, or a donor and a charity.
Traditionally, there have been two types of split dollar arrangements. In the “endorsement” system, the employer owns the policy and is responsible for the payment of the annual premiums. The employee is then required to reimburse the employer for his or her share, if any, of the premiums. The “collateral assignment system” is described as a system in which the employee in form owns the policy and pays the entire premium. The employer in form makes annual loans (sometimes without interest or below the fair rate of interest), to the employee of amounts equal to the yearly increases in the cash surrender value, but not exceeding the annual premiums. The employee executes an assignment of the policy to the employer as collateral security for the loans. The loans are generally payable at the termination of employment or the death of the employee. In a reverse split dollar plan, the payor of the premiums retains the life insurance protection and another party owns the rights to the cash value of the policy.
The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.
Under a special rule, any arrangement between an owner and a non-owner of a life insurance contract is treated as a split-dollar life insurance arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into in connection with the performance of services and is not part of a group-term life insurance plan described in Section 79, the employer or service recipient pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the employee or service provider or is any person whom the employee or service provider would reasonably be expected to designate as the beneficiary; or (2) the employee or service provider has any interest in the policy cash value of the life insurance contract. For example, in a compensatory context in which the employer owns the contract, the employee must include in gross income the value of any interest in the cash surrender value of the contract provided to the employee during a taxable year.

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Another special rule provides that an arrangement is a split-dollar arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into between a corporation and another person in that person’s capacity as a shareholder in the corporation; the corporation pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the shareholder or is any person whom the shareholder would reasonably be expected to designate as the beneficiary; or (2) the shareholder has any interest in the policy cash value of the life insurance contract.
Mutually Exclusive Regimes
The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, RRTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.
•	Economic Benefit Split Dollar: As a general rule for split-dollar life insurance arrangements that are taxed under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. Also, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.
The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend distribution, a gift, or a transfer having a different tax character. Further, depending on the relationship between or among a non-owner and one or more other persons (including a non-owner or non-owners), the economic benefits may be treated as provided from the owner to the non-owner and as separately provided from the non-owner to such other person or persons (for example, as a payment of compensation from an employer to an employee and as a gift from the employee to the employee’s child).
•	Loan (Collateral Assignment) Split Dollar: Under loan regime, the non-owner of the life insurance contract is treated as loaning premium payments to the owner of the contract. Except for specified arrangements, the loan regime applies to any split-dollar loan. A payment made pursuant to a split-dollar life insurance arrangement is a split-dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principles of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy’s death benefit proceeds or its cash surrender value, or both. A borrower generally may not deduct any interest on a split-dollar. If the split-dollar loan provides for sufficient interest, then the loan generally is subject to the general rules for debt instruments.
If a split-dollar loan is a below-market loan, then, in general, the loan is recharacterized as a loan with interest at the applicable Federal rate (AFR), coupled with an imputed transfer by the lender to the borrower. The timing, amount, and characterization of the imputed transfers between the lender and borrower of the loan will depend upon the relationship between the lender and the borrower (for example, the imputed transfer is generally characterized as a compensation payment if the lender is the borrower’s employer), and whether the loan is a demand loan or a term loan.
EOLI Requirements May Apply
A contract that is subject to a split dollar arrangement is an employer-owned life insurance contract if the contract is owned by a person engaged in a trade or business and is otherwise described in Section 101(j) of the Code. However, the general rule of Section 101(j) does not apply to the extent any amount received by reason of the death of the insured is paid to a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary. Notice 2008-42 provides guidance regarding the application of Sections 101(j) to life insurance contracts that are subject to split-dollar life insurance arrangements.
Taxation — Determined by Policy ownership
The regulations provide rules for determining the owner and the non-owner of the life insurance contract. The general rule is that the owner is the person named as the policy owner. If two or more persons are designated as the policy owners, the first-named person generally is treated as the owner of the entire contract. If two or more persons are named as the policy owners and each such person has at all times, all the incidents of ownership with respect to an

56    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

undivided interest in the contract, however, those persons are treated as owners of separate contracts. The general rule that the person named as the policy owner is treated as the owner of the life insurance contract is subject to two exceptions involving situations in which the only benefit available under the split-dollar life insurance arrangement is the value of current life insurance protection (that is, non-equity arrangements).
The regulations add attribution rules to determine the owner of a policy. Under these rules, if a split-dollar life insurance arrangement is entered into in connection with the performance of services, the employer or service recipient is treated as the owner of the life insurance contract if the owner under the split-dollar life insurance arrangement is: (a) a trust described in Section 402(b); (b) A grantor trust that is treated as owned by either the employer or the service recipient; (c) a welfare benefit fund within the meaning of Section 419(e)(1); or (d) certain related parties.
If you are considering a split dollar arrangement, you should consult your legal and tax advisor.
Section 409A
The Section 409A regulations explain that a split-dollar life insurance arrangement may provide for deferred compensation, as determined through application of the general rules defining deferred compensation and a nonqualified deferred compensation plan. Notice 2007-34 was issued concurrently with the regulations under Section 409A to provide guidance regarding the application of Section 409A to split-dollar life insurance arrangements. The Notice confirms that many split-dollar arrangements are not subject to Section 409A and provides that certain modifications of these arrangements necessary to comply with, or avoid application of, Section 409A will not be treated as material modifications under the split dollar rules. The Notice further clarifies that a split-dollar arrangement generally provides for deferred compensation if the service provider has a legally binding right during a taxable year to compensation that is payable to or on behalf of the provider in a later year. In addition, the regulations under Section 409A provide additional categories of plans for purposes of the aggregation rules, including a separate category for split-dollar arrangements.
Distribution of the Policy
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Policy
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the policy.
•	The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.
Payments to the Selling Firms
•	We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.
•	We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.
•	In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
—	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
—	marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

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—	providing services to policy owners; and
—	funding other events sponsored by a selling firm that may encourage the selling firm’s sales representatives to sell the policy.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.
Sources of Payments to Selling Firms
•	We pay the commissions and other compensation described above from our assets.
•	Our assets may include:
—	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see “Fee Tables”);
—	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);
—	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and
—	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
•	You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:
—	fees and expenses we collect from policy owners, including surrender charges; and
—	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.
Payments to Sales Representatives
•	The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.
•	To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.
Legal Proceedings
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures.
RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

58    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Policy Illustrations
The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.
You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.
Understanding the Illustrations
Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.
Expenses: The policy values illustrated reflect the deduction of the following expenses:
•	Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;
•	Cost of insurance charges;
•	Administrative charges;
•	Policy fees;
•	Mortality and expense risk charges; and
•	Annual operating expenses of the funds.
We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:
•	Current charges in all years illustrated; and
•	Guaranteed charges in all years illustrated.
All charges reflected in the illustrated policy values below are described in detail in the sections entitled “Fee Tables” and “Loads, Fees and Charges.” These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see “Fee Tables”) would result in additional charges, which would reduce the illustrated policy values.
We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the fee tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.56% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund operating expenses.
Risk classification of the insureds:  The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our standard nonsmoker risk classification. Illustrated policy values would be lower if these assumed insureds did not qualify as a nonsmoker risk.
Death benefit: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.
Premiums: The illustrations assume that a premium of $16,000 is paid in full at the beginning of each policy year. Results would differ if:
•	Premiums were not paid in full at the beginning of each policy year;
•	Premium amounts paid were different.
Loans and partial surrenders: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    59

Illustration							For 2001 CSO policies
Initial specified amount $1,200,000 Death Benefit Option 1			Male — 55 — nonsmoker Female — 55 — nonsmoker					Current costs assumed Annual premium $16,000
End of policy year	Premium (1) accumulated with annual interest at 5%	Death benefit assuming hypothetical gross annual investment return of			Policy value assuming hypothetical gross annual investment return of			Cash surrender value assuming hypothetical gross annual investment return of
		0%	6%	12%	0%	6%	12%	0%	6%	12%
1	$ 16,800	$1,200,000	$1,200,000	$ 1,200,000	$ 14,080	$ 14,974	$ 15,868	$ —	$ —	$ —
2	34,440	1,200,000	1,200,000	1,200,000	27,734	30,396	33,167	7,131	9,793	12,564
3	52,962	1,200,000	1,200,000	1,200,000	40,952	46,262	52,010	20,349	25,659	31,408
4	72,410	1,200,000	1,200,000	1,200,000	53,724	62,565	72,525	33,122	41,963	51,923
5	92,831	1,200,000	1,200,000	1,200,000	66,035	79,297	94,847	45,432	58,694	74,245
6	114,272	1,200,000	1,200,000	1,200,000	77,862	96,438	119,116	59,320	77,896	100,574
7	136,786	1,200,000	1,200,000	1,200,000	89,176	113,965	145,484	72,694	97,484	129,002
8	160,425	1,200,000	1,200,000	1,200,000	99,951	131,857	174,120	85,530	117,436	159,699
9	185,246	1,200,000	1,200,000	1,200,000	110,139	150,068	205,193	97,777	137,706	192,832
10	211,309	1,200,000	1,200,000	1,200,000	119,706	168,570	238,910	109,405	158,269	228,609
15	362,520	1,200,000	1,200,000	1,200,000	164,939	275,204	471,678	164,939	275,204	471,678
20	555,508	1,200,000	1,200,000	1,200,000	189,388	390,332	840,130	189,388	390,332	840,130
25	801,815	1,200,000	1,200,000	1,516,528	177,886	506,302	1,444,313	177,886	506,302	1,444,313
30	1,116,173	1,200,000	1,200,000	2,531,959	76,429	595,731	2,411,390	76,429	595,731	2,411,390
35	1,517,381	—	1,200,000	4,124,418	—	613,724	3,928,018	—	613,724	3,928,018
40	2,029,436	—	1,200,000	6,406,050	—	462,760	6,342,624	—	462,760	6,342,624
45	2,682,963	—	—	10,313,876	—	—	10,313,876	—	—	10,313,876
50	—	—	—	—	—	—	—	—	—	—
55	—	—	—	—	—	—	—	—	—	—
60	—	—	—	—	—	—	—	—	—	—
65	—	—	—	—	—	—	—	—	—	—
70	—	—	—	—	—	—	—	—	—	—
75	—	—	—	—	—	—	—	—	—	—
80	—	—	—	—	—	—	—	—	—	—
(1)	This information is for comparative purposes only. There is no such option available under your policy.
The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

60    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Illustration							For 2001 CSO policies
Initial specified amount $1,200,000 Death Benefit Option 1			Male — 55 — nonsmoker Female — 55 — nonsmoker					Guaranteed costs assumed Annual premium $16,000
End of policy year	Premium (1) accumulated with annual interest at 5%	Death benefit assuming hypothetical gross annual investment return of			Policy value assuming hypothetical gross annual investment return of			Cash surrender value assuming hypothetical gross annual investment return of
		0%	6%	12%	0%	6%	12%	0%	6%	12%
1	$ 16,800	$1,200,000	$1,200,000	$1,200,000	$ 13,795	$ 14,680	$ 15,566	$ —	$ —	$ —
2	34,440	1,200,000	1,200,000	1,200,000	27,172	29,798	32,532	6,570	9,196	11,930
3	52,962	1,200,000	1,200,000	1,200,000	40,120	45,349	51,013	19,518	24,747	30,410
4	72,410	1,200,000	1,200,000	1,200,000	52,628	61,327	71,130	32,026	40,724	50,527
5	92,831	1,200,000	1,200,000	1,200,000	64,681	77,720	93,015	44,079	57,118	72,412
6	114,272	1,200,000	1,200,000	1,200,000	76,257	94,511	116,805	57,715	75,970	98,263
7	136,786	1,200,000	1,200,000	1,200,000	87,323	111,673	142,645	70,841	95,192	126,164
8	160,425	1,200,000	1,200,000	1,200,000	97,843	129,173	170,690	83,422	114,752	156,269
9	185,246	1,200,000	1,200,000	1,200,000	107,773	146,969	201,107	95,412	134,608	188,745
10	211,309	1,200,000	1,200,000	1,200,000	117,069	165,021	234,082	106,768	154,720	223,782
15	362,520	1,200,000	1,200,000	1,200,000	156,040	261,945	451,080	156,040	261,945	451,080
20	555,508	1,200,000	1,200,000	1,200,000	164,459	353,361	779,788	164,459	353,361	779,788
25	801,815	1,200,000	1,200,000	1,371,477	111,034	413,646	1,306,169	111,034	413,646	1,306,169
30	1,116,173	—	1,200,000	2,243,636	—	378,136	2,136,796	—	378,136	2,136,796
35	1,517,381	—	1,200,000	3,565,290	—	55,381	3,395,514	—	55,381	3,395,514
40	2,029,436	—	—	5,404,219	—	—	5,350,712	—	—	5,350,712
45	2,682,963	—	—	8,538,605	—	—	8,538,605	—	—	8,538,605
50	—	—	—	—	—	—	—	—	—	—
55	—	—	—	—	—	—	—	—	—	—
60	—	—	—	—	—	—	—	—	—	—
65	—	—	—	—	—	—	—	—	—	—
70	—	—	—	—	—	—	—	—	—	—
75	—	—	—	—	—	—	—	—	—	—
80	—	—	—	—	—	—	—	—	—	—
(1)	This information is for comparative purposes only. There is no such option available under your policy.
The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    61

Illustration							For prior policies, as defined in the “Key Terms” Section of this prospectus
Initial specified amount $1,200,000 Death Benefit Option 1			Male — 55 — nonsmoker Female — 55 — nonsmoker					Current costs assumed Annual premium $16,000
End of policy year	Premium (1) accumulated with annual interest at 5%	Death benefit assuming hypothetical gross annual investment return of			Policy value assuming hypothetical gross annual investment return of			Cash surrender value assuming hypothetical gross annual investment return of
		0%	6%	12%	0%	6%	12%	0%	6%	12%
1	$ 16,800	$1,200,000	$1,200,000	$ 1,200,000	$ 14,067	$ 14,960	$ 15,855	$ —	$ —	$ —
2	34,440	1,200,000	1,200,000	1,200,000	27,680	30,340	33,108	5,246	7,906	10,675
3	52,962	1,200,000	1,200,000	1,200,000	40,830	46,131	51,872	18,396	23,698	29,438
4	72,410	1,200,000	1,200,000	1,200,000	53,501	62,324	72,265	31,067	39,890	49,831
5	92,831	1,200,000	1,200,000	1,200,000	65,676	78,902	94,414	43,242	56,468	71,980
6	114,272	1,200,000	1,200,000	1,200,000	77,337	95,852	118,462	57,146	75,661	98,271
7	136,786	1,200,000	1,200,000	1,200,000	88,458	113,149	144,556	70,511	95,202	126,609
8	160,425	1,200,000	1,200,000	1,200,000	99,022	130,782	172,875	83,319	115,078	157,171
9	185,246	1,200,000	1,200,000	1,200,000	108,988	148,710	203,588	95,528	135,250	190,128
10	211,309	1,200,000	1,200,000	1,200,000	118,321	166,903	236,898	107,104	155,686	225,681
15	362,520	1,200,000	1,200,000	1,200,000	162,563	271,937	467,138	162,563	271,937	467,138
20	555,508	1,200,000	1,200,000	1,200,000	186,230	385,292	831,855	186,230	385,292	831,855
25	801,815	1,200,000	1,200,000	1,501,873	173,824	498,866	1,430,355	173,824	498,866	1,430,355
30	1,116,173	1,200,000	1,200,000	2,508,413	70,963	584,320	2,388,965	70,963	584,320	2,388,965
35	1,517,381	—	1,200,000	4,111,332	—	598,622	3,915,554	—	598,622	3,915,554
40	2,029,436	—	1,200,000	6,433,764	—	437,203	6,370,064	—	437,203	6,370,064
45	2,682,963	—	—	10,435,728	—	—	10,435,728	—	—	10,435,728
50	—	—	—	—	—	—	—	—	—	—
55	—	—	—	—	—	—	—	—	—	—
60	—	—	—	—	—	—	—	—	—	—
65	—	—	—	—	—	—	—	—	—	—
70	—	—	—	—	—	—	—	—	—	—
75	—	—	—	—	—	—	—	—	—	—
80	—	—	—	—	—	—	—	—	—	—
(1)	This information is for comparative purposes only. There is no such option available under your policy.
The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

62    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Illustration							For prior policies, as defined in the “Key Terms” Section of this prospectus
Initial specified amount $1,200,000 Death Benefit Option 1			Male — 55 — nonsmoker Female — 55 — nonsmoker					Guaranteed costs assumed Annual premium $16,000
End of policy year	Premium (1) accumulated with annual interest at 5%	Death benefit assuming hypothetical gross annual investment return of			Policy value assuming hypothetical gross annual investment return of			Cash surrender value assuming hypothetical gross annual investment return of
		0%	6%	12%	0%	6%	12%	0%	6%	12%
1	$ 16,800	$1,200,000	$1,200,000	$1,200,000	$ 13,768	$ 14,652	$ 15,536	$ —	$ —	$ —
2	34,440	1,200,000	1,200,000	1,200,000	27,057	29,677	32,406	4,623	7,244	9,972
3	52,962	1,200,000	1,200,000	1,200,000	39,851	45,063	50,708	17,417	22,629	28,274
4	72,410	1,200,000	1,200,000	1,200,000	52,131	60,789	70,550	29,697	38,356	48,116
5	92,831	1,200,000	1,200,000	1,200,000	63,872	76,832	92,041	41,439	54,399	69,607
6	114,272	1,200,000	1,200,000	1,200,000	75,040	93,156	115,297	54,849	72,966	95,106
7	136,786	1,200,000	1,200,000	1,200,000	85,584	109,711	140,430	67,637	91,764	122,483
8	160,425	1,200,000	1,200,000	1,200,000	95,437	126,426	167,550	79,734	110,722	151,846
9	185,246	1,200,000	1,200,000	1,200,000	104,511	143,208	196,762	91,051	129,748	183,302
10	211,309	1,200,000	1,200,000	1,200,000	112,706	159,954	228,183	101,489	148,737	216,966
15	362,520	1,200,000	1,200,000	1,200,000	140,414	243,468	429,352	140,414	243,468	429,352
20	555,508	1,200,000	1,200,000	1,200,000	117,164	298,136	719,281	117,164	298,136	719,281
25	801,815	—	1,200,000	1,233,823	—	254,047	1,175,069	—	254,047	1,175,069
30	1,116,173	—	—	2,012,533	—	—	1,916,698	—	—	1,916,698
35	1,517,381	—	—	3,159,634	—	—	3,009,176	—	—	3,009,176
40	2,029,436	—	—	4,732,109	—	—	4,685,257	—	—	4,685,257
45	2,682,963	—	—	7,489,105	—	—	7,489,105	—	—	7,489,105
50	—	—	—	—	—	—	—	—	—	—
55	—	—	—	—	—	—	—	—	—	—
60	—	—	—	—	—	—	—	—	—	—
65	—	—	—	—	—	—	—	—	—	—
70	—	—	—	—	—	—	—	—	—	—
75	—	—	—	—	—	—	—	—	—	—
80	—	—	—	—	—	—	—	—	—	—
(1)	This information is for comparative purposes only. There is no such option available under your policy.
The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    63

Key Terms
These terms can help you understand details about your policy.
Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts prior to the insured’s death.
Attained insurance age: The insured’s insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.
Cash surrender value: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.
Close of business: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.
Code: The Internal Revenue Code of 1986, as amended.
Death benefit guarantee to age 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured’s attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.
Death benefit guarantee to age 100 (DBG-100) premium: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured’s sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.
Death benefit valuation date: The date of the last surviving insured’s death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured’s death.
Duration: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.
Fixed account: The general investment account of RiverSource Life of NY. The fixed account is made up of all of RiverSource Life of NY’s assets other than those held in any separate account.
Fixed account value: The portion of the policy value that you allocate to the fixed account, including indebtedness.
Funds: Mutual funds or portfolios, each with a different investment objective. (See “The Variable Account and the Funds.”) Each of the subaccounts of the variable account invests in a specific one of these funds.
Good order: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.
Insurance age: Each insured’s age based upon his or her last birthday on the date of the application.
Insureds: The persons whose lives are insured by the policy.
Lapse: The policy ends without value and no death benefit is paid.
Minimum initial premium: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.
Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.
Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.
Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.
Net premium: The premium paid minus the premium expense charge.
Owner: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus “you” and “your” refer to the owner.
Policy anniversary: The same day and month as the policy date each year the policy remains in force.

64    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.
Policy value: The sum of the fixed account value plus the variable account value.
Prior policies: Policies issued based on applications signed before October 1, 2008, where approved, and any policy issued before January 1, 2009, regardless of the date of application.
Proceeds: The amount payable under the policy as follows:
•	Upon death of the last surviving insured prior to the youngest insured’s attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured’s death, minus any indebtedness.
•	Upon the death of the last surviving insured on or after the youngest insured’s attained insurance age 100, proceeds will be the greater of:
—	the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured’s death.
—	the policy value at the youngest insured’s attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.
•	On surrender of the policy, the proceeds will be the cash surrender value.
Risk classification: A group of insureds that RiverSource Life of NY expects will have similar mortality experience.
RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.
Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.
Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured’s attained insurance age 100. We show the initial specified amount in your policy.
Subaccounts: One or more of the investment divisions of the variable account, each of which invests in a particular fund.
Surrender charge: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.
Valuation date: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the time it closes. At the NYSE close, the next valuation date begins.
Valuation period: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.
Variable account: RiverSource of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.
Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.
2001 CSO policies: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statement date.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    65

Additional information about RiverSource of New York Account 8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Co. of New York at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.
You may review and copy information about the Registrant, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F. Street, N.E., Washington, D.C. 20549.
Investment Company Act File #811-5213
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Co. of New York, Albany, New York. Affiliated with Ameriprise Financial Services, Inc.
© 2008-2015 RiverSource Life Insurance Company. All rights reserved.
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-541-2251
S-6203 V (5/15)

PART B: STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

FOR

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE (SUCCESSION SELECT – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE INSURANCE (VUL – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE IV (VUL IV – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES (VUL IV ES – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE 5 (VUL 5 – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE 5 – ESTATE SERIES (VUL 5 ES – NY)

May 1, 2015

Issued by:	RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

Telephone: 1-800-541-2251

(Home Office)

Website address: riversource.com/lifeinsurance

RiverSource of New York Account 8

RiverSource of New York Account 8 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

S-6337 R (5/15)

2	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Information about RiverSource Life of NY

We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 70500 Ameriprise Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP

RiverSource Life of NY, a New York corporation is a wholly-owned subsidiary of RiverSource Life Insurance Company, a Minnesota Corporation which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of New York governing insurance companies and to regulation by the New York State Department of Financial Services (the Department). We file an annual statement in a prescribed form with the Department. Our books and accounts are subject to review by the Department at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. These ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	3

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2014 was $27,460,480, in 2013 was $27,440,933 and in 2012 was $24,714,946. RiverSource Distributors retains no underwriting commissions from the sale of the policy.

The Variable Account

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account’s management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this statement of additional information also invest in subaccounts of the variable account.

4	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Additional Information about the Operation of the Policies

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT– NY, VUL – NY, VUL IV – NY, VUL IV ES – NY, VUL 5 – NY and VUL 5 ES – NY

SUCCESSION SELECT – NY

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	$9.61

15	6.87

20	5.51

25	4.71

30	4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or fifteen years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

		Life Income per $1,000 with Payments Guaranteed for
Age Payee	Beginning in Year	5 Years		10 Years		15 Years
		Male	Female	Male	Female	Male	Female
65	2015	$5.11	$4.55	$5.01	$4.51	$4.84	$4.43

	2020	5.03	4.49	4.94	4.45	4.78	4.39

	2025	4.95	4.43	4.87	4.40	4.73	4.34

	2030	4.88	4.38	4.81	4.35	4.68	4.30

	2035	4.81	4.33	4.75	4.30	4.63	4.25

70	2015	5.92	5.19	5.70	5.10	5.36	4.94

	2020	5.81	5.10	5.61	5.03	5.30	4.88

	2025	5.71	5.03	5.53	4.96	5.24	4.83

	2030	5.61	4.95	5.45	4.89	5.18	4.77

	2035	5.52	4.89	5.37	4.83	5.13	4.72

75	2015	6.99	6.10	6.52	5.89	5.90	5.54

	2020	6.84	5.99	6.42	5.79	5.84	5.47

	2025	6.71	5.88	6.32	5.71	5.78	5.41

	2030	6.58	5.78	6.23	5.62	5.73	5.35

	2035	6.46	5.68	6.14	5.54	5.67	5.30

85	2015	10.22	9.19	8.36	7.93	6.70	6.59

	2020	10.00	8.98	8.27	7.83	6.68	6.57

	2025	9.79	8.78	8.19	7.74	6.67	6.54

	2030	9.60	8.59	8.11	7.64	6.65	6.52

	2035	9.41	8.42	8.03	7.55	6.63	6.49

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	5

VUL – NY

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
5	$18.32

10	10.06

15	7.34

20	6.00

25	5.22

30	4.72

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee’s nearest birthday) minus an adjustment as follows:

Calendar Year of Payee’s Birth	Adjustment	Calendar Year of Payee’s Birth	Adjustment
Before 1920	0	1945-1949	6

1920-1924	1	1950-1959	7

1925-1929	2	1960-1969	8

1930-1934	3	1970-1979	9

1935-1939	4	1980-1989	10

1940-1944	5	After 1989	11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

Option C Table

	Life Income per $1,000 with Payments Guaranteed for
	10 Years		15 Years		20 Years
Adjusted Age Payee	Male	Female	Male	Female	Male	Female
50	$4.81	$4.47	$4.74	$4.45	$4.65	$4.40

55	5.20	4.80	5.09	4.74	4.94	4.87

60	5.70	5.22	5.51	5.12	5.25	4.98

65	6.35	5.77	5.98	5.58	5.54	5.32

70	7.14	6.50	6.47	6.12	5.77	5.63

75	8.00	7.40	6.87	6.64	5.91	5.85

VUL IV – NY/VUL IV ES – NY

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	$9.61

15	6.87

20	5.51

25	4.71

30	4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

6	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Option C — Lifetime income: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

		Life Income per $1,000 with Payments Guaranteed for
Age Payee	Beginning in Year	5 Years		10 Years		15 Years
		Male	Female	Male	Female	Male	Female
65	2015	$5.11	$4.55	$5.01	$4.51	$4.84	$4.43

	2020	5.03	4.49	4.94	4.45	4.78	4.39

	2025	4.95	4.43	4.87	4.40	4.73	4.34

	2030	4.88	4.38	4.81	4.35	4.68	4.30

	2035	4.81	4.33	4.75	4.30	4.63	4.25

70	2015	5.92	5.19	5.70	5.10	5.36	4.94

	2020	5.81	5.10	5.61	5.03	5.30	4.88

	2025	5.71	5.03	5.53	4.96	5.24	4.83

	2030	5.61	4.95	5.45	4.89	5.18	4.77

	2035	5.52	4.89	5.37	4.83	5.13	4.72

75	2015	6.99	6.10	6.52	5.89	5.90	5.54

	2020	6.84	5.99	6.42	5.79	5.84	5.47

	2025	6.71	5.88	6.32	5.71	5.78	5.41

	2030	6.58	5.78	6.23	5.62	5.73	5.35

	2035	6.46	5.68	6.14	5.54	5.67	5.30

85	2015	10.22	9.19	8.36	7.93	6.70	6.59

	2020	10.00	8.98	8.27	7.83	6.68	6.57

	2025	9.79	8.78	8.19	7.74	6.67	6.54

	2030	9.60	8.59	8.11	7.64	6.65	6.52

	2035	9.41	8.42	8.03	7.55	6.63	6.49

The table above is based on the “1983 Individual Annuitant Mortality Table A” at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

VUL 5 – NY/VUL 5 ES – NY

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	$9.18

15	6.42

20	5.04

25	4.22

30	3.68

We will furnish monthly amounts for other payment periods at your request, without charge.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	7

Option C — Lifetime income: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

		Life Income per $1,000 with Payments Guaranteed for
Age Payee	Beginning in Year	5 Years		10 Years		15 Years
		Male	Female	Male	Female	Male	Female
65	2015	$4.54	$4.10	$4.46	$4.06	$4.31	$3.99

	2025	4.39	3.97	4.32	3.94	4.19	3.88

	2035	4.25	3.86	4.19	3.84	4.08	3.79

75	2015	6.41	5.77	5.99	5.53	5.39	5.14

	2025	6.13	5.52	5.78	5.33	5.27	5.01

	2035	5.88	5.30	5.59	5.15	5.16	4.88

85	2015	9.63	9.02	7.85	7.61	6.22	6.16

	2025	9.20	8.56	7.68	7.40	6.18	6.10

	2035	8.81	8.16	7.50	7.20	6.14	6.05

The table above is based on the “Annuity 2000 Mortality Table” with 100% Projection Scale G at 2.00% annual effective interest rate. Settlement rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates upon request.

8	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Revenues Received During Calendar Year 2014

The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates* in 2014. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.

Affiliated Funds**	$493,178,523
Fidelity® Variable Insurance Products Fund/Fidelity® Variable Insurance Products Fund II/Fidelity® Variable Insurance Products Fund III/Fidelity® Variable Insurance Products Fund IV/Fidelity® Variable Insurance Products Fund V	$9,848,882
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds	$5,983,848
Oppenheimer Variable Account Funds	$5,572,631
Franklin® Templeton® Variable Insurance Products Trust	$3,571,232
AB Variable Products Series Fund, Inc.	$3,024,566
American Century® Variable Portfolios, Inc./American Century® Variable Portfolios II, Inc.	$2,950,359
MFS® Variable Insurance TrustSM	$2,768,010
Goldman Sachs Variable Insurance Trust	$2,147,908
Wells Fargo Variable Trust	$1,923,540
Eaton Vance Variable Trust	$1,812,716
Janus Aspen Series	$1,377,530
PIMCO Variable Insurance Trust	$1,318,136
Putnam Variable Trust	$896,225
Morgan Stanley Universal Institutional Funds, Inc.	$760,889
BlackRock Variable Series Funds, Inc.	$331,372
Credit Suisse Trust	$320,961
Ivy Funds Variable Insurance Portfolios	$197,266
Royce Capital Fund	$187,340
ALPS Variable Investment Trust	$173,822
Deutsche Variable Series II	$158,132
Third Avenue Variable Series Trust	$151,630
Neuberger Berman Advisers Management Trust	$144,485
Calvert Variable Series, Inc.	$115,402
Legg Mason Partners Variable Equity Trust/Legg Mason Partners Variable Income Trust	$113,814
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund/Dreyfus Socially Responsible Growth Fund, Inc.	$86,053
Lazard Retirement Series, Inc.	$57,804
Van Eck VIP Trust	$14,195
Lincoln Variable Insurance Products Trust	$2,317
JPMorgan Insurance Trust	$1,090
*	RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. are affiliates of RiverSource Life insurance Company.
**	Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.

Independent Registered Public Accounting Firm

The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2014 and December 31, 2013 and for each of the three years in the period ended December 31, 2014 and the financial statements of each of the divisions of RiverSource of New York Account 8 as of December 31, 2014 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2013 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

POLICY OWNERS OF RIVERSOURCE OF NEW YORK ACCOUNT 8

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Account 8 (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2014, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the period ended December 31, 2010 were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 22, 2015

10	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$378	$2,284,771	$3,161,557	$136,739	$141,249
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	236	96	—
Receivable for share redemptions	—	3,180	4,591	176	179
Total assets	378	2,287,951	3,166,384	137,011	141,428

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	1,588	2,146	89	89
Contract terminations	—	2	300	1	—
Payable for investments purchased	—	—	236	96	—
Total liabilities	—	1,590	2,682	186	89
Net assets applicable to Variable Life contracts in accumulation period	—	2,286,361	3,163,702	136,625	141,036
Net assets applicable to seed money	378	—	—	200	303
Total net assets	$378	$2,286,361	$3,163,702	$136,825	$141,339
(1) Investment shares	32	76,902	235,761	2,886	11,870
(2) Investments, at cost	$390	$1,843,353	$3,416,727	$101,286	$143,924

Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$867,365	$530,675	$4,230,044	$2,014,326	$278,208
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	5,882	40	—	40	—
Receivable for share redemptions	1,131	736	6,889	2,919	638
Total assets	874,378	531,451	4,236,933	2,017,285	278,846

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	566	368	2,809	1,458	76
Contract terminations	—	—	1,272	—	486
Payable for investments purchased	5,882	40	—	40	—
Total liabilities	6,448	408	4,081	1,498	562
Net assets applicable to Variable Life contracts in accumulation period	867,930	531,043	4,232,852	2,015,673	278,065
Net assets applicable to seed money	—	—	—	114	219
Total net assets	$867,930	$531,043	$4,232,852	$2,015,787	$278,284
(1) Investment shares	86,910	53,227	449,526	213,835	19,634
(2) Investments, at cost	$712,999	$476,074	$3,033,739	$1,531,424	$309,714

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	11

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2
Assets
Investments, at fair value(1),(2)	$465,779	$16,005,706	$2,760	$3,124,481	$70
Dividends receivable	—	—	—	1	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	106	—	388	—
Receivable for share redemptions	686	16,197	—	2,122	—
Total assets	466,465	16,022,009	2,760	3,126,992	70

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	321	12,513	—	2,036	—
Contract terminations	44	3,684	—	86	—
Payable for investments purchased	—	106	—	388	—
Total liabilities	365	16,303	—	2,510	—
Net assets applicable to Variable Life contracts in accumulation period	466,011	16,005,681	760	3,124,482	12
Net assets applicable to seed money	89	25	2,000	—	58
Total net assets	$466,100	$16,005,706	$2,760	$3,124,482	$70
(1) Investment shares	227,099	739,635	2,760	3,124,481	10
(2) Investments, at cost	$434,640	$10,868,655	$2,760	$3,124,295	$90

Dec. 31, 2014 (continued)	Col VP Contrarian Core, Cl 2	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
Assets
Investments, at fair value(1),(2)	$1,805	$78	$934	$8,198,097	$3,114
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	190	—
Receivable for share redemptions	—	—	—	6,832	—
Total assets	1,805	78	934	8,205,119	3,114

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	5,711	—
Contract terminations	—	—	—	1,121	—
Payable for investments purchased	—	—	—	190	—
Total liabilities	—	—	—	7,022	—
Net assets applicable to Variable Life contracts in accumulation period	1,793	—	857	8,198,097	3,100
Net assets applicable to seed money	12	78	77	—	14
Total net assets	$1,805	$78	$934	$8,198,097	$3,114
(1) Investment shares	112	8	92	801,378	158
(2) Investments, at cost	$1,742	$76	$928	$8,491,858	$2,735
See accompanying notes to financial statements.

12	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$13,273,818	$74	$34,464	$2,691,552	$4,956
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	116	—	26	—	—
Receivable for share redemptions	13,940	—	—	2,721	—
Total assets	13,287,874	74	34,490	2,694,273	4,956

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9,407	—	—	1,861	—
Contract terminations	4,533	—	—	860	—
Payable for investments purchased	116	—	26	—	—
Total liabilities	14,056	—	26	2,721	—
Net assets applicable to Variable Life contracts in accumulation period	13,273,818	—	34,464	2,691,552	4,956
Net assets applicable to seed money	—	74	—	—	—
Total net assets	$13,273,818	$74	$34,464	$2,691,552	$4,956
(1) Investment shares	668,369	8	2,253	175,345	486
(2) Investments, at cost	$9,304,622	$80	$35,396	$2,616,647	$5,113

Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Assets
Investments, at fair value(1),(2)	$2,083,437	$32,878	$3,161,562	$373,347	$814,598
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	10	18	295	39	75
Receivable for share redemptions	1,469	—	2,111	282	602
Total assets	2,084,916	32,896	3,163,968	373,668	815,275

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,452	—	2,111	282	576
Contract terminations	17	—	—	—	26
Payable for investments purchased	10	18	295	39	75
Total liabilities	1,479	18	2,406	321	677
Net assets applicable to Variable Life contracts in accumulation period	2,083,437	32,878	3,161,562	373,264	814,598
Net assets applicable to seed money	—	—	—	83	—
Total net assets	$2,083,437	$32,878	$3,161,562	$373,347	$814,598
(1) Investment shares	203,262	4,758	455,556	41,437	89,713
(2) Investments, at cost	$2,286,975	$33,500	$3,100,866	$384,695	$861,458

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	13

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
Assets
Investments, at fair value(1),(2)	$990	$6,317,589	$2,710	$2,075,050	$20,888
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,724	18	—	—
Receivable for share redemptions	—	5,123	—	2,937	—
Total assets	990	6,324,436	2,728	2,077,987	20,888

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	4,980	—	1,366	—
Contract terminations	—	143	—	1,571	—
Payable for investments purchased	—	1,724	18	—	—
Total liabilities	—	6,847	18	2,937	—
Net assets applicable to Variable Life contracts in accumulation period	903	6,317,513	2,695	2,075,050	20,888
Net assets applicable to seed money	87	76	15	—	—
Total net assets	$990	$6,317,589	$2,710	$2,075,050	$20,888
(1) Investment shares	76	484,106	232	176,150	589
(2) Investments, at cost	$1,044	$4,743,061	$2,357	$1,364,502	$19,279

Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$25,703,972	$33,442	$40,613	$50	$1,266,105
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	95	—	—	—	—
Receivable for share redemptions	29,765	1	33	—	1,022
Total assets	25,733,832	33,443	40,646	50	1,267,127

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	19,676	1	33	—	1,022
Contract terminations	10,089	—	—	—	—
Payable for investments purchased	95	—	—	—	—
Total liabilities	29,860	1	33	—	1,022
Net assets applicable to Variable Life contracts in accumulation period	25,703,972	33,070	40,573	—	1,266,065
Net assets applicable to seed money	—	372	40	50	40
Total net assets	$25,703,972	$33,442	$40,613	$50	$1,266,105
(1) Investment shares	721,009	3,321	3,839	5	108,399
(2) Investments, at cost	$15,042,565	$33,802	$40,497	$50	$1,242,298

See accompanying notes to financial statements.

14	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$151,808	$10,747	$4,849	$517,159	$7,802
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	18	—	18
Receivable for share redemptions	104	—	—	320	—
Total assets	151,912	10,747	4,867	517,479	7,820

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	104	—	—	313	—
Contract terminations	—	—	—	6	—
Payable for investments purchased	—	—	18	—	18
Total liabilities	104	—	18	319	18
Net assets applicable to Variable Life contracts in accumulation period	151,778	10,747	4,835	517,160	7,802
Net assets applicable to seed money	30	—	14	—	—
Total net assets	$151,808	$10,747	$4,849	$517,160	$7,802
(1) Investment shares	12,332	610	253	26,796	427
(2) Investments, at cost	$150,637	$10,762	$4,408	$390,690	$7,205

Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$687,769	$10	$6,328,258	$16,165	$454,830
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	34	—	108	—	32
Receivable for share redemptions	491	—	4,622	—	292
Total assets	688,294	10	6,332,988	16,165	455,154

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	490	—	4,066	—	293
Contract terminations	—	—	556	—	—
Payable for investments purchased	34	—	108	—	32
Total liabilities	524	—	4,730	—	325
Net assets applicable to Variable Life contracts in accumulation period	687,757	—	6,328,258	16,165	454,817
Net assets applicable to seed money	13	10	—	—	12
Total net assets	$687,770	$10	$6,328,258	$16,165	$454,829
(1) Investment shares	37,501	1	419,646	907	25,395
(2) Investments, at cost	$505,596	$10	$4,266,381	$15,142	$353,003

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	15

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Assets
Investments, at fair value(1),(2)	$6,498	$1,227,108	$4,655	$201	$1,930,068
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	14	18	—	47
Receivable for share redemptions	—	846	—	—	1,336
Total assets	6,498	1,227,968	4,673	201	1,931,451

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	785	—	—	1,269
Contract terminations	—	60	—	—	67
Payable for investments purchased	—	14	18	—	47
Total liabilities	—	859	18	—	1,383
Net assets applicable to Variable Life contracts in accumulation period	6,498	1,227,097	4,576	123	1,930,068
Net assets applicable to seed money	—	12	79	78	—
Total net assets	$6,498	$1,227,109	$4,655	$201	$1,930,068
(1) Investment shares	335	62,929	538	19	181,739
(2) Investments, at cost	$6,117	$891,523	$4,787	$198	$1,875,727

Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Assets
Investments, at fair value(1),(2)	$482,468	$44,903	$1,131,854	$4,134,586	$4,277,749
Dividends receivable	—	—	3,236	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	8	46	604
Receivable for share redemptions	715	45	1,607	7,403	5,811
Total assets	483,183	44,948	1,136,705	4,142,035	4,284,164

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	333	23	801	2,931	2,599
Contract terminations	50	—	7	1,543	613
Payable for investments purchased	—	—	3,243	46	604
Total liabilities	383	23	4,051	4,520	3,816
Net assets applicable to Variable Life contracts in accumulation period	482,800	44,706	1,130,626	4,137,515	4,280,348
Net assets applicable to seed money	—	219	2,028	—	—
Total net assets	$482,800	$44,925	$1,132,654	$4,137,515	$4,280,348
(1) Investment shares	92,427	3,237	123,161	112,659	207,255
(2) Investments, at cost	$712,025	$45,282	$1,149,977	$2,975,071	$2,931,338

See accompanying notes to financial statements.

16	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$2,011,289	$6,793,326	$4,612,622	$1,306,798	$977,160
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	76	—	153	7,476	612
Receivable for share redemptions	2,416	12,101	6,085	1,715	1,296
Total assets	2,013,781	6,805,427	4,618,860	1,315,989	979,068

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,208	4,358	3,042	850	648
Contract terminations	—	3,386	—	16	—
Payable for investments purchased	76	—	153	7,476	612
Total liabilities	1,284	7,744	3,195	8,342	1,260
Net assets applicable to Variable Life contracts in accumulation period	2,012,497	6,797,683	4,615,665	1,307,647	977,808
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,012,497	$6,797,683	$4,615,665	$1,307,647	$977,808
(1) Investment shares	98,448	181,446	125,207	70,145	52,677
(2) Investments, at cost	$1,608,484	$5,477,403	$4,030,466	$1,192,093	$948,802

Dec. 31, 2014 (continued)	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$78	$2,782,495	$111,525	$1,922,194	$2,538,403
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	85	—
Receivable for share redemptions	—	4,622	174	2,983	4,023
Total assets	78	2,787,117	111,699	1,925,262	2,542,426

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	1,841	87	1,416	1,694
Contract terminations	—	940	—	151	634
Payable for investments purchased	—	—	—	85	—
Total liabilities	—	2,781	87	1,652	2,328
Net assets applicable to Variable Life contracts in accumulation period	—	2,784,336	111,318	1,923,610	2,539,989
Net assets applicable to seed money	78	—	294	—	109
Total net assets	$78	$2,784,336	$111,612	$1,923,610	$2,540,098
(1) Investment shares	7	174,451	6,970	85,053	113,728
(2) Investments, at cost	$81	$2,767,631	$113,122	$1,518,470	$2,021,040

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	17

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$15,613	$6,711,710	$18,535	$410,590	$2,414,601
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	383	19
Receivable for share redemptions	11	17,018	30	505	3,594
Total assets	15,624	6,728,728	18,565	411,478	2,418,214

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5	4,540	15	253	1,552
Contract terminations	—	7,938	—	—	489
Payable for investments purchased	—	—	—	383	19
Total liabilities	5	12,478	15	636	2,060
Net assets applicable to Variable Life contracts in accumulation period	15,397	6,716,250	18,259	410,842	2,416,154
Net assets applicable to seed money	222	—	291	—	—
Total net assets	$15,619	$6,716,250	$18,550	$410,842	$2,416,154
(1) Investment shares	868	385,067	1,893	30,036	133,256
(2) Investments, at cost	$15,756	$6,072,528	$18,911	$376,853	$1,769,957

Dec. 31, 2014 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Assets
Investments, at fair value(1),(2)	$619,085	$821,400	$12,878	$320,965	$12,038,481
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	156	—	9	98
Receivable for share redemptions	758	1,182	14	2,742	22,760
Total assets	619,843	822,738	12,892	323,716	12,061,339

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	373	591	8	244	9,371
Contract terminations	10	—	—	2,255	4,017
Payable for investments purchased	—	156	—	9	98
Total liabilities	383	747	8	2,508	13,486
Net assets applicable to Variable Life contracts in accumulation period	619,460	821,991	12,583	321,117	12,047,853
Net assets applicable to seed money	—	—	301	91	—
Total net assets	$619,460	$821,991	$12,884	$321,208	$12,047,853
(1) Investment shares	11,281	15,316	1,058	16,822	293,550
(2) Investments, at cost	$470,560	$631,707	$12,971	$233,818	$7,404,194

See accompanying notes to financial statements.

18	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value(1),(2)	$626,619	$1,099,016	$446,229	$294,445	$366,354
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	176	10	—	59
Receivable for share redemptions	872	4,890	769	422	542
Total assets	627,491	1,104,082	447,008	294,867	366,955

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	419	716	281	212	271
Contract terminations	33	3,459	207	—	—
Payable for investments purchased	—	176	10	—	59
Total liabilities	452	4,351	498	212	330
Net assets applicable to Variable Life contracts in accumulation period	626,946	1,099,593	446,417	294,562	366,625
Net assets applicable to seed money	93	138	93	93	—
Total net assets	$627,039	$1,099,731	$446,510	$294,655	$366,625
(1) Investment shares	26,998	31,930	77,202	51,297	18,550
(2) Investments, at cost	$477,961	$924,511	$334,762	$222,629	$305,259

Dec. 31, 2014 (continued)	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Assets
Investments, at fair value(1),(2)	$303,920	$555,298	$137	$98	$1,117,214
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	154	1,045	—	—	1,496
Total assets	304,074	556,343	137	98	1,118,710

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	68	296	—	—	732
Contract terminations	19	453	—	—	31
Payable for investments purchased	—	—	—	—	—
Total liabilities	87	749	—	—	763
Net assets applicable to Variable Life contracts in accumulation period	303,845	555,594	59	7	1,117,947
Net assets applicable to seed money	142	—	78	91	—
Total net assets	$303,987	$555,594	$137	$98	$1,117,947
(1) Investment shares	27,964	9,371	11	8	130,516
(2) Investments, at cost	$315,270	$381,348	$137	$90	$749,227

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	19

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Assets
Investments, at fair value(1),(2)	$549,994	$2,724,460	$45,939	$1,933,209	$1,637,592
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	20	1,505	—	—	—
Receivable for share redemptions	5,964	3,524	74	8,468	2,102
Total assets	555,978	2,729,489	46,013	1,941,677	1,639,694

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	417	1,762	38	1,215	1,031
Contract terminations	5,130	—	—	6,037	39
Payable for investments purchased	20	1,505	—	—	—
Total liabilities	5,567	3,267	38	7,252	1,070
Net assets applicable to Variable Life contracts in accumulation period	550,261	2,726,222	45,676	1,934,425	1,638,624
Net assets applicable to seed money	150	—	299	—	—
Total net assets	$550,411	$2,726,222	$45,975	$1,934,425	$1,638,624
(1) Investment shares	15,620	86,354	3,873	123,686	107,032
(2) Investments, at cost	$388,503	$3,414,207	$48,834	$1,376,759	$1,688,270

Dec. 31, 2014 (continued)	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Soc Responsive, Cl S
Assets
Investments, at fair value(1),(2)	$1,780,614	$472,128	$274,303	$369	$6,665
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	9	3	31	—	—
Receivable for share redemptions	2,561	1,347	410	—	—
Total assets	1,783,184	473,478	274,744	369	6,665

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,241	358	204	—	—
Contract terminations	78	631	—	—	—
Payable for investments purchased	9	3	31	—	—
Total liabilities	1,328	992	235	—	—
Net assets applicable to Variable Life contracts in accumulation period	1,781,856	472,486	274,400	—	6,665
Net assets applicable to seed money	—	—	109	369	—
Total net assets	$1,781,856	$472,486	$274,509	$369	$6,665
(1) Investment shares	53,184	44,667	21,857	37	279
(2) Investments, at cost	$1,516,826	$399,352	$262,804	$375	$6,210

See accompanying notes to financial statements.

20	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Assets
Investments, at fair value(1),(2)	$937,587	$2,423,678	$915,909	$1,475,933	$1,009
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	90	57	—	—	—
Receivable for share redemptions	1,319	23,971	2,272	2,941	—
Total assets	938,996	2,447,706	918,181	1,478,874	1,009

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	655	1,681	668	1,155	—
Contract terminations	11	20,608	936	631	—
Payable for investments purchased	90	57	—	—	—
Total liabilities	756	22,346	1,604	1,786	—
Net assets applicable to Variable Life contracts in accumulation period	938,240	2,425,283	916,451	1,477,011	935
Net assets applicable to seed money	—	77	126	77	74
Total net assets	$938,240	$2,425,360	$916,577	$1,477,088	$1,009
(1) Investment shares	23,973	447,173	34,878	140,968	87
(2) Investments, at cost	$814,953	$2,439,477	$763,217	$1,558,638	$1,000

Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
Assets
Investments, at fair value(1),(2)	$14,793	$824,321	$535,515	$246,676	$8,800,635
Dividends receivable	83	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	2,725	—	—
Receivable for share redemptions	13	1,140	684	313	17,307
Total assets	14,889	825,461	538,924	246,989	8,817,942

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6	561	342	156	6,941
Contract terminations	—	20	—	—	3,424
Payable for investments purchased	83	—	2,725	—	—
Total liabilities	89	581	3,067	156	10,365
Net assets applicable to Variable Life contracts in accumulation period	4,633	824,880	535,857	246,833	8,807,577
Net assets applicable to seed money	10,167	—	—	—	—
Total net assets	$14,800	$824,880	$535,857	$246,833	$8,807,577
(1) Investment shares	1,321	40,869	79,336	18,688	250,945
(2) Investments, at cost	$14,863	$597,087	$537,608	$245,219	$5,786,585

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	21

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$538,615	$2,542,218	$2,783,315	$2,833	$10,137,738
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	2,554	1,071	—	5,359
Receivable for share redemptions	590	3,455	3,439	4	6,116
Total assets	539,205	2,548,227	2,787,825	2,837	10,149,213

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	295	1,641	1,720	2	6,116
Contract terminations	—	172	—	—	—
Payable for investments purchased	—	2,554	1,071	—	5,359
Total liabilities	295	4,367	2,791	2	11,475
Net assets applicable to Variable Life contracts in accumulation period	538,778	2,543,860	2,785,034	2,415	10,137,738
Net assets applicable to seed money	132	—	—	420	—
Total net assets	$538,910	$2,543,860	$2,785,034	$2,835	$10,137,738
(1) Investment shares	15,626	223,590	165,673	442	639,605
(2) Investments, at cost	$370,178	$2,413,543	$2,620,080	$2,927	$8,634,080

Dec. 31, 2014 (continued)	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Assets
Investments, at fair value(1),(2)	$18,507,783	$77	$213	$1,370	$775,635
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,848	—	—	—	20
Receivable for share redemptions	13,014	—	—	—	603
Total assets	18,522,645	77	213	1,370	776,258

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	13,014	—	—	—	565
Contract terminations	—	—	—	—	37
Payable for investments purchased	1,848	—	—	—	20
Total liabilities	14,862	—	—	—	622
Net assets applicable to Variable Life contracts in accumulation period	18,507,783	—	125	1,293	775,636
Net assets applicable to seed money	—	77	88	77	—
Total net assets	$18,507,783	$77	$213	$1,370	$775,636
(1) Investment shares	1,166,212	7	19	146	81,818
(2) Investments, at cost	$13,756,599	$79	$200	$1,350	$769,647

See accompanying notes to financial statements.

22	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
Assets
Investments, at fair value(1),(2)	$23,382	$4,981	$556,930	$1,036,502	$1,675
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	432	843	—
Total assets	23,382	4,981	557,362	1,037,345	1,675

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	414	802	—
Contract terminations	—	—	17	41	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	—	431	843	—
Net assets applicable to Variable Life contracts in accumulation period	23,382	4,966	556,909	1,036,491	1,587
Net assets applicable to seed money	—	15	22	11	88
Total net assets	$23,382	$4,981	$556,931	$1,036,502	$1,675
(1) Investment shares	1,886	267	44,448	82,722	167
(2) Investments, at cost	$25,442	$4,803	$523,192	$931,333	$1,819

Dec. 31, 2014 (continued)	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$2,769	$95	$486	$14,120	$2,482
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	18	—	—	—	—
Receivable for share redemptions	—	—	—	—	—
Total assets	2,787	95	486	14,120	2,482

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	18	—	—	—	—
Total liabilities	18	—	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	2,690	34	472	14,120	2,405
Net assets applicable to seed money	79	61	14	—	77
Total net assets	$2,769	$95	$486	$14,120	$2,482
(1) Investment shares	295	13	26	1,137	228
(2) Investments, at cost	$2,867	$114	$439	$14,812	$2,467

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	23

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$1,449	$1,901	$313	$23,453,603	$40,467,460
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	21,304	12,400
Receivable for share redemptions	—	—	—	16,716	29,288
Total assets	1,449	1,901	313	23,491,623	40,509,148

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	16,716	29,288
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	21,304	12,400
Total liabilities	—	—	—	38,020	41,688
Net assets applicable to Variable Life contracts in accumulation period	1,434	1,886	298	23,453,603	40,467,460
Net assets applicable to seed money	15	15	15	—	—
Total net assets	$1,449	$1,901	$313	$23,453,603	$40,467,460
(1) Investment shares	78	102	17	1,637,821	2,821,999
(2) Investments, at cost	$1,396	$1,773	$295	$19,987,332	$31,253,813

Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$24,432,442	$59,723,695	$2,628,029	$5,324,087	$17,898
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	71,064	784	234	—	18
Receivable for share redemptions	16,708	42,374	1,808	4,024	—
Total assets	24,520,214	59,766,853	2,630,071	5,328,111	17,916

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	16,445	42,374	1,808	4,013	—
Contract terminations	262	—	—	11	—
Payable for investments purchased	71,064	784	234	—	18
Total liabilities	87,771	43,158	2,042	4,024	18
Net assets applicable to Variable Life contracts in accumulation period	24,432,443	59,723,695	2,628,018	5,324,076	17,898
Net assets applicable to seed money	—	—	11	11	—
Total net assets	$24,432,443	$59,723,695	$2,628,029	$5,324,087	$17,898
(1) Investment shares	1,616,972	3,944,762	196,268	396,728	1,598
(2) Investments, at cost	$20,625,365	$44,882,111	$2,320,962	$4,356,983	$18,248

See accompanying notes to financial statements.

24	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$372	$373	$1,251	$5,695	$732
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—
Total assets	372	373	1,251	5,695	732

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	—	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	—	—	1,237	5,695	718
Net assets applicable to seed money	372	373	14	—	14
Total net assets	$372	$373	$1,251	$5,695	$732
(1) Investment shares	38	38	68	295	41
(2) Investments, at cost	$378	$378	$1,167	$5,314	$647

Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$59	$688,349	$11,215	$76	$14
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	22	—	—	—
Receivable for share redemptions	—	3,756	—	—	—
Total assets	59	692,127	11,215	76	14

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	475	—	—	—
Contract terminations	—	3,280	—	—	—
Payable for investments purchased	—	22	—	—	—
Total liabilities	—	3,777	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	45	688,338	11,215	—	—
Net assets applicable to seed money	14	12	—	76	14
Total net assets	$59	$688,350	$11,215	$76	$14
(1) Investment shares	3	30,231	1,025	7	1
(2) Investments, at cost	$53	$487,966	$11,899	$77	$10
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	25

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Assets
Investments, at fair value(1),(2)	$371,533	$77	$6,024	$134,281	$114
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	16	—	—	96	—
Receivable for share redemptions	5,453	—	—	158	—
Total assets	377,002	77	6,024	134,535	114

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	284	—	—	91	—
Contract terminations	5,169	—	—	67	—
Payable for investments purchased	16	—	—	96	—
Total liabilities	5,469	—	—	254	—
Net assets applicable to Variable Life contracts in accumulation period	371,508	—	6,024	134,268	39
Net assets applicable to seed money	25	77	—	13	75
Total net assets	$371,533	$77	$6,024	$134,281	$114
(1) Investment shares	24,267	7	325	7,208	11
(2) Investments, at cost	$254,831	$76	$5,585	$93,656	$115

Dec. 31, 2014 (continued)	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
Assets
Investments, at fair value(1),(2)	$5,157,724	$6,022,384	$449,342	$1,057,228	$955,149
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	862	—	—	295	44
Receivable for share redemptions	3,585	5,984	573	1,322	1,333
Total assets	5,162,171	6,028,368	449,915	1,058,845	956,526

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,585	3,906	287	661	666
Contract terminations	—	2,077	—	—	—
Payable for investments purchased	862	—	—	295	44
Total liabilities	4,447	5,983	287	956	710
Net assets applicable to Variable Life contracts in accumulation period	5,157,724	6,022,385	449,628	1,057,812	955,693
Net assets applicable to seed money	—	—	—	77	123
Total net assets	$5,157,724	$6,022,385	$449,628	$1,057,889	$955,816
(1) Investment shares	177,424	159,703	24,381	213,581	33,096
(2) Investments, at cost	$5,317,322	$5,163,386	$361,148	$1,033,934	$649,059

See accompanying notes to financial statements.

26	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$788,967	$75
Dividends receivable	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—
Receivable for share redemptions	1,215	—
Total assets	790,182	75

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	536	—
Contract terminations	145	—
Payable for investments purchased	—	—
Total liabilities	681	—
Net assets applicable to Variable Life contracts in accumulation period	789,501	—
Net assets applicable to seed money	—	75
Total net assets	$789,501	$75
(1) Investment shares	79,214	10
(2) Investments, at cost	$671,650	$83

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	27

Statements of Operations

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$1	$24,406	$114,684	$—	$125
Variable account expenses	—	17,807	27,075	952	206
Investment income (loss) — net	1	6,599	87,609	(952)	(81)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	—	652,372	984,155	82,041	2,800
Cost of investments sold	—	512,279	977,452	61,236	2,795
Net realized gain (loss) on sales of investments	—	140,093	6,703	20,805	5
Distributions from capital gains	14	—	—	—	672
Net change in unrealized appreciation or depreciation of investments	(13)	31,633	(329,322)	(5,239)	(2,681)
Net gain (loss) on investments	1	171,726	(322,619)	15,566	(2,004)
Net increase (decrease) in net assets resulting from operations	$2	$178,325	$(235,010)	$14,614	$(2,085)

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$15,992	$8,562	$62,544	$26,604	$6,158
Variable account expenses	6,722	4,508	29,866	16,071	126
Investment income (loss) — net	9,270	4,054	32,678	10,533	6,032

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	133,517	157,160	378,746	445,985	172,084
Cost of investments sold	105,904	126,007	287,031	335,814	167,337
Net realized gain (loss) on sales of investments	27,613	31,153	91,715	110,171	4,747
Distributions from capital gains	—	—	—	—	23,173
Net change in unrealized appreciation or depreciation of investments	(95,546)	(71,483)	346,444	95,730	(31,539)
Net gain (loss) on investments	(67,933)	(40,330)	438,159	205,901	(3,619)
Net increase (decrease) in net assets resulting from operations	$(58,663)	$(36,276)	$470,837	$216,434	$2,413

Year ended Dec. 31, 2014 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2
Investment income
Dividend income	$7,146	$—	$—	$325	$—
Variable account expenses	3,352	135,268	—	23,829	—
Investment income (loss) — net	3,794	(135,268)	—	(23,504)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	45,884	1,559,292	137	1,084,971	—
Cost of investments sold	40,398	1,108,026	137	1,084,879	—
Net realized gain (loss) on sales of investments	5,486	451,266	—	92	—
Distributions from capital gains	31,241	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,789)	1,056,638	—	(92)	(18)
Net gain (loss) on investments	32,938	1,507,904	—	—	(18)
Net increase (decrease) in net assets resulting from operations	$36,732	$1,372,636	$—	$(23,504)	$(18)

See accompanying notes to financial statements.

28	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Contrarian Core, Cl 2	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
Investment income
Dividend income	$—	$1	$16	$220,991	$—
Variable account expenses	—	—	—	67,533	—
Investment income (loss) — net	—	1	16	153,458	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	153	—	231	1,865,937	101
Cost of investments sold	150	—	231	1,929,325	90
Net realized gain (loss) on sales of investments	3	—	—	(63,388)	11
Distributions from capital gains	—	—	3	40,226	—
Net change in unrealized appreciation or depreciation of investments	62	3	13	253,783	226
Net gain (loss) on investments	65	3	16	230,621	237
Net increase (decrease) in net assets resulting from operations	$65	$4	$32	$384,079	$237

Year ended Dec. 31, 2014 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
Investment income
Dividend income	$—	$4	$44	$6,762	$—
Variable account expenses	106,768	—	—	22,501	—
Investment income (loss) — net	(106,768)	4	44	(15,739)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,629,643	—	3,046	570,049	2,468
Cost of investments sold	1,842,448	—	3,006	522,948	2,544
Net realized gain (loss) on sales of investments	787,195	—	40	47,101	(76)
Distributions from capital gains	—	—	77	8,753	46
Net change in unrealized appreciation or depreciation of investments	460,394	(3)	(988)	(124,653)	(116)
Net gain (loss) on investments	1,247,589	(3)	(871)	(68,799)	(146)
Net increase (decrease) in net assets resulting from operations	$1,140,821	$1	$(827)	$(84,538)	$(146)

Year ended Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Investment income
Dividend income	$—	$1,094	$201,653	$—	$—
Variable account expenses	17,697	—	25,368	3,351	6,994
Investment income (loss) — net	(17,697)	1,094	176,285	(3,351)	(6,994)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	550,949	9,631	931,810	115,624	234,274
Cost of investments sold	579,428	9,786	866,928	120,437	248,585
Net realized gain (loss) on sales of investments	(28,479)	(155)	64,882	(4,813)	(14,311)
Distributions from capital gains	91,570	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(40,395)	(628)	(143,687)	20,451	48,017
Net gain (loss) on investments	22,696	(783)	(78,805)	15,638	33,706
Net increase (decrease) in net assets resulting from operations	$4,999	$311	$97,480	$12,287	$26,712

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	29

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
Investment income
Dividend income	$49	$121,069	$—	$—	$—
Variable account expenses	—	59,853	—	14,543	—
Investment income (loss) — net	49	61,216	—	(14,543)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,402	721,864	2,000	449,516	3,197
Cost of investments sold	2,555	507,644	1,823	288,760	3,007
Net realized gain (loss) on sales of investments	(153)	214,220	177	160,756	190
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(122)	(949,455)	239	87,603	1,530
Net gain (loss) on investments	(275)	(735,235)	416	248,359	1,720
Net increase (decrease) in net assets resulting from operations	$(226)	$(674,019)	$416	$233,816	$1,720

Year ended Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(1)	Col VP Man Vol Conserv Gro, Cl 2(1)	Col VP Man Vol Gro, Cl 2(1)
Investment income
Dividend income	$—	$15	$—	$—	$—
Variable account expenses	209,338	8	116	—	2,950
Investment income (loss) — net	(209,338)	7	(116)	—	(2,950)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,772,873	3,032	126	—	5,016
Cost of investments sold	1,761,467	3,073	126	—	4,956
Net realized gain (loss) on sales of investments	1,011,406	(41)	—	—	60
Distributions from capital gains	—	18	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,489,914	(361)	116	—	23,807
Net gain (loss) on investments	3,501,320	(384)	116	—	23,867
Net increase (decrease) in net assets resulting from operations	$3,291,982	$(377)	$—	$—	$20,917

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2(1)	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Investment income
Dividend income	$—	$2	$—	$—	$—
Variable account expenses	230	—	—	3,717	—
Investment income (loss) — net	(230)	2	—	(3,717)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	730	1,434	231	193,765	3,410
Cost of investments sold	721	1,438	215	138,333	3,184
Net realized gain (loss) on sales of investments	9	(4)	16	55,432	226
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,171	(139)	341	(18,480)	474
Net gain (loss) on investments	1,180	(143)	357	36,952	700
Net increase (decrease) in net assets resulting from operations	$950	$(141)	$357	$33,235	$700

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

30	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	6,664	—	41,265	—	2,833
Investment income (loss) — net	(6,664)	—	(41,265)	—	(2,833)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	359,411	—	1,513,187	2,036	108,258
Cost of investments sold	262,488	—	985,910	1,944	83,882
Net realized gain (loss) on sales of investments	96,923	—	527,277	92	24,376
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(14,553)	—	187,669	982	21,010
Net gain (loss) on investments	82,370	—	714,946	1,074	45,386
Net increase (decrease) in net assets resulting from operations	$75,706	$—	$673,681	$1,074	$42,553

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Investment income
Dividend income	$—	$—	$102	$1	$38,123
Variable account expenses	—	8,770	—	—	16,042
Investment income (loss) — net	—	(8,770)	102	1	22,081

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,957	375,607	319	11	593,318
Cost of investments sold	1,914	271,392	321	11	584,098
Net realized gain (loss) on sales of investments	43	104,215	(2)	—	9,220
Distributions from capital gains	—	—	35	—	—
Net change in unrealized appreciation or depreciation of investments	238	(28,603)	(91)	4	70,783
Net gain (loss) on investments	281	75,612	(58)	4	80,003
Net increase (decrease) in net assets resulting from operations	$281	$66,842	$44	$5	$102,084

Year ended Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Investment income
Dividend income	$—	$78	$37,529	$29,644	$70,000
Variable account expenses	4,540	60	9,405	32,359	28,767
Investment income (loss) — net	(4,540)	18	28,124	(2,715)	41,233

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	135,031	1,498	286,513	923,010	595,614
Cost of investments sold	172,889	1,482	285,257	648,743	410,191
Net realized gain (loss) on sales of investments	(37,858)	16	1,256	274,267	185,423
Distributions from capital gains	—	29	—	82,540	1,114
Net change in unrealized appreciation or depreciation of investments	(58,493)	(412)	(31,037)	56,457	166,309
Net gain (loss) on investments	(96,351)	(367)	(29,781)	413,264	352,846
Net increase (decrease) in net assets resulting from operations	$(100,891)	$(349)	$(1,657)	$410,549	$394,079

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	31

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
Investment income
Dividend income	$30,371	$10,850	$872	$17,292	$11,439
Variable account expenses	14,583	48,746	36,644	10,104	8,487
Investment income (loss) — net	15,788	(37,896)	(35,772)	7,188	2,952

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	759,601	1,043,943	1,763,360	212,899	450,813
Cost of investments sold	528,806	842,082	1,481,159	182,589	391,395
Net realized gain (loss) on sales of investments	230,795	201,861	282,201	30,310	59,418
Distributions from capital gains	493	160,001	108,549	371	277
Net change in unrealized appreciation or depreciation of investments	(71,022)	47,071	(123,168)	(168,170)	(159,694)
Net gain (loss) on investments	160,266	408,933	267,582	(137,489)	(99,999)
Net increase (decrease) in net assets resulting from operations	$176,054	$371,037	$231,810	$(130,301)	$(97,047)

Year ended Dec. 31, 2014 (continued)	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
Investment income
Dividend income	$2	$12,424	$5	$39,336	$15,950
Variable account expenses	—	20,662	176	16,567	19,763
Investment income (loss) — net	2	(8,238)	(171)	22,769	(3,813)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	49	596,091	1,391	460,349	601,639
Cost of investments sold	49	643,535	1,399	353,313	432,531
Net realized gain (loss) on sales of investments	—	(47,444)	(8)	107,036	169,108
Distributions from capital gains	1	—	—	10,228	192,328
Net change in unrealized appreciation or depreciation of investments	1	416,837	(1,599)	(19,745)	(364,833)
Net gain (loss) on investments	2	369,393	(1,607)	97,519	(3,397)
Net increase (decrease) in net assets resulting from operations	$4	$361,155	$(1,778)	$120,288	$(7,210)

Year ended Dec. 31, 2014 (continued)	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor(1)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Investment income
Dividend income	$284	$65,411	$209	$3,005	$32,125
Variable account expenses	11	51,502	24	2,708	16,436
Investment income (loss) — net	273	13,909	185	297	15,689

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	304	1,438,091	47	56,216	548,853
Cost of investments sold	299	1,082,762	48	47,459	382,422
Net realized gain (loss) on sales of investments	5	355,329	(1)	8,757	166,431
Distributions from capital gains	—	1,089,289	3	56,427	102,229
Net change in unrealized appreciation or depreciation of investments	(143)	(668,419)	(376)	(42,205)	37,189
Net gain (loss) on investments	(138)	776,199	(374)	22,979	305,849
Net increase (decrease) in net assets resulting from operations	$135	$790,108	$(189)	$23,276	$321,538

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

32	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Investment income
Dividend income	$256	$—	$—	$6,056	$103,977
Variable account expenses	3,766	6,469	11	4,366	106,099
Investment income (loss) — net	(3,510)	(6,469)	(11)	1,690	(2,122)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	58,742	195,631	197	329,892	1,413,925
Cost of investments sold	46,229	147,561	196	242,988	875,078
Net realized gain (loss) on sales of investments	12,513	48,070	1	86,904	538,847
Distributions from capital gains	—	—	260	—	58,052
Net change in unrealized appreciation or depreciation of investments	33,987	13,651	(92)	(55,315)	263,814
Net gain (loss) on investments	46,500	61,721	169	31,589	860,713
Net increase (decrease) in net assets resulting from operations	$42,990	$55,252	$158	$33,279	$858,591

Year ended Dec. 31, 2014 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$10,449	$15,613	$—	$—	$—
Variable account expenses	4,446	7,792	3,064	2,383	2,953
Investment income (loss) — net	6,003	7,821	(3,064)	(2,383)	(2,953)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	78,777	124,555	84,257	73,985	95,492
Cost of investments sold	61,687	99,249	63,858	54,353	75,815
Net realized gain (loss) on sales of investments	17,090	25,306	20,399	19,632	19,677
Distributions from capital gains	—	—	—	—	28,833
Net change in unrealized appreciation or depreciation of investments	46,262	(41,454)	12,815	2,138	(10,904)
Net gain (loss) on investments	63,352	(16,148)	33,214	21,770	37,606
Net increase (decrease) in net assets resulting from operations	$69,355	$(8,327)	$30,150	$19,387	$34,653

Year ended Dec. 31, 2014 (continued)	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Investment income
Dividend income	$859	$172	$3	$3	$—
Variable account expenses	160	3,099	—	—	9,486
Investment income (loss) — net	699	(2,927)	3	3	(9,486)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	207,174	60,468	8	—	483,596
Cost of investments sold	223,779	42,005	8	—	297,867
Net realized gain (loss) on sales of investments	(16,605)	18,463	—	—	185,729
Distributions from capital gains	22,773	35,875	—	2	78,241
Net change in unrealized appreciation or depreciation of investments	(11,354)	4,908	1	(1)	(165,273)
Net gain (loss) on investments	(5,186)	59,246	1	1	98,697
Net increase (decrease) in net assets resulting from operations	$(4,487)	$56,319	$4	$4	$89,211

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	33

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Investment income
Dividend income	$1,283	$93,325	$244	$5,561	$—
Variable account expenses	4,670	22,800	69	14,045	14,283
Investment income (loss) — net	(3,387)	70,525	175	(8,484)	(14,283)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	173,510	770,360	231	582,644	752,673
Cost of investments sold	127,425	796,037	237	390,558	681,181
Net realized gain (loss) on sales of investments	46,085	(25,677)	(6)	192,086	71,492
Distributions from capital gains	41,956	315,286	2,413	112,315	433,354
Net change in unrealized appreciation or depreciation of investments	(22,674)	(757,185)	(2,896)	(106,996)	(681,364)
Net gain (loss) on investments	65,367	(467,576)	(489)	197,405	(176,518)
Net increase (decrease) in net assets resulting from operations	$61,980	$(397,051)	$(314)	$188,921	$(190,801)

Year ended Dec. 31, 2014 (continued)	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(1)	NB AMT Soc Responsive, Cl S
Investment income
Dividend income	$34,372	$3,200	$—	$—	$5
Variable account expenses	14,868	3,775	2,345	—	—
Investment income (loss) — net	19,504	(575)	(2,345)	—	5

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	751,650	83,501	129,240	—	1,517
Cost of investments sold	581,829	73,538	120,682	—	1,466
Net realized gain (loss) on sales of investments	169,821	9,963	8,558	—	51
Distributions from capital gains	66,252	—	43,982	—	—
Net change in unrealized appreciation or depreciation of investments	(44,070)	43,020	(47,694)	(6)	426
Net gain (loss) on investments	192,003	52,983	4,846	(6)	477
Net increase (decrease) in net assets resulting from operations	$211,507	$52,408	$2,501	$(6)	$482

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Investment income
Dividend income	$8,305	$100,970	$5,259	$87,106	$25
Variable account expenses	7,419	20,382	6,751	15,760	—
Investment income (loss) — net	886	80,588	(1,492)	71,346	25

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	202,251	672,573	97,869	1,029,505	714
Cost of investments sold	172,221	660,019	82,009	1,024,129	714
Net realized gain (loss) on sales of investments	30,030	12,554	15,860	5,376	—
Distributions from capital gains	43,698	—	116,716	—	—
Net change in unrealized appreciation or depreciation of investments	(63,750)	(47,474)	(42,760)	(68,628)	19
Net gain (loss) on investments	9,978	(34,920)	89,816	(63,252)	19
Net increase (decrease) in net assets resulting from operations	$10,864	$45,668	$88,324	$8,094	$44

See accompanying notes to financial statements.

34	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

Year ended Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
Investment income
Dividend income	$242	$64,643	$33,478	$1,921	$44,484
Variable account expenses	23	5,659	3,946	1,813	75,061
Investment income (loss) — net	219	58,984	29,532	108	(30,577)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	56	149,699	55,585	90,289	1,070,897
Cost of investments sold	56	112,528	54,030	81,274	750,694
Net realized gain (loss) on sales of investments	—	37,171	1,555	9,015	320,203
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(27)	76,950	(25,934)	(27,648)	743,718
Net gain (loss) on investments	(27)	114,121	(24,379)	(18,633)	1,063,921
Net increase (decrease) in net assets resulting from operations	$192	$173,105	$5,153	$(18,525)	$1,033,344

Year ended Dec. 31, 2014 (continued)	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Investment income
Dividend income	$1,545	$—	$85,497	$—	$—
Variable account expenses	3,068	19,260	19,751	3	61,139
Investment income (loss) — net	(1,523)	(19,260)	65,746	(3)	(61,139)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	84,472	465,479	423,083	213	2,009,017
Cost of investments sold	61,493	399,867	404,883	192	1,684,892
Net realized gain (loss) on sales of investments	22,979	65,612	18,200	21	324,125
Distributions from capital gains	—	201,106	—	—	—
Net change in unrealized appreciation or depreciation of investments	40,546	(371,143)	21,328	(85)	158,835
Net gain (loss) on investments	63,525	(104,425)	39,528	(64)	482,960
Net increase (decrease) in net assets resulting from operations	$62,002	$(123,685)	$105,274	$(67)	$421,821

Year ended Dec. 31, 2014 (continued)	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Investment income
Dividend income	$—	$1	$17	$—	$—
Variable account expenses	148,767	—	—	—	6,514
Investment income (loss) — net	(148,767)	1	17	—	(6,514)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,075,157	—	1,805	192	178,586
Cost of investments sold	2,977,394	—	1,880	198	183,055
Net realized gain (loss) on sales of investments	1,097,763	—	(75)	(6)	(4,469)
Distributions from capital gains	—	—	77	—	—
Net change in unrealized appreciation or depreciation of investments	(114,050)	3	8	88	69,950
Net gain (loss) on investments	983,713	3	10	82	65,481
Net increase (decrease) in net assets resulting from operations	$834,946	$4	$27	$82	$58,967

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	35

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
Investment income
Dividend income	$260	$—	$—	$—	$29
Variable account expenses	—	—	5,573	11,236	—
Investment income (loss) — net	260	—	(5,573)	(11,236)	29

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,331	3,566	616,028	1,595,274	961
Cost of investments sold	1,378	3,451	581,137	1,458,925	921
Net realized gain (loss) on sales of investments	(47)	115	34,891	136,349	40
Distributions from capital gains	1,141	—	—	—	44
Net change in unrealized appreciation or depreciation of investments	(2,158)	(84)	(6,822)	(76,347)	(220)
Net gain (loss) on investments	(1,064)	31	28,069	60,002	(136)
Net increase (decrease) in net assets resulting from operations	$(804)	$31	$22,496	$48,766	$(107)

Year ended Dec. 31, 2014 (continued)	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2
Investment income
Dividend income	$87	$—	$—	$112	$38
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	87	—	—	112	38

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	632	5	10	833	258
Cost of investments sold	643	6	9	824	259
Net realized gain (loss) on sales of investments	(11)	(1)	1	9	(1)
Distributions from capital gains	19	—	—	567	2
Net change in unrealized appreciation or depreciation of investments	(92)	(17)	29	(843)	45
Net gain (loss) on investments	(84)	(18)	30	(267)	46
Net increase (decrease) in net assets resulting from operations	$3	$(18)	$30	$(155)	$84

Year ended Dec. 31, 2014 (continued)	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	—	181,771	333,755
Investment income (loss) — net	—	—	—	(181,771)	(333,755)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	118	1,097	915	3,882,979	7,179,509
Cost of investments sold	109	1,044	898	3,306,517	5,436,853
Net realized gain (loss) on sales of investments	9	53	17	576,462	1,742,656
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	35	88	13	521,895	270,607
Net gain (loss) on investments	44	141	30	1,098,357	2,013,263
Net increase (decrease) in net assets resulting from operations	$44	$141	$30	$916,586	$1,679,508

See accompanying notes to financial statements.

36	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$163
Variable account expenses	172,355	469,722	19,935	46,117	—
Investment income (loss) — net	(172,355)	(469,722)	(19,935)	(46,117)	163

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,466,530	6,888,545	581,944	1,262,313	1,595
Cost of investments sold	2,067,357	5,098,160	511,370	1,055,843	1,655
Net realized gain (loss) on sales of investments	399,173	1,790,385	70,574	206,470	(60)
Distributions from capital gains	—	—	—	—	1,249
Net change in unrealized appreciation or depreciation of investments	726,361	1,183,396	50,637	48,239	(356)
Net gain (loss) on investments	1,125,534	2,973,781	121,211	254,709	833
Net increase (decrease) in net assets resulting from operations	$953,179	$2,504,059	$101,276	$208,592	$996

Year ended Dec. 31, 2014 (continued)	VP Multi-Mgr Div Inc, Cl 2(1)	VP Multi-Mgr Int Rate Adapt, Cl 2(1)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Investment income
Dividend income	$4	$3	$—	$—	$—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	4	3	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	—	—	—	1,328	114
Cost of investments sold	—	—	—	1,284	100
Net realized gain (loss) on sales of investments	—	—	—	44	14
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(6)	(5)	70	376	5
Net gain (loss) on investments	(6)	(5)	70	420	19
Net increase (decrease) in net assets resulting from operations	$(2)	$(2)	$70	$420	$19

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2
Investment income
Dividend income	$—	$—	$37	$8	$—
Variable account expenses	—	5,730	—	—	—
Investment income (loss) — net	—	(5,730)	37	8	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	—	250,583	9,337	1,019	—
Cost of investments sold	—	162,774	9,829	997	—
Net realized gain (loss) on sales of investments	—	87,809	(492)	22	—
Distributions from capital gains	—	—	171	—	—
Net change in unrealized appreciation or depreciation of investments	2	(76,585)	(822)	(2)	1
Net gain (loss) on investments	2	11,224	(1,143)	20	1
Net increase (decrease) in net assets resulting from operations	$2	$5,494	$(1,106)	$28	$1

See	accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	37

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	2,989	—	—	1,063	—
Investment income (loss) — net	(2,989)	—	—	(1,063)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	62,419	—	1,171	56,392	6
Cost of investments sold	44,070	—	1,140	39,878	6
Net realized gain (loss) on sales of investments	18,349	—	31	16,514	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	21,290	4	419	(921)	—
Net gain (loss) on investments	39,639	4	450	15,593	—
Net increase (decrease) in net assets resulting from operations	$36,650	$4	$450	$14,530	$—

Year ended Dec. 31, 2014 (continued)	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
Investment income
Dividend income	$80,274	$—	$6,408	$29,997	$524
Variable account expenses	44,337	46,192	3,318	7,746	7,513
Investment income (loss) — net	35,937	(46,192)	3,090	22,251	(6,989)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,182,315	1,684,724	191,509	117,633	229,747
Cost of investments sold	1,058,158	1,327,286	149,863	106,398	151,094
Net realized gain (loss) on sales of investments	124,157	357,438	41,646	11,235	78,653
Distributions from capital gains	613,425	749,948	—	25,877	—
Net change in unrealized appreciation or depreciation of investments	(1,044,049)	(829,841)	21,263	(128,686)	13,810
Net gain (loss) on investments	(306,467)	277,545	62,909	(91,574)	92,463
Net increase (decrease) in net assets resulting from operations	$(270,530)	$231,353	$65,999	$(69,323)	$85,474

Year ended Dec. 31, 2014 (continued)				WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income				$—	$5
Variable account expenses				6,303	—
Investment income (loss) — net				(6,303)	5

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales				290,759	195
Cost of investments sold				245,311	190
Net realized gain (loss) on sales of investments				45,448	5
Distributions from capital gains				72,426	—
Net change in unrealized appreciation or depreciation of investments				(134,714)	(5)
Net gain (loss) on investments				(16,840)	—
Net increase (decrease) in net assets resulting from operations				$(23,143)	$5

See accompanying notes to financial statements.

38	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$1	$6,599	$87,609	$(952)	$(81)
Net realized gain (loss) on sales of investments	—	140,093	6,703	20,805	5
Distributions from capital gains	14	—	—	—	672
Net change in unrealized appreciation or depreciation of investments	(13)	31,633	(329,322)	(5,239)	(2,681)
Net increase (decrease) in net assets resulting from operations	2	178,325	(235,010)	14,614	(2,085)

Contract transactions
Contract purchase payments	300	126,662	297,776	9,441	9,866
Net transfers(1)	—	115,088	(80,467)	(24,896)	134,809
Transfers for policy loans	—	(40,530)	(92,011)	193	879
Policy charges	—	(41,472)	(110,446)	(6,669)	(2,160)
Contract terminations:
Surrender benefits	—	(34,524)	(128,673)	(7,452)	(75)
Death benefits	—	—	(13,032)	—	—
Increase (decrease) from contract transactions	300	125,224	(126,853)	(29,383)	143,319
Net assets at beginning of year	76	1,982,812	3,525,565	151,594	105
Net assets at end of year	$378	$2,286,361	$3,163,702	$136,825	$141,339

Accumulation unit activity
Units outstanding at beginning of year	—	1,008,204	2,127,008	92,386	23
Contract purchase payments	—	63,502	181,923	6,066	10,090
Net transfers(1)	—	91,738	(40,459)	(14,271)	134,747
Transfers for policy loans	—	(21,153)	(50,489)	(630)	869
Policy charges	—	(21,431)	(68,011)	(3,751)	(2,032)
Contract terminations:
Surrender benefits	—	(17,445)	(79,298)	(5,187)	—
Death benefits	—	—	(8,296)	—	—
Units outstanding at end of year	—	1,103,415	2,062,378	74,613	143,697

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$9,270	$4,054	$32,678	$10,533	$6,032
Net realized gain (loss) on sales of investments	27,613	31,153	91,715	110,171	4,747
Distributions from capital gains	—	—	—	—	23,173
Net change in unrealized appreciation or depreciation of investments	(95,546)	(71,483)	346,444	95,730	(31,539)
Net increase (decrease) in net assets resulting from operations	(58,663)	(36,276)	470,837	216,434	2,413

Contract transactions
Contract purchase payments	36,026	44,719	187,867	140,393	88,595
Net transfers(1)	(49,311)	(26,092)	(89,492)	(7,795)	190,095
Transfers for policy loans	(7,012)	(24,614)	(27,988)	(83,495)	—
Policy charges	(28,919)	(17,961)	(136,873)	(49,583)	(3,279)
Contract terminations:
Surrender benefits	(35,735)	(6,635)	(150,902)	(48,896)	(651)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(84,951)	(30,583)	(217,388)	(49,376)	274,760
Net assets at beginning of year	1,011,544	597,902	3,979,403	1,848,729	1,111
Net assets at end of year	$867,930	$531,043	$4,232,852	$2,015,787	$278,284

Accumulation unit activity
Units outstanding at beginning of year	641,610	305,114	1,675,258	937,046	888
Contract purchase payments	21,905	24,842	75,627	70,487	76,213
Net transfers(1)	(23,361)	28,287	(35,322)	114,848	178,810
Transfers for policy loans	(3,252)	(13,513)	(12,932)	(39,888)	—
Policy charges	(18,031)	(10,073)	(54,359)	(25,520)	(2,837)
Contract terminations:
Surrender benefits	(25,087)	(3,547)	(61,718)	(24,391)	(492)
Death benefits	—	—	—	—	—
Units outstanding at end of year	593,784	331,110	1,586,554	1,032,582	252,582

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$3,794	$(135,268)	$—	$(23,504)	$—
Net realized gain (loss) on sales of investments	5,486	451,266	—	92	—
Distributions from capital gains	31,241	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,789)	1,056,638	—	(92)	(18)
Net increase (decrease) in net assets resulting from operations	36,732	1,372,636	—	(23,504)	(18)

Contract transactions
Contract purchase payments	26,744	884,851	882	391,601	24
Net transfers(1)	25,160	167,130	(109)	(99,181)	—
Transfers for policy loans	2,099	(10,733)	—	5,206	—
Policy charges	(29,848)	(1,030,496)	(150)	(297,934)	(9)
Contract terminations:
Surrender benefits	(10,040)	(665,271)	—	(300,679)	—
Death benefits	—	(13,010)	—	(437)	—
Increase (decrease) from contract transactions	14,115	(667,529)	623	(301,424)	15
Net assets at beginning of year	415,253	15,300,599	2,137	3,449,410	73
Net assets at end of year	$466,100	$16,005,706	$2,760	$3,124,482	$70

Accumulation unit activity
Units outstanding at beginning of year	279,393	10,474,108	137	3,296,315	—
Contract purchase payments	17,122	587,211	882	381,231	25
Net transfers(1)	15,303	76,342	(109)	(82,572)	—
Transfers for policy loans	1,663	(5,054)	—	4,928	—
Policy charges	(20,401)	(686,104)	(150)	(284,669)	(9)
Contract terminations:
Surrender benefits	(6,077)	(439,882)	—	(289,484)	—
Death benefits	—	(8,773)	—	(446)	—
Units outstanding at end of year	287,003	9,997,848	760	3,025,303	16

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Contrarian Core, Cl 2	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
Operations
Investment income (loss) — net	$—	$1	$16	$153,458	$—
Net realized gain (loss) on sales of investments	3	—	—	(63,388)	11
Distributions from capital gains	—	—	3	40,226	—
Net change in unrealized appreciation or depreciation of investments	62	3	13	253,783	226
Net increase (decrease) in net assets resulting from operations	65	4	32	384,079	237

Contract transactions
Contract purchase payments	537	—	409	511,418	281
Net transfers(1)	1,417	—	—	(671,707)	309
Transfers for policy loans	—	—	—	(44,982)	—
Policy charges	(231)	—	(69)	(460,888)	(149)
Contract terminations:
Surrender benefits	—	—	—	(441,195)	—
Death benefits	—	—	—	(5,344)	—
Increase (decrease) from contract transactions	1,723	—	340	(1,112,698)	441
Net assets at beginning of year	17	74	562	8,926,716	2,436
Net assets at end of year	$1,805	$78	$934	$8,198,097	$3,114

Accumulation unit activity
Units outstanding at beginning of year	6	—	499	5,728,808	1,926
Contract purchase payments	461	—	401	317,034	209
Net transfers(1)	1,181	—	—	(312,900)	222
Transfers for policy loans	—	—	—	(27,754)	—
Policy charges	(197)	—	(68)	(284,684)	(113)
Contract terminations:
Surrender benefits	—	—	—	(276,824)	—
Death benefits	—	—	—	(3,172)	—
Units outstanding at end of year	1,451	—	832	5,140,508	2,244

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
Operations
Investment income (loss) — net	$(106,768)	$4	$44	$(15,739)	$—
Net realized gain (loss) on sales of investments	787,195	—	40	47,101	(76)
Distributions from capital gains	—	—	77	8,753	46
Net change in unrealized appreciation or depreciation of investments	460,394	(3)	(988)	(124,653)	(116)
Net increase (decrease) in net assets resulting from operations	1,140,821	1	(827)	(84,538)	(146)

Contract transactions
Contract purchase payments	740,721	—	12,014	242,441	3,004
Net transfers(1)	(422,807)	—	20,835	(94,391)	1,388
Transfers for policy loans	(145,180)	—	—	(39,529)	—
Policy charges	(493,198)	—	(3,601)	(96,055)	(234)
Contract terminations:
Surrender benefits	(607,630)	—	(75)	(113,061)	(71)
Death benefits	(12,984)	—	—	(4,541)	—
Increase (decrease) from contract transactions	(941,078)	—	29,173	(105,136)	4,087
Net assets at beginning of year	13,074,075	73	6,118	2,881,226	1,015
Net assets at end of year	$13,273,818	$74	$34,464	$2,691,552	$4,956

Accumulation unit activity
Units outstanding at beginning of year	5,910,755	—	5,750	1,048,129	1,019
Contract purchase payments	326,340	—	11,420	85,695	3,129
Net transfers(1)	(40,192)	—	19,812	35,587	1,409
Transfers for policy loans	(60,512)	—	—	(13,364)	—
Policy charges	(216,050)	—	(3,361)	(34,080)	(245)
Contract terminations:
Surrender benefits	(267,373)	—	—	(44,137)	—
Death benefits	(5,553)	—	—	(1,887)	—
Units outstanding at end of year	5,647,415	—	33,621	1,075,943	5,312

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$(17,697)	$1,094	$176,285	$(3,351)	$(6,994)
Net realized gain (loss) on sales of investments	(28,479)	(155)	64,882	(4,813)	(14,311)
Distributions from capital gains	91,570	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(40,395)	(628)	(143,687)	20,451	48,017
Net increase (decrease) in net assets resulting from operations	4,999	311	97,480	12,287	26,712

Contract transactions
Contract purchase payments	124,846	15,236	164,845	31,670	30,924
Net transfers(1)	(118,846)	14,098	(76,286)	(58,553)	(85,581)
Transfers for policy loans	(48,465)	—	(46,414)	(3,665)	(4,396)
Policy charges	(83,025)	(1,746)	(122,659)	(12,486)	(21,268)
Contract terminations:
Surrender benefits	(83,629)	(82)	(200,593)	(30,567)	(22,202)
Death benefits	(2,660)	—	(2,218)	—	—
Increase (decrease) from contract transactions	(211,779)	27,506	(283,325)	(73,601)	(102,523)
Net assets at beginning of year	2,290,217	5,061	3,347,407	434,661	890,409
Net assets at end of year	$2,083,437	$32,878	$3,161,562	$373,347	$814,598

Accumulation unit activity
Units outstanding at beginning of year	1,368,284	4,581	1,487,285	482,824	514,494
Contract purchase payments	74,704	13,588	74,685	34,065	17,290
Net transfers(1)	10,139	12,605	49,873	(62,967)	(35,619)
Transfers for policy loans	(25,862)	—	(19,081)	(3,919)	(2,484)
Policy charges	(48,953)	(1,554)	(53,666)	(13,497)	(12,277)
Contract terminations:
Surrender benefits	(50,666)	—	(85,844)	(33,643)	(12,610)
Death benefits	(1,412)	—	(922)	—	—
Units outstanding at end of year	1,326,234	29,220	1,452,330	402,863	468,794

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
Operations
Investment income (loss) — net	$49	$61,216	$—	$(14,543)	$—
Net realized gain (loss) on sales of investments	(153)	214,220	177	160,756	190
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(122)	(949,455)	239	87,603	1,530
Net increase (decrease) in net assets resulting from operations	(226)	(674,019)	416	233,816	1,720

Contract transactions
Contract purchase payments	726	386,430	1,674	127,528	4,587
Net transfers(1)	157	(66,486)	(225)	27,175	12,232
Transfers for policy loans	—	(72,050)	—	(3,836)	—
Policy charges	(344)	(360,497)	(448)	(57,389)	(1,360)
Contract terminations:
Surrender benefits	—	(286,153)	—	(101,336)	(13)
Death benefits	—	(7,502)	—	—	—
Increase (decrease) from contract transactions	539	(406,258)	1,001	(7,858)	15,446
Net assets at beginning of year	677	7,397,866	1,293	1,849,092	3,722
Net assets at end of year	$990	$6,317,589	$2,710	$2,075,050	$20,888

Accumulation unit activity
Units outstanding at beginning of year	459	6,966,801	1,000	1,749,938	2,851
Contract purchase payments	597	379,789	1,254	117,994	3,179
Net transfers(1)	7	(105,303)	(71)	(111,933)	8,905
Transfers for policy loans	—	(73,334)	—	(801)	—
Policy charges	(283)	(360,114)	(336)	(51,725)	(984)
Contract terminations:
Surrender benefits	—	(285,973)	—	(90,757)	—
Death benefits	—	(5,537)	—	—	—
Units outstanding at end of year	780	6,516,329	1,847	1,612,716	13,951

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(2)	Col VP Man Vol Conserv Gro, Cl 2(2)	Col VP Man Vol Gro, Cl 2(2)
Operations
Investment income (loss) — net	$(209,338)	$7	$(116)	$—	$(2,950)
Net realized gain (loss) on sales of investments	1,011,406	(41)	—	—	60
Distributions from capital gains	—	18	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,489,914	(361)	116	—	23,807
Net increase (decrease) in net assets resulting from operations	3,291,982	(377)	—	—	20,917

Contract transactions
Contract purchase payments	1,430,346	747	377	50	2,807
Net transfers(1)	(499,322)	32,427	40,246	—	1,245,493
Transfers for policy loans	(243,808)	—	—	—	—
Policy charges	(1,467,975)	(106)	—	—	(2,108)
Contract terminations:
Surrender benefits	(1,187,496)	—	(10)	—	(1,004)
Death benefits	(3,705)	—	—	—	—
Increase (decrease) from contract transactions	(1,971,960)	33,068	40,613	50	1,245,188
Net assets at beginning of year	24,383,950	751	—	—	—
Net assets at end of year	$25,703,972	$33,442	$40,613	$50	$1,266,105

Accumulation unit activity
Units outstanding at beginning of year	20,031,396	665	—	—	—
Contract purchase payments	1,117,209	436	326	—	2,753
Net transfers(1)	(515,799)	31,617	39,905	—	1,257,339
Transfers for policy loans	(186,105)	—	—	—	—
Policy charges	(1,179,944)	(103)	—	—	(2,107)
Contract terminations:
Surrender benefits	(927,172)	—	—	—	(1,012)
Death benefits	(3,292)	—	—	—	—
Units outstanding at end of year	18,336,293	32,615	40,231	—	1,256,973

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

46	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2(2)	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(230)	$2	$—	$(3,717)	$—
Net realized gain (loss) on sales of investments	9	(4)	16	55,432	226
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,171	(139)	341	(18,480)	474
Net increase (decrease) in net assets resulting from operations	950	(141)	357	33,235	700

Contract transactions
Contract purchase payments	1,040	5,269	1,110	46,442	2,729
Net transfers(1)	150,616	5,550	2,860	(50,198)	4,620
Transfers for policy loans	—	—	—	(7,817)	—
Policy charges	(778)	(1,002)	(288)	(15,788)	(1,424)
Contract terminations:
Surrender benefits	(20)	(90)	—	(35,297)	(15)
Death benefits	—	—	—	(1,680)	—
Increase (decrease) from contract transactions	150,858	9,727	3,682	(64,338)	5,910
Net assets at beginning of year	—	1,161	810	548,263	1,192
Net assets at end of year	$151,808	$10,747	$4,849	$517,160	$7,802

Accumulation unit activity
Units outstanding at beginning of year	—	859	614	258,627	832
Contract purchase payments	973	4,420	840	21,633	1,790
Net transfers(1)	150,100	4,693	2,240	(27,820)	3,236
Transfers for policy loans	—	—	—	(3,984)	—
Policy charges	(773)	(849)	(217)	(7,411)	(940)
Contract terminations:
Surrender benefits	—	—	—	(14,957)	—
Death benefits	—	—	—	(666)	—
Units outstanding at end of year	150,300	9,123	3,477	225,422	4,918

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(6,664)	$—	$(41,265)	$—	$(2,833)
Net realized gain (loss) on sales of investments	96,923	—	527,277	92	24,376
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(14,553)	—	187,669	982	21,010
Net increase (decrease) in net assets resulting from operations	75,706	—	673,681	1,074	42,553

Contract transactions
Contract purchase payments	43,648	—	357,289	3,619	32,884
Net transfers(1)	(168,407)	—	230,952	12,616	48,047
Transfers for policy loans	(6,912)	—	(28,024)	—	(4,286)
Policy charges	(18,390)	—	(165,051)	(1,925)	(7,634)
Contract terminations:
Surrender benefits	(19,173)	—	(390,201)	(15)	(7,318)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(169,234)	—	4,965	14,295	61,693
Net assets at beginning of year	781,298	10	5,649,612	796	350,583
Net assets at end of year	$687,770	$10	$6,328,258	$16,165	$454,829

Accumulation unit activity
Units outstanding at beginning of year	493,623	—	3,432,664	558	176,500
Contract purchase payments	26,414	—	205,143	2,411	20,239
Net transfers(1)	(119,359)	—	81,076	8,693	29,841
Transfers for policy loans	(3,814)	—	(9,049)	—	(2,391)
Policy charges	(11,017)	—	(96,148)	(1,290)	(4,345)
Contract terminations:
Surrender benefits	(9,360)	—	(246,272)	—	(3,458)
Death benefits	—	—	—	—	—
Units outstanding at end of year	376,487	—	3,367,414	10,372	216,386

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$—	$(8,770)	$102	$1	$22,081
Net realized gain (loss) on sales of investments	43	104,215	(2)	—	9,220
Distributions from capital gains	—	—	35	—	—
Net change in unrealized appreciation or depreciation of investments	238	(28,603)	(91)	4	70,783
Net increase (decrease) in net assets resulting from operations	281	66,842	44	5	102,084

Contract transactions
Contract purchase payments	2,276	87,102	2,204	132	125,102
Net transfers(1)	4,239	(18,271)	984	6	(286,600)
Transfers for policy loans	—	7,611	—	—	4,689
Policy charges	(1,083)	(38,064)	(484)	(16)	(115,206)
Contract terminations:
Surrender benefits	(15)	(71,131)	—	—	(75,576)
Death benefits	—	(4,304)	—	—	(2,422)
Increase (decrease) from contract transactions	5,417	(37,057)	2,704	122	(350,013)
Net assets at beginning of year	800	1,197,324	1,907	74	2,177,997
Net assets at end of year	$6,498	$1,227,109	$4,655	$201	$1,930,068

Accumulation unit activity
Units outstanding at beginning of year	513	475,471	1,804	—	1,842,389
Contract purchase payments	1,458	34,353	2,087	130	103,961
Net transfers(1)	2,747	(15,787)	928	4	(207,290)
Transfers for policy loans	—	67	—	—	4,091
Policy charges	(700)	(14,998)	(460)	(15)	(95,570)
Contract terminations:
Surrender benefits	—	(25,129)	—	—	(61,543)
Death benefits	—	(1,458)	—	—	(1,945)
Units outstanding at end of year	4,018	452,519	4,359	119	1,584,093

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Operations
Investment income (loss) — net	$(4,540)	$18	$28,124	$(2,715)	$41,233
Net realized gain (loss) on sales of investments	(37,858)	16	1,256	274,267	185,423
Distributions from capital gains	—	29	—	82,540	1,114
Net change in unrealized appreciation or depreciation of investments	(58,493)	(412)	(31,037)	56,457	166,309
Net increase (decrease) in net assets resulting from operations	(100,891)	(349)	(1,657)	410,549	394,079

Contract transactions
Contract purchase payments	49,738	5,853	65,588	280,030	212,857
Net transfers(1)	(29,364)	36,808	(78,684)	23,306	(83,028)
Transfers for policy loans	(5,191)	—	(19,189)	(34,771)	(19,119)
Policy charges	(16,282)	(1,504)	(32,191)	(110,869)	(154,499)
Contract terminations:
Surrender benefits	(21,489)	(154)	(55,404)	(157,563)	(344,394)
Death benefits	(4,028)	—	—	(15,530)	(3,740)
Increase (decrease) from contract transactions	(26,616)	41,003	(119,880)	(15,397)	(391,923)
Net assets at beginning of year	610,307	4,271	1,254,191	3,742,363	4,278,192
Net assets at end of year	$482,800	$44,925	$1,132,654	$4,137,515	$4,280,348

Accumulation unit activity
Units outstanding at beginning of year	750,620	4,137	964,365	2,518,822	2,176,353
Contract purchase payments	61,990	5,296	50,997	183,883	105,104
Net transfers(1)	(50,325)	36,507	(70,475)	(44,021)	(44,300)
Transfers for policy loans	(6,181)	—	(14,197)	(17,776)	(8,782)
Policy charges	(20,372)	(1,436)	(24,356)	(72,374)	(77,897)
Contract terminations:
Surrender benefits	(28,272)	—	(45,167)	(104,785)	(178,775)
Death benefits	(5,295)	—	—	(11,810)	(2,170)
Units outstanding at end of year	702,165	44,504	861,167	2,451,939	1,969,533

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
Operations
Investment income (loss) — net	$15,788	$(37,896)	$(35,772)	$7,188	$2,952
Net realized gain (loss) on sales of investments	230,795	201,861	282,201	30,310	59,418
Distributions from capital gains	493	160,001	108,549	371	277
Net change in unrealized appreciation or depreciation of investments	(71,022)	47,071	(123,168)	(168,170)	(159,694)
Net increase (decrease) in net assets resulting from operations	176,054	371,037	231,810	(130,301)	(97,047)

Contract transactions
Contract purchase payments	102,358	273,481	323,424	75,014	77,231
Net transfers(1)	12,678	(140,996)	(196,030)	(19,450)	(47,286)
Transfers for policy loans	(14,898)	(68,156)	(87,172)	(12,556)	(27,111)
Policy charges	(51,654)	(244,913)	(125,861)	(46,398)	(20,370)
Contract terminations:
Surrender benefits	(50,623)	(472,679)	(188,404)	(100,932)	(40,968)
Death benefits	—	(4,178)	(2,562)	—	(1,957)
Increase (decrease) from contract transactions	(2,139)	(657,441)	(276,605)	(104,322)	(60,461)
Net assets at beginning of year	1,838,582	7,084,087	4,660,460	1,542,270	1,135,316
Net assets at end of year	$2,012,497	$6,797,683	$4,615,665	$1,307,647	$977,808

Accumulation unit activity
Units outstanding at beginning of year	1,077,460	2,417,602	1,674,757	913,532	559,250
Contract purchase payments	62,668	92,695	140,793	45,659	43,329
Net transfers(1)	252,132	(44,844)	648,801	(11,263)	103,942
Transfers for policy loans	(10,757)	(23,414)	(30,720)	(5,946)	(13,919)
Policy charges	(32,142)	(80,900)	(54,100)	(29,440)	(11,768)
Contract terminations:
Surrender benefits	(35,405)	(154,245)	(81,615)	(66,310)	(24,743)
Death benefits	—	(1,248)	(2,265)	—	(1,853)
Units outstanding at end of year	1,313,956	2,205,646	2,295,651	846,232	654,238

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$2	$(8,238)	$(171)	$22,769	$(3,813)
Net realized gain (loss) on sales of investments	—	(47,444)	(8)	107,036	169,108
Distributions from capital gains	1	—	—	10,228	192,328
Net change in unrealized appreciation or depreciation of investments	1	416,837	(1,599)	(19,745)	(364,833)
Net increase (decrease) in net assets resulting from operations	4	361,155	(1,778)	120,288	(7,210)

Contract transactions
Contract purchase payments	64	189,582	1,099	140,152	135,147
Net transfers(1)	(50)	(73,614)	113,008	(154,377)	(58,147)
Transfers for policy loans	—	(36,144)	260	(21,025)	(49,113)
Policy charges	(16)	(95,925)	(980)	(44,349)	(73,184)
Contract terminations:
Surrender benefits	—	(158,828)	(74)	(80,709)	(86,793)
Death benefits	—	(4,380)	—	—	—
Increase (decrease) from contract transactions	(2)	(179,309)	113,313	(160,308)	(132,090)
Net assets at beginning of year	76	2,602,490	77	1,963,630	2,679,398
Net assets at end of year	$78	$2,784,336	$111,612	$1,923,610	$2,540,098

Accumulation unit activity
Units outstanding at beginning of year	1	1,271,454	—	993,862	817,189
Contract purchase payments	61	86,939	805	69,245	42,880
Net transfers(1)	(46)	(2,069)	116,053	(70,569)	45,872
Transfers for policy loans	—	(15,757)	259	(9,735)	(15,510)
Policy charges	(16)	(43,935)	(1,012)	(21,863)	(23,562)
Contract terminations:
Surrender benefits	—	(71,804)	—	(41,450)	(27,563)
Death benefits	—	(1,888)	—	—	—
Units outstanding at end of year	—	1,222,940	116,105	919,490	839,306

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor(2)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$273	$13,909	$185	$297	$15,689
Net realized gain (loss) on sales of investments	5	355,329	(1)	8,757	166,431
Distributions from capital gains	—	1,089,289	3	56,427	102,229
Net change in unrealized appreciation or depreciation of investments	(143)	(668,419)	(376)	(42,205)	37,189
Net increase (decrease) in net assets resulting from operations	135	790,108	(189)	23,276	321,538

Contract transactions
Contract purchase payments	6,125	358,970	609	18,370	117,038
Net transfers(1)	9,636	(281,127)	18,217	(440)	26,964
Transfers for policy loans	—	(27,605)	—	197	(72,567)
Policy charges	(205)	(187,637)	(14)	(13,098)	(74,396)
Contract terminations:
Surrender benefits	(149)	(402,439)	(73)	(31,284)	(134,432)
Death benefits	—	(2,685)	—	—	—
Increase (decrease) from contract transactions	15,407	(542,523)	18,739	(26,255)	(137,393)
Net assets at beginning of year	77	6,468,665	—	413,821	2,232,009
Net assets at end of year	$15,619	$6,716,250	$18,550	$410,842	$2,416,154

Accumulation unit activity
Units outstanding at beginning of year	2	2,044,701	—	166,128	1,364,474
Contract purchase payments	5,872	108,469	240	7,300	68,241
Net transfers(1)	9,631	23,835	18,655	(753)	(32,135)
Transfers for policy loans	—	(3,028)	—	68	(49,373)
Policy charges	(199)	(58,316)	(15)	(5,253)	(42,486)
Contract terminations:
Surrender benefits	—	(118,138)	—	(11,537)	(89,066)
Death benefits	—	(967)	—	—	—
Units outstanding at end of year	15,306	1,996,556	18,880	155,953	1,219,655

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Operations
Investment income (loss) — net	$(3,510)	$(6,469)	$(11)	$1,690	$(2,122)
Net realized gain (loss) on sales of investments	12,513	48,070	1	86,904	538,847
Distributions from capital gains	—	—	260	—	58,052
Net change in unrealized appreciation or depreciation of investments	33,987	13,651	(92)	(55,315)	263,814
Net increase (decrease) in net assets resulting from operations	42,990	55,252	158	33,279	858,591

Contract transactions
Contract purchase payments	21,880	69,262	312	12,369	576,931
Net transfers(1)	43,257	28,392	12,532	(254,672)	(297,812)
Transfers for policy loans	78,453	(16,822)	—	(1,311)	(98,687)
Policy charges	(19,197)	(15,893)	(118)	(9,844)	(553,805)
Contract terminations:
Surrender benefits	(8,028)	(22,640)	(74)	(12,147)	(694,438)
Death benefits	—	—	—	(15,325)	—
Increase (decrease) from contract transactions	116,365	42,299	12,652	(280,930)	(1,067,811)
Net assets at beginning of year	460,105	724,440	74	568,859	12,257,073
Net assets at end of year	$619,460	$821,991	$12,884	$321,208	$12,047,853

Accumulation unit activity
Units outstanding at beginning of year	340,237	544,670	—	420,619	4,661,952
Contract purchase payments	15,820	51,242	12	8,555	210,486
Net transfers(1)	31,612	36,038	12,424	(190,932)	(105,115)
Transfers for policy loans	57,587	(12,941)	—	(836)	(37,241)
Policy charges	(13,864)	(11,865)	(113)	(6,892)	(199,709)
Contract terminations:
Surrender benefits	(5,786)	(16,713)	—	(8,524)	(252,016)
Death benefits	—	—	—	(12,464)	—
Units outstanding at end of year	425,606	590,431	12,323	209,526	4,278,357

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$6,003	$7,821	$(3,064)	$(2,383)	$(2,953)
Net realized gain (loss) on sales of investments	17,090	25,306	20,399	19,632	19,677
Distributions from capital gains	—	—	—	—	28,833
Net change in unrealized appreciation or depreciation of investments	46,262	(41,454)	12,815	2,138	(10,904)
Net increase (decrease) in net assets resulting from operations	69,355	(8,327)	30,150	19,387	34,653

Contract transactions
Contract purchase payments	30,519	66,906	22,143	15,396	36,046
Net transfers(1)	(10,386)	56,695	12,070	75	(29,001)
Transfers for policy loans	(6,073)	(9,852)	(6,390)	(18,093)	—
Policy charges	(17,376)	(27,843)	(14,889)	(4,804)	(17,497)
Contract terminations:
Surrender benefits	(22,082)	(16,239)	(14,121)	(4,456)	(13,870)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(25,398)	69,667	(1,187)	(11,882)	(24,322)
Net assets at beginning of year	583,082	1,038,391	417,547	287,150	356,294
Net assets at end of year	$627,039	$1,099,731	$446,510	$294,655	$366,625

Accumulation unit activity
Units outstanding at beginning of year	414,866	743,209	314,081	220,459	182,496
Contract purchase payments	20,795	50,244	16,266	11,823	17,948
Net transfers(1)	(6,793)	43,667	8,189	5,846	(14,700)
Transfers for policy loans	(3,917)	(4,694)	(4,466)	(13,099)	—
Policy charges	(11,813)	(19,813)	(10,923)	(3,718)	(8,482)
Contract terminations:
Surrender benefits	(14,730)	(9,413)	(10,337)	(3,215)	(9,083)
Death benefits	—	—	—	—	—
Units outstanding at end of year	398,408	803,200	312,810	218,096	168,179

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Operations
Investment income (loss) — net	$699	$(2,927)	$3	$3	$(9,486)
Net realized gain (loss) on sales of investments	(16,605)	18,463	—	—	185,729
Distributions from capital gains	22,773	35,875	—	2	78,241
Net change in unrealized appreciation or depreciation of investments	(11,354)	4,908	1	(1)	(165,273)
Net increase (decrease) in net assets resulting from operations	(4,487)	56,319	4	4	89,211

Contract transactions
Contract purchase payments	112,775	16,364	71	4	69,399
Net transfers(1)	199,587	8,663	—	4	(236,931)
Transfers for policy loans	—	(3,471)	—	—	(42,544)
Policy charges	(3,744)	(14,117)	(13)	(2)	(42,104)
Contract terminations:
Surrender benefits	(223)	(30,643)	—	—	(61,456)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	308,395	(23,204)	58	6	(313,636)
Net assets at beginning of year	79	522,479	75	88	1,342,372
Net assets at end of year	$303,987	$555,594	$137	$98	$1,117,947

Accumulation unit activity
Units outstanding at beginning of year	—	256,740	—	—	1,164,173
Contract purchase payments	107,374	7,970	67	4	57,214
Net transfers(1)	198,480	526	—	4	(277,891)
Transfers for policy loans	—	(133)	—	—	(45,435)
Policy charges	(3,644)	(7,957)	(11)	(2)	(35,508)
Contract terminations:
Surrender benefits	—	(11,709)	—	—	(57,786)
Death benefits	—	—	—	—	—
Units outstanding at end of year	302,210	245,437	56	6	804,767

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$(3,387)	$70,525	$175	$(8,484)	$(14,283)
Net realized gain (loss) on sales of investments	46,085	(25,677)	(6)	192,086	71,492
Distributions from capital gains	41,956	315,286	2,413	112,315	433,354
Net change in unrealized appreciation or depreciation of investments	(22,674)	(757,185)	(2,896)	(106,996)	(681,364)
Net increase (decrease) in net assets resulting from operations	61,980	(397,051)	(314)	188,921	(190,801)

Contract transactions
Contract purchase payments	25,521	202,964	454	94,906	94,538
Net transfers(1)	(84,449)	(105,185)	45,842	(109,534)	(277,459)
Transfers for policy loans	(26,517)	(22,588)	41	(101,409)	(26,421)
Policy charges	(19,423)	(90,230)	(52)	(59,899)	(54,905)
Contract terminations:
Surrender benefits	(4,032)	(234,630)	(74)	(138,926)	(142,090)
Death benefits	—	(10,011)	—	—	—
Increase (decrease) from contract transactions	(108,900)	(259,680)	46,211	(314,862)	(406,337)
Net assets at beginning of year	597,331	3,382,953	78	2,060,366	2,235,762
Net assets at end of year	$550,411	$2,726,222	$45,975	$1,934,425	$1,638,624

Accumulation unit activity
Units outstanding at beginning of year	411,724	1,841,337	—	1,450,906	978,624
Contract purchase payments	16,835	113,968	156	68,432	45,328
Net transfers(1)	(52,533)	(56,867)	45,890	(102,687)	(153,066)
Transfers for policy loans	(18,755)	(11,085)	41	(70,331)	(10,634)
Policy charges	(13,372)	(50,554)	(52)	(44,281)	(24,879)
Contract terminations:
Surrender benefits	(2,576)	(130,961)	—	(90,318)	(65,944)
Death benefits	—	(6,166)	—	—	—
Units outstanding at end of year	341,323	1,699,672	46,035	1,211,721	769,429

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)	NB AMT Soc Responsive, Cl S
Operations
Investment income (loss) — net	$19,504	$(575)	$(2,345)	$—	$5
Net realized gain (loss) on sales of investments	169,821	9,963	8,558	—	51
Distributions from capital gains	66,252	—	43,982	—	—
Net change in unrealized appreciation or depreciation of investments	(44,070)	43,020	(47,694)	(6)	426
Net increase (decrease) in net assets resulting from operations	211,507	52,408	2,501	(6)	482

Contract transactions
Contract purchase payments	121,664	30,480	30,250	375	390
Net transfers(1)	(33,509)	44,248	(39,891)	—	6,937
Transfers for policy loans	(29,717)	(11,516)	(8,956)	—	—
Policy charges	(81,338)	(11,291)	(12,839)	—	(1,135)
Contract terminations:
Surrender benefits	(107,869)	(23,740)	(3,615)	—	(114)
Death benefits	—	(3,974)	—	—	—
Increase (decrease) from contract transactions	(130,769)	24,207	(35,051)	375	6,078
Net assets at beginning of year	1,701,118	395,871	307,059	—	105
Net assets at end of year	$1,781,856	$472,486	$274,509	$369	$6,665

Accumulation unit activity
Units outstanding at beginning of year	531,098	402,507	171,485	—	—
Contract purchase payments	37,063	29,038	18,492	—	273
Net transfers(1)	48,124	27,390	(20,264)	—	4,953
Transfers for policy loans	(11,128)	(11,992)	(3,545)	—	—
Policy charges	(23,990)	(10,739)	(7,407)	—	(797)
Contract terminations:
Surrender benefits	(28,832)	(24,460)	(1,932)	—	—
Death benefits	—	(4,271)	—	—	—
Units outstanding at end of year	552,335	407,473	156,829	—	4,429

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

58	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man-Alloc, Adv Cl
Operations
Investment income (loss) — net	$886	$80,588	$(1,492)	$71,346	$25
Net realized gain (loss) on sales of investments	30,030	12,554	15,860	5,376	—
Distributions from capital gains	43,698	—	116,716	—	—
Net change in unrealized appreciation or depreciation of investments	(63,750)	(47,474)	(42,760)	(68,628)	19
Net increase (decrease) in net assets resulting from operations	10,864	45,668	88,324	8,094	44

Contract transactions
Contract purchase payments	72,959	125,634	58,474	182,409	488
Net transfers(1)	14,690	(148,433)	71,127	(748,634)	36
Transfers for policy loans	(2,111)	(6,883)	(7,803)	(6,511)	—
Policy charges	(17,243)	(75,314)	(28,263)	(76,860)	(53)
Contract terminations:
Surrender benefits	(10,590)	(118,469)	(11,998)	(107,299)	—
Death benefits	—	(45,747)	—	(13,238)	—
Increase (decrease) from contract transactions	57,705	(269,212)	81,537	(770,133)	471
Net assets at beginning of year	869,671	2,648,904	746,716	2,239,127	494
Net assets at end of year	$938,240	$2,425,360	$916,577	$1,477,088	$1,009

Accumulation unit activity
Units outstanding at beginning of year	556,070	1,858,082	445,897	1,618,816	456
Contract purchase payments	47,392	86,737	35,310	127,347	515
Net transfers(1)	(2,333)	(90,968)	37,240	(533,428)	50
Transfers for policy loans	(1,466)	(4,590)	(2,377)	(3,717)	—
Policy charges	(11,378)	(51,758)	(17,467)	(54,040)	(57)
Contract terminations:
Surrender benefits	(7,162)	(81,766)	(7,421)	(75,947)	—
Death benefits	—	(32,320)	—	(9,979)	—
Units outstanding at end of year	581,123	1,683,417	491,182	1,069,052	964

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	59

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
Operations
Investment income (loss) — net	$219	$58,984	$29,532	$108	$(30,577)
Net realized gain (loss) on sales of investments	—	37,171	1,555	9,015	320,203
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(27)	76,950	(25,934)	(27,648)	743,718
Net increase (decrease) in net assets resulting from operations	192	173,105	5,153	(18,525)	1,033,344

Contract transactions
Contract purchase payments	8,244	31,324	21,277	10,305	406,779
Net transfers(1)	4,480	56,168	(4,020)	95,508	(142,876)
Transfers for policy loans	—	(7,855)	1,115	(5,345)	(73,851)
Policy charges	(103)	(23,820)	(20,570)	(4,977)	(383,974)
Contract terminations:
Surrender benefits	—	(12,077)	(25,550)	(20,050)	(532,092)
Death benefits	—	—	—	—	(6,649)
Increase (decrease) from contract transactions	12,621	43,740	(27,748)	75,441	(732,663)
Net assets at beginning of year	1,987	608,035	558,452	189,917	8,506,896
Net assets at end of year	$14,800	$824,880	$535,857	$246,833	$8,807,577

Accumulation unit activity
Units outstanding at beginning of year	—	280,176	251,364	99,012	3,875,845
Contract purchase payments	240	12,989	9,310	5,569	177,021
Net transfers(1)	4,399	24,626	(2,241)	61,022	(64,972)
Transfers for policy loans	—	(3,126)	556	(2,811)	(32,466)
Policy charges	(101)	(9,607)	(8,893)	(2,723)	(166,989)
Contract terminations:
Surrender benefits	—	(4,726)	(10,819)	(10,477)	(230,823)
Death benefits	—	—	—	—	(3,081)
Units outstanding at end of year	4,538	300,332	239,277	149,592	3,554,535

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(1,523)	$(19,260)	$65,746	$(3)	$(61,139)
Net realized gain (loss) on sales of investments	22,979	65,612	18,200	21	324,125
Distributions from capital gains	—	201,106	—	—	—
Net change in unrealized appreciation or depreciation of investments	40,546	(371,143)	21,328	(85)	158,835
Net increase (decrease) in net assets resulting from operations	62,002	(123,685)	105,274	(67)	421,821

Contract transactions
Contract purchase payments	19,483	136,569	160,524	467	1,312,447
Net transfers(1)	35,958	(136,676)	(101,067)	2,390	1,493,416
Transfers for policy loans	(5,349)	(25,767)	(16,431)	—	(101,666)
Policy charges	(16,655)	(110,063)	(94,686)	(21)	(215,071)
Contract terminations:
Surrender benefits	(12,792)	(158,864)	(222,045)	—	(298,672)
Death benefits	—	—	—	—	(26,467)
Increase (decrease) from contract transactions	20,645	(294,801)	(273,705)	2,836	2,163,987
Net assets at beginning of year	456,263	2,962,346	2,953,465	66	7,551,930
Net assets at end of year	$538,910	$2,543,860	$2,785,034	$2,835	$10,137,738

Accumulation unit activity
Units outstanding at beginning of year	271,838	1,029,170	1,318,605	—	5,304,369
Contract purchase payments	11,062	50,215	70,244	23	955,637
Net transfers(1)	21,861	(49,341)	(44,097)	3,171	1,034,244
Transfers for policy loans	(2,939)	(10,155)	(7,806)	—	(66,936)
Policy charges	(9,514)	(38,857)	(41,007)	(21)	(152,834)
Contract terminations:
Surrender benefits	(7,496)	(55,350)	(95,909)	—	(194,585)
Death benefits	—	—	—	—	(21,222)
Units outstanding at end of year	284,812	925,682	1,200,030	3,173	6,858,673

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	61

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(148,767)	$1	$17	$—	$(6,514)
Net realized gain (loss) on sales of investments	1,097,763	—	(75)	(6)	(4,469)
Distributions from capital gains	—	—	77	—	—
Net change in unrealized appreciation or depreciation of investments	(114,050)	3	8	88	69,950
Net increase (decrease) in net assets resulting from operations	834,946	4	27	82	58,967

Contract transactions
Contract purchase payments	1,146,158	—	315	828	43,324
Net transfers(1)	(285,123)	—	(88)	—	(41,903)
Transfers for policy loans	(89,280)	—	—	—	(1,635)
Policy charges	(442,796)	—	(145)	(192)	(27,629)
Contract terminations:
Surrender benefits	(895,845)	—	—	—	(22,560)
Death benefits	(56,103)	—	—	—	—
Increase (decrease) from contract transactions	(622,989)	—	82	636	(50,403)
Net assets at beginning of year	18,295,826	73	104	652	767,072
Net assets at end of year	$18,507,783	$77	$213	$1,370	$775,636

Accumulation unit activity
Units outstanding at beginning of year	12,589,733	—	23	604	605,837
Contract purchase payments	776,966	—	304	827	32,985
Net transfers(1)	75,868	—	(80)	—	(23,732)
Transfers for policy loans	(59,048)	—	—	—	(1,290)
Policy charges	(303,567)	—	(141)	(191)	(21,026)
Contract terminations:
Surrender benefits	(643,299)	—	—	—	(17,114)
Death benefits	(38,931)	—	—	—	—
Units outstanding at end of year	12,397,722	—	106	1,240	575,660

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
Operations
Investment income (loss) — net	$260	$—	$(5,573)	$(11,236)	$29
Net realized gain (loss) on sales of investments	(47)	115	34,891	136,349	40
Distributions from capital gains	1,141	—	—	—	44
Net change in unrealized appreciation or depreciation of investments	(2,158)	(84)	(6,822)	(76,347)	(220)
Net increase (decrease) in net assets resulting from operations	(804)	31	22,496	48,766	(107)

Contract transactions
Contract purchase payments	10,595	3,868	115,276	76,586	937
Net transfers(1)	12,677	(2,310)	(155,387)	(1,329,781)	296
Transfers for policy loans	—	—	(4,872)	(1,839)	—
Policy charges	(1,706)	(358)	(77,161)	(79,350)	(258)
Contract terminations:
Surrender benefits	(94)	—	(35,521)	(46,949)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	21,472	1,200	(157,665)	(1,381,333)	975
Net assets at beginning of year	2,714	3,750	692,100	2,369,069	807
Net assets at end of year	$23,382	$4,981	$556,931	$1,036,502	$1,675

Accumulation unit activity
Units outstanding at beginning of year	2,089	2,655	593,855	2,038,548	566
Contract purchase payments	8,599	2,738	97,238	64,437	747
Net transfers(1)	10,106	(1,708)	(130,427)	(1,134,173)	261
Transfers for policy loans	—	—	(4,104)	(1,622)	—
Policy charges	(1,354)	(258)	(65,049)	(66,923)	(205)
Contract terminations:
Surrender benefits	—	—	(29,376)	(39,030)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	19,440	3,427	462,137	861,237	1,369

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	63

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2
Operations
Investment income (loss) — net	$87	$—	$—	$112	$38
Net realized gain (loss) on sales of investments	(11)	(1)	1	9	(1)
Distributions from capital gains	19	—	—	567	2
Net change in unrealized appreciation or depreciation of investments	(92)	(17)	29	(843)	45
Net increase (decrease) in net assets resulting from operations	3	(18)	30	(155)	84

Contract transactions
Contract purchase payments	1,506	47	154	5,446	1,583
Net transfers(1)	187	—	4	5,910	—
Transfers for policy loans	—	—	—	—	—
Policy charges	(845)	(7)	(29)	(839)	(351)
Contract terminations:
Surrender benefits	—	—	—	(96)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	848	40	129	10,421	1,232
Net assets at beginning of year	1,918	73	327	3,854	1,166
Net assets at end of year	$2,769	$95	$486	$14,120	$2,482

Accumulation unit activity
Units outstanding at beginning of year	1,756	—	244	3,089	1,118
Contract purchase payments	1,423	50	116	4,390	1,571
Net transfers(1)	174	—	4	4,806	—
Transfers for policy loans	—	—	—	—	—
Policy charges	(800)	(8)	(22)	(681)	(348)
Contract terminations:
Surrender benefits	—	—	—	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	2,553	42	342	11,604	2,341

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

64	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$—	$—	$—	$(181,771)	$(333,755)
Net realized gain (loss) on sales of investments	9	53	17	576,462	1,742,656
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	35	88	13	521,895	270,607
Net increase (decrease) in net assets resulting from operations	44	141	30	916,586	1,679,508

Contract transactions
Contract purchase payments	1,217	216	287	2,110,060	2,766,747
Net transfers(1)	(90)	1,340	59	1,464,048	(1,143,121)
Transfers for policy loans	—	—	—	(79,444)	(294,931)
Policy charges	(80)	(180)	(121)	(712,569)	(1,660,722)
Contract terminations:
Surrender benefits	—	—	—	(1,189,310)	(1,289,822)
Death benefits	—	—	—	(21,639)	—
Increase (decrease) from contract transactions	1,047	1,376	225	1,571,146	(1,621,849)
Net assets at beginning of year	358	384	58	20,965,871	40,409,801
Net assets at end of year	$1,449	$1,901	$313	$23,453,603	$40,467,460

Accumulation unit activity
Units outstanding at beginning of year	270	293	33	15,914,092	30,537,913
Contract purchase payments	885	159	204	1,582,357	2,064,393
Net transfers(1)	(66)	1,011	52	1,227,039	(764,122)
Transfers for policy loans	—	—	—	(60,403)	(214,449)
Policy charges	(61)	(136)	(88)	(532,143)	(1,230,591)
Contract terminations:
Surrender benefits	—	—	—	(887,427)	(960,080)
Death benefits	—	—	—	(16,019)	—
Units outstanding at end of year	1,028	1,327	201	17,227,496	29,433,064

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	65

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(172,355)	$(469,722)	$(19,935)	$(46,117)	$163
Net realized gain (loss) on sales of investments	399,173	1,790,385	70,574	206,470	(60)
Distributions from capital gains	—	—	—	—	1,249
Net change in unrealized appreciation or depreciation of investments	726,361	1,183,396	50,637	48,239	(356)
Net increase (decrease) in net assets resulting from operations	953,179	2,504,059	101,276	208,592	996

Contract transactions
Contract purchase payments	2,973,067	4,363,303	167,438	354,082	4,760
Net transfers(1)	2,323,749	(380,039)	144,325	(260,254)	11,002
Transfers for policy loans	(626,886)	(581,725)	(46,199)	3,870	—
Policy charges	(630,627)	(1,487,416)	(129,899)	(354,320)	(1,511)
Contract terminations:
Surrender benefits	(596,158)	(1,582,549)	(132,612)	(59,897)	(90)
Death benefits	—	(14,089)	—	—	—
Increase (decrease) from contract transactions	3,443,145	317,485	3,053	(316,519)	14,161
Net assets at beginning of year	20,036,119	56,902,151	2,523,700	5,432,014	2,741
Net assets at end of year	$24,432,443	$59,723,695	$2,628,029	$5,324,087	$17,898

Accumulation unit activity
Units outstanding at beginning of year	14,646,848	40,845,460	2,034,426	4,374,835	2,442
Contract purchase payments	2,174,992	3,071,397	132,605	279,827	3,948
Net transfers(1)	1,664,087	(214,971)	113,695	(205,501)	9,328
Transfers for policy loans	(443,355)	(407,924)	(36,936)	2,585	—
Policy charges	(457,142)	(1,045,962)	(102,415)	(279,029)	(1,276)
Contract terminations:
Surrender benefits	(417,065)	(1,110,746)	(104,895)	(46,504)	—
Death benefits	—	(9,495)	—	—	—
Units outstanding at end of year	17,168,365	41,127,759	2,036,480	4,126,213	14,442

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Multi-Mgr Div Inc, Cl 2(2)	VP Multi-Mgr Int Rate Adapt, Cl 2(2)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$4	$3	$—	$—	$—
Net realized gain (loss) on sales of investments	—	—	—	44	14
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(6)	(5)	70	376	5
Net increase (decrease) in net assets resulting from operations	(2)	(2)	70	420	19

Contract transactions
Contract purchase payments	374	375	1,056	1,024	422
Net transfers(1)	—	—	—	5,176	5
Transfers for policy loans	—	—	—	—	—
Policy charges	—	—	(144)	(969)	(113)
Contract terminations:
Surrender benefits	—	—	—	(15)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	374	375	912	5,216	314
Net assets at beginning of year	—	—	269	59	399
Net assets at end of year	$372	$373	$1,251	$5,695	$732

Accumulation unit activity
Units outstanding at beginning of year	—	—	204	34	281
Contract purchase payments	—	—	808	736	328
Net transfers(1)	—	—	—	3,794	4
Transfers for policy loans	—	—	—	—	—
Policy charges	—	—	(111)	(700)	(86)
Contract terminations:
Surrender benefits	—	—	—	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	—	—	901	3,864	527

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	67

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2
Operations
Investment income (loss) — net	$—	$(5,730)	$37	$8	$—
Net realized gain (loss) on sales of investments	—	87,809	(492)	22	—
Distributions from capital gains	—	—	171	—	—
Net change in unrealized appreciation or depreciation of investments	2	(76,585)	(822)	(2)	1
Net increase (decrease) in net assets resulting from operations	2	5,494	(1,106)	28	1

Contract transactions
Contract purchase payments	38	38,443	11,111	91	—
Net transfers(1)	5	(34,531)	488	(70)	—
Transfers for policy loans	—	(24,558)	—	—	—
Policy charges	—	(19,584)	(476)	(82)	—
Contract terminations:
Surrender benefits	—	(25,055)	(92)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	43	(65,285)	11,031	(61)	—
Net assets at beginning of year	14	748,141	1,290	109	13
Net assets at end of year	$59	$688,350	$11,215	$76	$14

Accumulation unit activity
Units outstanding at beginning of year	—	283,758	940	32	—
Contract purchase payments	28	14,726	8,895	89	—
Net transfers(1)	4	(6,598)	40	(41)	—
Transfers for policy loans	—	(9,365)	—	—	—
Policy charges	—	(7,732)	(384)	(80)	—
Contract terminations:
Surrender benefits	—	(9,938)	—	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	32	264,851	9,491	—	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

68	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Operations
Investment income (loss) — net	$(2,989)	$—	$—	$(1,063)	$—
Net realized gain (loss) on sales of investments	18,349	—	31	16,514	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	21,290	4	419	(921)	—
Net increase (decrease) in net assets resulting from operations	36,650	4	450	14,530	—

Contract transactions
Contract purchase payments	30,017	—	1,585	10,224	47
Net transfers(1)	(25,692)	—	4,766	(7,922)	—
Transfers for policy loans	(2,383)	—	—	(4,212)	—
Policy charges	(8,666)	—	(1,064)	(4,454)	(8)
Contract terminations:
Surrender benefits	(2,372)	—	(15)	(13,103)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(9,096)	—	5,272	(19,467)	39
Net assets at beginning of year	343,979	73	302	139,218	75
Net assets at end of year	$371,533	$77	$6,024	$134,281	$114

Accumulation unit activity
Units outstanding at beginning of year	287,214	—	210	76,603	—
Contract purchase payments	24,990	—	1,102	5,671	47
Net transfers(1)	(26,631)	—	3,351	(7,113)	—
Transfers for policy loans	(2,090)	—	—	(2,033)	—
Policy charges	(6,956)	—	(737)	(2,351)	(8)
Contract terminations:
Surrender benefits	(1,337)	—	—	(6,791)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	275,190	—	3,926	63,986	39

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	69

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
Operations
Investment income (loss) — net	$35,937	$(46,192)	$3,090	$22,251	$(6,989)
Net realized gain (loss) on sales of investments	124,157	357,438	41,646	11,235	78,653
Distributions from capital gains	613,425	749,948	—	25,877	—
Net change in unrealized appreciation or depreciation of investments	(1,044,049)	(829,841)	21,263	(128,686)	13,810
Net increase (decrease) in net assets resulting from operations	(270,530)	231,353	65,999	(69,323)	85,474

Contract transactions
Contract purchase payments	348,852	356,970	25,543	61,933	66,273
Net transfers(1)	(127,084)	(391,372)	7,426	(15,487)	(30,548)
Transfers for policy loans	(125,698)	(171,592)	(941)	(15,010)	(17,609)
Policy charges	(168,575)	(204,424)	(13,105)	(29,431)	(25,686)
Contract terminations:
Surrender benefits	(168,755)	(245,775)	(24,537)	(27,154)	(42,762)
Death benefits	(5,051)	(17,565)	—	—	—
Increase (decrease) from contract transactions	(246,311)	(673,758)	(5,614)	(25,149)	(50,332)
Net assets at beginning of year	5,674,565	6,464,790	389,243	1,152,361	920,674
Net assets at end of year	$5,157,724	$6,022,385	$449,628	$1,057,889	$955,816

Accumulation unit activity
Units outstanding at beginning of year	2,189,083	2,186,158	217,227	666,196	370,788
Contract purchase payments	137,250	122,724	15,426	36,988	26,813
Net transfers(1)	22,574	(16,302)	63,084	(10,049)	(12,199)
Transfers for policy loans	(45,968)	(58,025)	(536)	(8,895)	(6,823)
Policy charges	(66,040)	(71,303)	(8,276)	(17,586)	(10,193)
Contract terminations:
Surrender benefits	(64,726)	(82,468)	(15,633)	(16,298)	(16,723)
Death benefits	(1,943)	(6,117)	—	—	—
Units outstanding at end of year	2,170,230	2,074,667	271,292	650,356	351,663

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

70	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(6,303)	$5
Net realized gain (loss) on sales of investments	45,448	5
Distributions from capital gains	72,426	—
Net change in unrealized appreciation or depreciation of investments	(134,714)	(5)
Net increase (decrease) in net assets resulting from operations	(23,143)	5

Contract transactions
Contract purchase payments	58,410	—
Net transfers(1)	(46,847)	13
Transfers for policy loans	(2,774)	—
Policy charges	(24,809)	(19)
Contract terminations:
Surrender benefits	(17,449)	—
Death benefits	—	—
Increase (decrease) from contract transactions	(33,469)	(6)
Net assets at beginning of year	846,113	76
Net assets at end of year	$789,501	$75

Accumulation unit activity
Units outstanding at beginning of year	279,419	—
Contract purchase payments	23,401	—
Net transfers(1)	39,012	17
Transfers for policy loans	(948)	—
Policy charges	(9,369)	(17)
Contract terminations:
Surrender benefits	(5,500)	—
Death benefits	—	—
Units outstanding at end of year	326,015	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	71

Statements of Changes in Net Assets

Year ended Dec. 31, 2013	AB VPS Dyn Asset Alloc, Cl B(2)	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III(2)
Operations
Investment income (loss) — net	$—	$2,400	$165,856	$(990)	$—
Net realized gain (loss) on sales of investments	—	35,347	(44,776)	11,561	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1	374,842	517,670	31,500	6
Net increase (decrease) in net assets resulting from operations	1	412,589	638,750	42,071	6

Contract transactions
Contract purchase payments	75	109,791	335,980	5,282	90
Net transfers(1)	—	421,764	(210,424)	15,068	19
Transfers for policy loans	—	(10,942)	(38,502)	(796)	—
Policy charges	—	(40,139)	(119,386)	(6,530)	(10)
Contract terminations:
Surrender benefits	—	(71,527)	(149,703)	(9,701)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	75	408,947	(182,035)	3,323	99
Net assets at beginning of year	—	1,161,276	3,068,850	106,200	—
Net assets at end of year	$76	$1,982,812	$3,525,565	$151,594	$105

Accumulation unit activity
Units outstanding at beginning of year	—	787,546	2,268,084	84,607	—
Contract purchase payments	—	62,906	228,790	3,643	15
Net transfers(1)	—	227,570	(158,578)	13,618	17
Transfers for policy loans	—	(6,005)	(28,317)	(681)	—
Policy charges	—	(23,318)	(80,867)	(4,243)	(9)
Contract terminations:
Surrender benefits	—	(40,495)	(102,104)	(4,558)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	—	1,008,204	2,127,008	92,386	23

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

72	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$9,203	$4,122	$33,608	$10,238	$11
Net realized gain (loss) on sales of investments	36,471	31,121	117,772	58,671	2
Distributions from capital gains	—	—	—	—	38
Net change in unrealized appreciation or depreciation of investments	140,803	75,386	848,407	368,160	33
Net increase (decrease) in net assets resulting from operations	186,477	110,629	999,787	437,069	84

Contract transactions
Contract purchase payments	38,531	43,891	204,447	160,183	500
Net transfers(1)	(19,919)	(33,729)	(176,735)	(17,551)	616
Transfers for policy loans	(18,054)	(17,840)	(33,499)	(5,678)	—
Policy charges	(29,049)	(19,645)	(134,704)	(55,967)	(165)
Contract terminations:
Surrender benefits	(29,389)	(35,456)	(324,159)	(81,594)	—
Death benefits	—	(4,665)	—	(3,821)	—
Increase (decrease) from contract transactions	(57,880)	(67,444)	(464,650)	(4,428)	951
Net assets at beginning of year	882,947	554,717	3,444,266	1,416,088	76
Net assets at end of year	$1,011,544	$597,902	$3,979,403	$1,848,729	$1,111

Accumulation unit activity
Units outstanding at beginning of year	705,402	312,581	1,873,080	877,354	—
Contract purchase payments	26,007	23,394	96,652	86,012	449
Net transfers(1)	(31,963)	9,951	(66,570)	51,663	588
Transfers for policy loans	(14,148)	(8,984)	(13,518)	(2,469)	—
Policy charges	(20,472)	(10,397)	(62,882)	(30,019)	(149)
Contract terminations:
Surrender benefits	(23,216)	(19,057)	(151,504)	(43,475)	—
Death benefits	—	(2,374)	—	(2,020)	—
Units outstanding at end of year	641,610	305,114	1,675,258	937,046	888

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	73

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2(2)
Operations
Investment income (loss) — net	$1,176	$(126,704)	$6	$(27,323)	$—
Net realized gain (loss) on sales of investments	14,126	391,272	—	147	—
Distributions from capital gains	34,907	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	8,306	2,414,027	—	(148)	(2)
Net increase (decrease) in net assets resulting from operations	58,515	2,678,595	6	(27,324)	(2)

Contract transactions
Contract purchase payments	29,634	971,029	13,286	497,326	75
Net transfers(1)	40,959	(86,672)	(11,735)	(291,050)	—
Transfers for policy loans	381	(102,662)	—	(10,249)	—
Policy charges	(26,764)	(1,078,483)	(1,420)	(321,731)	—
Contract terminations:
Surrender benefits	(18,658)	(800,710)	—	(103,920)	—
Death benefits	—	(2,660)	—	—	—
Increase (decrease) from contract transactions	25,552	(1,100,158)	131	(229,624)	75
Net assets at beginning of year	331,186	13,722,162	2,000	3,706,358	—
Net assets at end of year	$415,253	$15,300,599	$2,137	$3,449,410	$73

Accumulation unit activity
Units outstanding at beginning of year	265,454	11,356,889	—	3,462,658	—
Contract purchase payments	21,731	728,003	13,286	457,462	—
Net transfers(1)	26,256	(120,368)	(11,729)	(214,255)	—
Transfers for policy loans	381	(78,197)	—	(8,408)	—
Policy charges	(20,269)	(812,885)	(1,420)	(302,637)	—
Contract terminations:
Surrender benefits	(14,160)	(597,351)	—	(98,505)	—
Death benefits	—	(1,983)	—	—	—
Units outstanding at end of year	279,393	10,474,108	137	3,296,315	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

74	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Contrarian Core, Cl 2(2)	Col VP Core Bond, Cl 2(2)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
Operations
Investment income (loss) — net	$—	$—	$4	$357,767	$—
Net realized gain (loss) on sales of investments	—	—	—	7,644	—
Distributions from capital gains	—	—	4	440,157	—
Net change in unrealized appreciation or depreciation of investments	1	(1)	(7)	(1,132,923)	153
Net increase (decrease) in net assets resulting from operations	1	(1)	1	(327,355)	153

Contract transactions
Contract purchase payments	10	75	519	811,367	402
Net transfers(1)	10	—	16	(1,548,362)	1,930
Transfers for policy loans	—	—	—	(145,851)	—
Policy charges	(4)	—	(49)	(493,710)	(59)
Contract terminations:
Surrender benefits	—	—	—	(624,191)	—
Death benefits	—	—	—	(7,299)	—
Increase (decrease) from contract transactions	16	75	486	(2,008,046)	2,273
Net assets at beginning of year	—	—	75	11,262,117	10
Net assets at end of year	$17	$74	$562	$8,926,716	$2,436

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	6,907,584	—
Contract purchase payments	—	—	532	500,166	339
Net transfers(1)	9	—	17	(893,190)	1,636
Transfers for policy loans	—	—	—	(90,395)	—
Policy charges	(3)	—	(50)	(305,497)	(49)
Contract terminations:
Surrender benefits	—	—	—	(385,474)	—
Death benefits	—	—	—	(4,386)	—
Units outstanding at end of year	6	—	499	5,728,808	1,926

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	75

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2(2)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
Operations
Investment income (loss) — net	$(103,657)	$1	$3	$(6,704)	$4
Net realized gain (loss) on sales of investments	490,741	—	1	29,802	(2)
Distributions from capital gains	—	—	—	—	4
Net change in unrealized appreciation or depreciation of investments	2,404,890	(3)	51	(99,757)	(41)
Net increase (decrease) in net assets resulting from operations	2,791,974	(2)	55	(76,659)	(35)

Contract transactions
Contract purchase payments	803,319	75	2,823	233,218	598
Net transfers(1)	(650,039)	—	3,456	(39,322)	482
Transfers for policy loans	(202,710)	—	—	(19,360)	—
Policy charges	(501,762)	—	(296)	(106,393)	(105)
Contract terminations:
Surrender benefits	(489,909)	—	—	(122,038)	—
Death benefits	(7,317)	—	—	—	—
Increase (decrease) from contract transactions	(1,048,418)	75	5,983	(53,895)	975
Net assets at beginning of year	11,330,519	—	80	3,011,780	75
Net assets at end of year	$13,074,075	$73	$6,118	$2,881,226	$1,015

Accumulation unit activity
Units outstanding at beginning of year	6,399,096	—	—	1,037,709	—
Contract purchase payments	398,960	—	2,730	82,483	636
Net transfers(1)	(289,473)	—	3,308	16,752	494
Transfers for policy loans	(100,120)	—	—	(7,329)	—
Policy charges	(248,868)	—	(288)	(37,414)	(111)
Contract terminations:
Surrender benefits	(245,252)	—	—	(44,072)	—
Death benefits	(3,588)	—	—	—	—
Units outstanding at end of year	5,910,755	—	5,750	1,048,129	1,019

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

76	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$123,321	$40	$193,962	$25,067	$113,980
Net realized gain (loss) on sales of investments	(16,664)	(2)	93,851	(10,198)	(24,910)
Distributions from capital gains	17,363	—	—	20,993	89,633
Net change in unrealized appreciation or depreciation of investments	(355,176)	4	(117,798)	(31,801)	(141,336)
Net increase (decrease) in net assets resulting from operations	(231,156)	42	170,015	4,061	37,367

Contract transactions
Contract purchase payments	137,084	1,685	188,624	19,314	37,049
Net transfers(1)	(185,031)	3,497	(233,876)	434,932	(89,865)
Transfers for policy loans	(18,559)	—	(28,191)	(12,708)	(1,906)
Policy charges	(92,638)	(240)	(122,345)	(8,974)	(26,977)
Contract terminations:
Surrender benefits	(145,637)	—	(171,919)	(2,041)	(29,824)
Death benefits	—	—	(894)	—	—
Increase (decrease) from contract transactions	(304,781)	4,942	(368,601)	430,523	(111,523)
Net assets at beginning of year	2,826,154	77	3,545,993	77	964,565
Net assets at end of year	$2,290,217	$5,061	$3,347,407	$434,661	$890,409

Accumulation unit activity
Units outstanding at beginning of year	1,514,443	—	1,620,562	—	584,560
Contract purchase payments	76,621	1,575	84,302	21,752	21,930
Net transfers(1)	(79,240)	3,231	(72,389)	487,990	(56,931)
Transfers for policy loans	(10,173)	—	(13,299)	(14,404)	(1,082)
Policy charges	(52,046)	(225)	(54,675)	(10,192)	(16,014)
Contract terminations:
Surrender benefits	(81,321)	—	(76,821)	(2,322)	(17,969)
Death benefits	—	—	(395)	—	—
Units outstanding at end of year	1,368,284	4,581	1,487,285	482,824	514,494

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	77

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
Operations
Investment income (loss) — net	$4	$54,340	$—	$(13,718)	$—
Net realized gain (loss) on sales of investments	1	286,385	1	109,513	32
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	65	1,005,073	114	339,035	79
Net increase (decrease) in net assets resulting from operations	70	1,345,798	115	434,830	111

Contract transactions
Contract purchase payments	410	419,587	912	110,829	741
Net transfers(1)	170	(316,418)	386	(103,790)	2,963
Transfers for policy loans	—	(45,135)	—	(18,028)	—
Policy charges	(51)	(386,911)	(130)	(57,796)	(103)
Contract terminations:
Surrender benefits	—	(393,106)	—	(53,757)	—
Death benefits	—	(24)	—	(716)	—
Increase (decrease) from contract transactions	529	(722,007)	1,168	(123,258)	3,601
Net assets at beginning of year	78	6,774,075	10	1,537,520	10
Net assets at end of year	$677	$7,397,866	$1,293	$1,849,092	$3,722

Accumulation unit activity
Units outstanding at beginning of year	—	7,793,877	—	1,970,498	—
Contract purchase payments	356	437,079	768	124,047	604
Net transfers(1)	147	(388,170)	343	(204,135)	2,330
Transfers for policy loans	—	(44,838)	—	(17,116)	—
Policy charges	(44)	(409,406)	(111)	(63,096)	(83)
Contract terminations:
Surrender benefits	—	(421,717)	—	(59,304)	—
Death benefits	—	(24)	—	(956)	—
Units outstanding at end of year	459	6,966,801	1,000	1,749,938	2,851

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

78	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(190,313)	$3	$5	$—	$(4,170)
Net realized gain (loss) on sales of investments	660,016	—	10	7	40,795
Distributions from capital gains	—	1	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,741,812	1	121	100	103,065
Net increase (decrease) in net assets resulting from operations	6,211,515	5	136	107	139,690

Contract transactions
Contract purchase payments	1,573,161	698	360	412	50,530
Net transfers(1)	(520,807)	31	785	406	(87,870)
Transfers for policy loans	(134,083)	—	—	—	(8,244)
Policy charges	(1,481,153)	(58)	(199)	(125)	(17,574)
Contract terminations:
Surrender benefits	(1,088,094)	—	—	—	(27,768)
Death benefits	(66)	—	—	—	—
Increase (decrease) from contract transactions	(1,651,042)	671	946	693	(90,926)
Net assets at beginning of year	19,823,477	75	79	10	499,499
Net assets at end of year	$24,383,950	$751	$1,161	$810	$548,263

Accumulation unit activity
Units outstanding at beginning of year	21,880,542	—	—	—	309,830
Contract purchase payments	1,501,448	692	301	342	28,031
Net transfers(1)	(766,915)	31	733	379	(49,277)
Transfers for policy loans	(104,711)	—	—	—	(4,472)
Policy charges	(1,441,642)	(58)	(175)	(107)	(9,682)
Contract terminations:
Surrender benefits	(1,037,262)	—	—	—	(15,803)
Death benefits	(64)	—	—	—	—
Units outstanding at end of year	20,031,396	665	859	614	258,627

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	79

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2(2)	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2
Operations
Investment income (loss) — net	$—	$(5,010)	$—	$(40,558)	$—
Net realized gain (loss) on sales of investments	6	15,909	—	375,497	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	123	158,847	—	1,023,060	41
Net increase (decrease) in net assets resulting from operations	129	169,746	—	1,357,999	41

Contract transactions
Contract purchase payments	772	47,241	10	322,417	359
Net transfers(1)	449	264,382	—	(10,810)	410
Transfers for policy loans	—	(2,629)	—	(47,379)	—
Policy charges	(168)	(16,865)	—	(171,697)	(24)
Contract terminations:
Surrender benefits	—	(7,536)	—	(439,478)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	1,053	284,593	10	(346,947)	745
Net assets at beginning of year	10	326,959	—	4,638,560	10
Net assets at end of year	$1,192	$781,298	$10	$5,649,612	$796

Accumulation unit activity
Units outstanding at beginning of year	—	281,408	—	3,867,331	—
Contract purchase payments	580	34,714	—	226,393	276
Net transfers(1)	383	197,818	—	(168,182)	301
Transfers for policy loans	—	(2,113)	—	(40,600)	—
Policy charges	(131)	(12,148)	—	(122,966)	(19)
Contract terminations:
Surrender benefits	—	(6,056)	—	(329,312)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	832	493,623	—	3,432,664	558

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

80	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2
Operations
Investment income (loss) — net	$(1,598)	$—	$(7,799)	$32	$—
Net realized gain (loss) on sales of investments	11,727	10	96,594	(5)	—
Distributions from capital gains	—	—	—	19	—
Net change in unrealized appreciation or depreciation of investments	63,225	143	289,997	(42)	(1)
Net increase (decrease) in net assets resulting from operations	73,354	153	378,792	4	(1)

Contract transactions
Contract purchase payments	6,564	359	61,891	1,261	—
Net transfers(1)	133,921	399	15,942	836	—
Transfers for policy loans	(4,073)	—	(7,911)	—	—
Policy charges	(4,493)	(121)	(31,768)	(270)	—
Contract terminations:
Surrender benefits	(847)	—	(18,612)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	131,072	637	19,542	1,827	—
Net assets at beginning of year	146,157	10	798,990	76	75
Net assets at end of year	$350,583	$800	$1,197,324	$1,907	$74

Accumulation unit activity
Units outstanding at beginning of year	109,451	—	489,310	—	—
Contract purchase payments	4,734	262	29,983	1,252	—
Net transfers(1)	68,364	342	(11,774)	819	—
Transfers for policy loans	(2,337)	—	(6,855)	—	—
Policy charges	(3,052)	(91)	(15,388)	(267)	—
Contract terminations:
Surrender benefits	(660)	—	(9,805)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	176,500	513	475,471	1,804	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	81

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(4,694)	$(5,340)	$1	$31,163	$826
Net realized gain (loss) on sales of investments	8,985	(41,448)	11	4,857	130,022
Distributions from capital gains	—	—	—	6,812	978
Net change in unrealized appreciation or depreciation of investments	(71,443)	(31,575)	32	(9,780)	718,916
Net increase (decrease) in net assets resulting from operations	(67,152)	(78,363)	44	33,052	850,742

Contract transactions
Contract purchase payments	140,208	59,447	1,261	59,496	199,445
Net transfers(1)	(401,396)	(32,721)	3,077	247,853	36,542
Transfers for policy loans	(2,795)	(3,395)	—	(8,265)	(32,274)
Policy charges	(130,002)	(21,765)	(187)	(33,092)	(103,099)
Contract terminations:
Surrender benefits	(147,050)	(6,026)	—	(75,970)	(76,238)
Death benefits	(3,627)	—	—	—	(801)
Increase (decrease) from contract transactions	(544,662)	(4,460)	4,151	190,022	23,575
Net assets at beginning of year	2,789,811	693,130	76	1,031,117	2,868,046
Net assets at end of year	$2,177,997	$610,307	$4,271	$1,254,191	$3,742,363

Accumulation unit activity
Units outstanding at beginning of year	2,255,881	775,080	—	825,958	2,535,376
Contract purchase payments	116,099	71,754	1,259	45,925	155,987
Net transfers(1)	(296,940)	(58,278)	3,065	188,571	(3,993)
Transfers for policy loans	(2,423)	(4,136)	—	(6,855)	(24,968)
Policy charges	(107,947)	(26,173)	(187)	(26,122)	(81,341)
Contract terminations:
Surrender benefits	(119,400)	(7,627)	—	(63,112)	(61,539)
Death benefits	(2,881)	—	—	—	(700)
Units outstanding at end of year	1,842,389	750,620	4,137	964,365	2,518,822

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

82	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$42,157	$12,617	$(20,323)	$(25,767)	$7,380
Net realized gain (loss) on sales of investments	231,652	116,438	264,236	137,042	14,200
Distributions from capital gains	—	—	825,313	548,362	5,245
Net change in unrealized appreciation or depreciation of investments	829,241	341,271	848,322	566,918	335,435
Net increase (decrease) in net assets resulting from operations	1,103,050	470,326	1,917,548	1,226,555	362,260

Contract transactions
Contract purchase payments	237,038	112,263	285,438	334,927	78,683
Net transfers(1)	(177,360)	(63,924)	(267,090)	(172,400)	(15,194)
Transfers for policy loans	(71,279)	(20,763)	(41,622)	(70,249)	(18,448)
Policy charges	(156,757)	(49,160)	(245,378)	(124,658)	(46,702)
Contract terminations:
Surrender benefits	(262,350)	(107,776)	(372,195)	(131,145)	(128,743)
Death benefits	—	—	(1,143)	(3,228)	—
Increase (decrease) from contract transactions	(430,708)	(129,360)	(641,990)	(166,753)	(130,404)
Net assets at beginning of year	3,605,850	1,497,616	5,808,529	3,600,658	1,310,414
Net assets at end of year	$4,278,192	$1,838,582	$7,084,087	$4,660,460	$1,542,270

Accumulation unit activity
Units outstanding at beginning of year	2,588,197	1,046,869	2,623,266	1,561,277	1,037,639
Contract purchase payments	143,297	69,582	113,419	127,947	54,242
Net transfers(1)	(268,129)	67,432	(60,618)	108,870	(37,873)
Transfers for policy loans	(46,081)	(12,397)	(17,190)	(25,531)	(12,875)
Policy charges	(95,379)	(30,157)	(95,215)	(47,379)	(32,847)
Contract terminations:
Surrender benefits	(145,552)	(63,869)	(145,627)	(49,201)	(94,754)
Death benefits	—	—	(433)	(1,226)	—
Units outstanding at end of year	2,176,353	1,077,460	2,417,602	1,674,757	913,532

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	83

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2(2)	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2(2)	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$2,583	$3	$101,502	$—	$22,142
Net realized gain (loss) on sales of investments	11,016	—	(110,971)	—	39,268
Distributions from capital gains	3,872	1	—	—	—
Net change in unrealized appreciation or depreciation of investments	232,576	(4)	53,071	2	358,194
Net increase (decrease) in net assets resulting from operations	250,047	—	43,602	2	419,604

Contract transactions
Contract purchase payments	81,600	75	207,942	75	149,514
Net transfers(1)	59,015	2	(74,092)	—	(35,264)
Transfers for policy loans	(10,060)	—	(8,759)	—	(24,360)
Policy charges	(20,485)	(1)	(102,457)	—	(45,511)
Contract terminations:
Surrender benefits	(37,249)	—	(140,807)	—	(37,831)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	72,821	76	(118,173)	75	6,548
Net assets at beginning of year	812,448	—	2,677,061	—	1,537,478
Net assets at end of year	$1,135,316	$76	$2,602,490	$77	$1,963,630

Accumulation unit activity
Units outstanding at beginning of year	493,942	—	1,306,209	—	980,793
Contract purchase payments	44,637	—	98,847	—	84,114
Net transfers(1)	57,941	2	(14,404)	—	(10,707)
Transfers for policy loans	(5,523)	—	(4,371)	—	(13,812)
Policy charges	(11,220)	(1)	(48,718)	—	(25,634)
Contract terminations:
Surrender benefits	(20,527)	—	(66,109)	—	(20,892)
Death benefits	—	—	—	—	—
Units outstanding at end of year	559,250	1	1,271,454	—	993,862

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

84	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2(2)	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$11,435	$—	$3,276	$1,044	$6,614
Net realized gain (loss) on sales of investments	140,040	—	269,280	24,123	113,789
Distributions from capital gains	39,927	—	489,741	47,263	—
Net change in unrealized appreciation or depreciation of investments	523,096	—	824,868	40,888	508,633
Net increase (decrease) in net assets resulting from operations	714,498	—	1,587,165	113,318	629,036

Contract transactions
Contract purchase payments	154,936	75	377,565	22,653	125,820
Net transfers(1)	(54,328)	3	36,507	(10,763)	(63,492)
Transfers for policy loans	(18,854)	—	(105,148)	(21,019)	(34,657)
Policy charges	(74,323)	(1)	(187,373)	(12,975)	(74,368)
Contract terminations:
Surrender benefits	(127,399)	—	(309,733)	(21,048)	(158,452)
Death benefits	(3,230)	—	—	—	—
Increase (decrease) from contract transactions	(123,198)	77	(188,182)	(43,152)	(205,149)
Net assets at beginning of year	2,088,098	—	5,069,682	343,655	1,808,122
Net assets at end of year	$2,679,398	$77	$6,468,665	$413,821	$2,232,009

Accumulation unit activity
Units outstanding at beginning of year	839,267	—	2,055,368	189,884	1,561,057
Contract purchase payments	54,055	—	130,274	10,474	94,793
Net transfers(1)	6,696	3	75,118	(9,540)	(107,722)
Transfers for policy loans	(6,759)	—	(38,660)	(8,884)	(26,922)
Policy charges	(25,902)	(1)	(65,507)	(5,998)	(53,385)
Contract terminations:
Surrender benefits	(49,053)	—	(111,892)	(9,808)	(103,347)
Death benefits	(1,115)	—	—	—	—
Units outstanding at end of year	817,189	2	2,044,701	166,128	1,364,474

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	85

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II(2)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Operations
Investment income (loss) — net	$(920)	$(3,727)	$—	$3,187	$59,597
Net realized gain (loss) on sales of investments	14,939	8,716	—	17,526	502,172
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	119,893	187,238	(1)	105,954	2,302,756
Net increase (decrease) in net assets resulting from operations	133,912	192,227	(1)	126,667	2,864,525

Contract transactions
Contract purchase payments	23,709	73,364	75	13,416	618,480
Net transfers(1)	(43,943)	14,645	—	210,328	(528,967)
Transfers for policy loans	(6,265)	(4,379)	—	(1,686)	(99,349)
Policy charges	(18,126)	(13,970)	—	(11,277)	(576,942)
Contract terminations:
Surrender benefits	(18,581)	(5,943)	—	(23,068)	(651,980)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(63,206)	63,717	75	187,713	(1,238,758)
Net assets at beginning of year	389,399	468,496	—	254,479	10,631,306
Net assets at end of year	$460,105	$724,440	$74	$568,859	$12,257,073

Accumulation unit activity
Units outstanding at beginning of year	401,163	484,357	—	251,107	5,164,347
Contract purchase payments	21,335	67,413	—	11,342	262,541
Net transfers(1)	(42,906)	14,632	—	188,579	(206,904)
Transfers for policy loans	(6,319)	(3,635)	—	(1,066)	(41,876)
Policy charges	(16,318)	(12,577)	—	(9,422)	(242,970)
Contract terminations:
Surrender benefits	(16,718)	(5,520)	—	(19,921)	(273,186)
Death benefits	—	—	—	—	—
Units outstanding at end of year	340,237	544,670	—	420,619	4,661,952

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

86	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$8,021	$2,861	$(1,191)	$(1,840)	$(2,836)
Net realized gain (loss) on sales of investments	23,965	43,701	8,821	13,405	22,636
Distributions from capital gains	—	—	—	—	26,424
Net change in unrealized appreciation or depreciation of investments	79,452	109,441	102,910	69,938	25,522
Net increase (decrease) in net assets resulting from operations	111,438	156,003	110,540	81,503	71,746

Contract transactions
Contract purchase payments	23,859	53,488	21,828	15,015	37,830
Net transfers(1)	156,345	(23,128)	8,885	(26,639)	(49,955)
Transfers for policy loans	3,263	(10,047)	(12,117)	(11,003)	(3,228)
Policy charges	(17,916)	(27,577)	(14,054)	(5,004)	(18,756)
Contract terminations:
Surrender benefits	(22,503)	(38,437)	(16,866)	(25,746)	(7,222)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	143,048	(45,701)	(12,324)	(53,377)	(41,331)
Net assets at beginning of year	328,596	928,089	319,331	259,024	325,879
Net assets at end of year	$583,082	$1,038,391	$417,547	$287,150	$356,294

Accumulation unit activity
Units outstanding at beginning of year	304,179	800,823	326,829	265,193	207,462
Contract purchase payments	18,830	43,732	19,127	13,400	22,127
Net transfers(1)	121,386	(42,708)	5,509	(21,252)	(29,988)
Transfers for policy loans	2,609	(8,864)	(9,989)	(9,612)	(1,779)
Policy charges	(14,275)	(21,913)	(12,323)	(4,472)	(10,863)
Contract terminations:
Surrender benefits	(17,863)	(27,861)	(15,072)	(22,798)	(4,463)
Death benefits	—	—	—	—	—
Units outstanding at end of year	414,866	743,209	314,081	220,459	182,496

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	87

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Ivy VIP Asset Strategy(2)	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv(2)	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Operations
Investment income (loss) — net	$—	$(1,237)	$1	$1	$(9,361)
Net realized gain (loss) on sales of investments	—	44,554	—	—	68,394
Distributions from capital gains	—	—	—	1	—
Net change in unrealized appreciation or depreciation of investments	4	88,343	(1)	9	288,077
Net increase (decrease) in net assets resulting from operations	4	131,660	—	11	347,110

Contract transactions
Contract purchase payments	75	21,966	75	—	74,981
Net transfers(1)	—	(81,409)	—	—	(55,787)
Transfers for policy loans	—	15,473	—	—	3,074
Policy charges	—	(14,430)	—	—	(42,765)
Contract terminations:
Surrender benefits	—	(15,428)	—	—	(32,292)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	75	(73,828)	75	—	(52,789)
Net assets at beginning of year	—	464,647	—	77	1,048,051
Net assets at end of year	$79	$522,479	$75	$88	$1,342,372

Accumulation unit activity
Units outstanding at beginning of year	—	322,319	—	—	1,259,407
Contract purchase payments	—	12,943	—	—	79,452
Net transfers(1)	—	(65,029)	—	—	(97,304)
Transfers for policy loans	—	7,178	—	—	379
Policy charges	—	(9,613)	—	—	(43,569)
Contract terminations:
Surrender benefits	—	(11,058)	—	—	(34,192)
Death benefits	—	—	—	—	—
Units outstanding at end of year	—	256,740	—	—	1,164,173

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

88	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv(2)	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$(900)	$74,260	$—	$(6,798)	$(14,496)
Net realized gain (loss) on sales of investments	27,501	(42,074)	—	175,351	63,439
Distributions from capital gains	—	—	2	63,341	16,104
Net change in unrealized appreciation or depreciation of investments	112,292	378,880	1	276,291	561,172
Net increase (decrease) in net assets resulting from operations	138,893	411,066	3	508,185	626,219

Contract transactions
Contract purchase payments	33,992	220,805	75	93,571	94,440
Net transfers(1)	(15,642)	(367,476)	—	(192,356)	121,532
Transfers for policy loans	(13,514)	(40,141)	—	(22,253)	1,839
Policy charges	(20,511)	(100,958)	—	(67,198)	(60,353)
Contract terminations:
Surrender benefits	(19,756)	(84,965)	—	(166,555)	(81,517)
Death benefits	—	(1,290)	—	—	—
Increase (decrease) from contract transactions	(35,431)	(374,025)	75	(354,791)	75,941
Net assets at beginning of year	493,869	3,345,912	—	1,906,972	1,533,602
Net assets at end of year	$597,331	$3,382,953	$78	$2,060,366	$2,235,762

Accumulation unit activity
Units outstanding at beginning of year	447,604	2,086,079	—	1,833,238	945,756
Contract purchase payments	27,498	133,231	—	80,588	49,498
Net transfers(1)	(19,308)	(240,937)	—	(227,720)	51,858
Transfers for policy loans	(10,964)	(24,163)	—	(22,058)	353
Policy charges	(16,757)	(60,743)	—	(59,159)	(30,305)
Contract terminations:
Surrender benefits	(16,349)	(51,290)	—	(153,983)	(38,536)
Death benefits	—	(840)	—	—	—
Units outstanding at end of year	411,724	1,841,337	—	1,450,906	978,624

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	89

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv
Operations
Investment income (loss) — net	$20,727	$7,590	$(1,467)	$1	$2,590
Net realized gain (loss) on sales of investments	43,526	9,397	5,280	—	44,237
Distributions from capital gains	30,279	—	5,756	—	—
Net change in unrealized appreciation or depreciation of investments	177,012	(14,924)	73,007	28	114,129
Net increase (decrease) in net assets resulting from operations	271,544	2,063	82,576	29	160,956

Contract transactions
Contract purchase payments	101,813	28,624	19,025	—	47,230
Net transfers(1)	55,933	106,416	(26,282)	—	199,439
Transfers for policy loans	(9,340)	987	(424)	—	(3,957)
Policy charges	(67,862)	(10,383)	(11,995)	—	(13,817)
Contract terminations:
Surrender benefits	(37,753)	(9,939)	(14,853)	—	(114,901)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	42,791	115,705	(34,529)	—	113,994
Net assets at beginning of year	1,386,783	278,103	259,012	76	594,721
Net assets at end of year	$1,701,118	$395,871	$307,059	$105	$869,671

Accumulation unit activity
Units outstanding at beginning of year	490,925	280,477	206,425	—	510,130
Contract purchase payments	32,846	28,405	13,667	—	36,392
Net transfers(1)	43,403	113,405	(30,418)	—	114,011
Transfers for policy loans	(2,974)	1,081	(307)	—	(1,601)
Policy charges	(21,782)	(10,585)	(8,200)	—	(10,558)
Contract terminations:
Surrender benefits	(11,320)	(10,276)	(9,682)	—	(92,304)
Death benefits	—	—	—	—	—
Units outstanding at end of year	531,098	402,507	171,485	—	556,070

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

90	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl(2)
Operations
Investment income (loss) — net	$117,298	$(897)	$96,477	$2	$12
Net realized gain (loss) on sales of investments	29,382	32,867	29,679	—	—
Distributions from capital gains	—	6,484	—	—	17
Net change in unrealized appreciation or depreciation of investments	(186,056)	130,143	(161,658)	(11)	(43)
Net increase (decrease) in net assets resulting from operations	(39,376)	168,597	(35,502)	(9)	(14)

Contract transactions
Contract purchase payments	138,070	53,252	189,679	429	2,001
Net transfers(1)	(349,663)	200,595	(1,141,944)	—	—
Transfers for policy loans	(39,634)	(1,542)	(24,726)	—	—
Policy charges	(90,394)	(18,478)	(122,750)	(3)	—
Contract terminations:
Surrender benefits	(105,205)	(13,044)	(199,647)	—	—
Death benefits	(973)	—	—	—	—
Increase (decrease) from contract transactions	(447,799)	220,783	(1,299,388)	426	2,001
Net assets at beginning of year	3,136,079	357,336	3,574,017	77	—
Net assets at end of year	$2,648,904	$746,716	$2,239,127	$494	$1,987

Accumulation unit activity
Units outstanding at beginning of year	2,172,228	311,646	2,578,108	—	—
Contract purchase payments	96,025	39,055	137,646	459	—
Net transfers(1)	(244,529)	119,772	(841,024)	—	—
Transfers for policy loans	(27,782)	(1,952)	(18,024)	—	—
Policy charges	(63,131)	(13,130)	(89,197)	(3)	—
Contract terminations:
Surrender benefits	(74,056)	(9,494)	(148,693)	—	—
Death benefits	(673)	—	—	—	—
Units outstanding at end of year	1,858,082	445,897	1,618,816	456	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	91

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
Operations
Investment income (loss) — net	$919	$37,996	$658	$(10,757)	$(333)
Net realized gain (loss) on sales of investments	21,288	6,807	2,410	148,187	18,475
Distributions from capital gains	13,415	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	119,131	(4,555)	31,530	2,205,373	97,867
Net increase (decrease) in net assets resulting from operations	154,753	40,248	34,598	2,342,803	116,009

Contract transactions
Contract purchase payments	23,394	22,937	7,319	448,096	21,200
Net transfers(1)	118,271	(72,926)	48,899	(375,639)	(13,511)
Transfers for policy loans	(5,205)	(575)	(1,018)	(74,096)	(4,043)
Policy charges	(19,271)	(23,130)	(3,902)	(386,400)	(14,876)
Contract terminations:
Surrender benefits	(3,874)	(69,370)	(6,278)	(371,245)	(6,310)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	113,315	(143,064)	45,020	(759,284)	(17,540)
Net assets at beginning of year	339,967	661,268	110,299	6,923,377	357,794
Net assets at end of year	$608,035	$558,452	$189,917	$8,506,896	$456,263

Accumulation unit activity
Units outstanding at beginning of year	212,897	310,500	73,154	4,280,581	288,917
Contract purchase payments	12,266	10,489	4,328	240,922	14,809
Net transfers(1)	69,522	(26,697)	28,073	(204,223)	(13,940)
Transfers for policy loans	(2,502)	(364)	(589)	(37,542)	(2,860)
Policy charges	(10,038)	(10,506)	(2,324)	(207,754)	(10,428)
Contract terminations:
Surrender benefits	(1,969)	(32,058)	(3,630)	(196,139)	(4,660)
Death benefits	—	—	—	—	—
Units outstanding at end of year	280,176	251,364	99,012	3,875,845	271,838

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

92	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S(2)	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(6,511)	$75,883	$—	$(44,940)	$(144,013)
Net realized gain (loss) on sales of investments	86,812	(63,304)	—	150,857	794,109
Distributions from capital gains	75,020	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	361,940	465,891	(9)	921,505	2,360,900
Net increase (decrease) in net assets resulting from operations	517,261	478,470	(9)	1,027,422	3,010,996

Contract transactions
Contract purchase payments	150,728	174,566	75	775,330	1,340,243
Net transfers(1)	(375,615)	(238,584)	—	1,735,821	279,833
Transfers for policy loans	(15,209)	(44,947)	—	36,502	(84,563)
Policy charges	(118,395)	(99,454)	—	(161,990)	(426,744)
Contract terminations:
Surrender benefits	(132,002)	(116,512)	—	(138,210)	(1,032,162)
Death benefits	(1,143)	—	—	—	—
Increase (decrease) from contract transactions	(491,636)	(324,931)	75	2,247,453	76,607
Net assets at beginning of year	2,936,721	2,799,926	—	4,277,055	15,208,223
Net assets at end of year	$2,962,346	$2,953,465	$66	$7,551,930	$18,295,826

Accumulation unit activity
Units outstanding at beginning of year	1,198,940	1,456,754	—	3,519,648	12,494,203
Contract purchase payments	59,254	84,085	—	599,603	1,011,637
Net transfers(1)	(125,639)	(98,197)	—	1,390,989	241,242
Transfers for policy loans	(6,578)	(21,324)	—	27,191	(61,820)
Policy charges	(44,939)	(47,247)	—	(126,409)	(320,487)
Contract terminations:
Surrender benefits	(51,456)	(55,466)	—	(106,653)	(775,042)
Death benefits	(412)	—	—	—	—
Units outstanding at end of year	1,029,170	1,318,605	—	5,304,369	12,589,733

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	93

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2(2)	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Operations
Investment income (loss) — net	$2	$—	$—	$(8,269)	$4
Net realized gain (loss) on sales of investments	—	—	(9)	(23,543)	25
Distributions from capital gains	1	—	24	33,719	2
Net change in unrealized appreciation or depreciation of investments	(5)	5	(69)	(64,165)	95
Net increase (decrease) in net assets resulting from operations	(2)	5	(54)	(62,258)	126

Contract transactions
Contract purchase payments	—	90	20	58,693	1,069
Net transfers(1)	—	19	769	(284,725)	1,579
Transfers for policy loans	—	—	—	(6,024)	—
Policy charges	—	(10)	(159)	(32,541)	(138)
Contract terminations:
Surrender benefits	—	—	—	(34,629)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	—	99	630	(299,226)	2,510
Net assets at beginning of year	75	—	76	1,128,556	78
Net assets at end of year	$73	$104	$652	$767,072	$2,714

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	833,343	—
Contract purchase payments	—	15	21	44,260	910
Net transfers(1)	—	17	743	(216,518)	1,295
Transfers for policy loans	—	—	—	(4,398)	—
Policy charges	—	(9)	(160)	(24,594)	(116)
Contract terminations:
Surrender benefits	—	—	—	(26,256)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	—	23	604	605,837	2,089

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

94	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
Operations
Investment income (loss) — net	$—	$(6,408)	$(24,921)	$6	$23
Net realized gain (loss) on sales of investments	—	31,408	115,151	1	(1)
Distributions from capital gains	—	—	—	—	5
Net change in unrealized appreciation or depreciation of investments	262	(8,110)	(26,434)	71	(6)
Net increase (decrease) in net assets resulting from operations	262	16,890	63,796	78	21

Contract transactions
Contract purchase payments	502	150,010	274,916	521	714
Net transfers(1)	3,092	(301,778)	(690,852)	216	1,337
Transfers for policy loans	—	(4,801)	(17,236)	—	—
Policy charges	(116)	(76,153)	(162,135)	(88)	(229)
Contract terminations:
Surrender benefits	—	(10,027)	(200,648)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	3,478	(242,749)	(795,955)	649	1,822
Net assets at beginning of year	10	917,959	3,101,228	80	75
Net assets at end of year	$3,750	$692,100	$2,369,069	$807	$1,918

Accumulation unit activity
Units outstanding at beginning of year	—	806,445	2,726,749	—	—
Contract purchase payments	378	130,232	239,722	453	689
Net transfers(1)	2,365	(263,693)	(599,952)	188	1,287
Transfers for policy loans	—	(4,245)	(13,086)	—	—
Policy charges	(88)	(66,147)	(140,932)	(75)	(220)
Contract terminations:
Surrender benefits	—	(8,737)	(173,953)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	2,655	593,855	2,038,548	566	1,756

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	95

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP GS Commodity Strategy, Cl 2(2)	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$—	$—	$2	$14	$—
Net realized gain (loss) on sales of investments	—	—	1	(4)	—
Distributions from capital gains	—	—	1	1	—
Net change in unrealized appreciation or depreciation of investments	(2)	18	148	(30)	18
Net increase (decrease) in net assets resulting from operations	(2)	18	152	(19)	18

Contract transactions
Contract purchase payments	75	307	2,196	535	341
Net transfers(1)	—	10	1,586	798	18
Transfers for policy loans	—	—	—	—	—
Policy charges	—	(18)	(158)	(223)	(29)
Contract terminations:
Surrender benefits	—	—	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	75	299	3,624	1,110	330
Net assets at beginning of year	—	10	78	75	10
Net assets at end of year	$73	$327	$3,854	$1,166	$358

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	—	—
Contract purchase payments	—	251	1,895	548	278
Net transfers(1)	—	9	1,331	797	17
Transfers for policy loans	—	—	—	—	—
Policy charges	—	(16)	(137)	(227)	(25)
Contract terminations:
Surrender benefits	—	—	—	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	—	244	3,089	1,118	270

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

96	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(155,717)	$(352,707)	$(127,311)
Net realized gain (loss) on sales of investments	1	—	236,393	1,692,376	314,656
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	40	5	1,706,719	2,769,068	2,024,538
Net increase (decrease) in net assets resulting from operations	41	5	1,787,395	4,108,737	2,211,883

Contract transactions
Contract purchase payments	357	27	2,115,506	3,122,873	2,476,181
Net transfers(1)	—	34	3,383,587	(3,647,703)	4,412,835
Transfers for policy loans	—	—	(45,744)	(251,919)	(242,539)
Policy charges	(24)	(18)	(601,960)	(1,699,615)	(485,460)
Contract terminations:
Surrender benefits	—	—	(869,500)	(1,630,119)	(596,964)
Death benefits	—	—	—	(2,625)	—
Increase (decrease) from contract transactions	333	43	3,981,889	(4,109,108)	5,564,053
Net assets at beginning of year	10	10	15,196,587	40,410,172	12,260,183
Net assets at end of year	$384	$58	$20,965,871	$40,409,801	$20,036,119

Accumulation unit activity
Units outstanding at beginning of year	—	—	12,708,522	33,766,345	10,136,985
Contract purchase payments	314	20	1,693,893	2,482,457	1,951,376
Net transfers(1)	—	27	2,718,938	(2,872,840)	3,583,177
Transfers for policy loans	—	—	(36,583)	(200,806)	(188,540)
Policy charges	(21)	(14)	(479,855)	(1,348,820)	(377,946)
Contract terminations:
Surrender benefits	—	—	(690,823)	(1,286,366)	(458,204)
Death benefits	—	—	—	(2,057)	—
Units outstanding at end of year	293	33	15,914,092	30,537,913	14,646,848

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	97

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP NFJ Divd Val, Cl 2
Operations
Investment income (loss) — net	$(437,027)	$(21,529)	$(51,831)	$7	$—
Net realized gain (loss) on sales of investments	1,591,171	99,739	326,145	(1)	—
Distributions from capital gains	—	—	—	4	—
Net change in unrealized appreciation or depreciation of investments	6,209,645	80,143	93,782	2	14
Net increase (decrease) in net assets resulting from operations	7,363,789	158,353	368,096	12	14

Contract transactions
Contract purchase payments	4,689,677	235,323	476,263	1,231	216
Net transfers(1)	723,153	(34,789)	(1,469,880)	1,561	88
Transfers for policy loans	(178,343)	(104,861)	16,970	—	—
Policy charges	(1,399,794)	(134,688)	(392,546)	(142)	(59)
Contract terminations:
Surrender benefits	(1,989,810)	(106,766)	(171,307)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	1,844,883	(145,781)	(1,540,500)	2,650	245
Net assets at beginning of year	47,693,479	2,511,128	6,604,418	79	10
Net assets at end of year	$56,902,151	$2,523,700	$5,432,014	$2,741	$269

Accumulation unit activity
Units outstanding at beginning of year	39,344,337	2,154,182	5,650,077	—	—
Contract purchase payments	3,609,290	195,431	396,204	1,132	179
Net transfers(1)	627,021	(30,914)	(1,218,864)	1,442	75
Transfers for policy loans	(133,159)	(85,079)	14,427	—	—
Policy charges	(1,074,105)	(112,029)	(325,398)	(132)	(50)
Contract terminations:
Surrender benefits	(1,527,924)	(87,165)	(141,611)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	40,845,460	2,034,426	4,374,835	2,442	204

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

98	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2
Operations
Investment income (loss) — net	$—	$—	$—	$(5,928)	$14
Net realized gain (loss) on sales of investments	—	9	—	60,820	9
Distributions from capital gains	—	—	—	—	20
Net change in unrealized appreciation or depreciation of investments	5	80	4	139,934	134
Net increase (decrease) in net assets resulting from operations	5	89	4	194,826	177

Contract transactions
Contract purchase payments	38	—	—	49,050	465
Net transfers(1)	24	393	—	(19,173)	806
Transfers for policy loans	—	—	—	(10,890)	—
Policy charges	(18)	(93)	—	(21,522)	(237)
Contract terminations:
Surrender benefits	—	—	—	(51,227)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	44	300	—	(53,762)	1,034
Net assets at beginning of year	10	10	10	607,077	79
Net assets at end of year	$59	$399	$14	$748,141	$1,290

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	305,897	—
Contract purchase payments	30	—	—	21,419	399
Net transfers(1)	18	358	—	(7,178)	744
Transfers for policy loans	—	—	—	(4,631)	—
Policy charges	(14)	(77)	—	(9,358)	(203)
Contract terminations:
Surrender benefits	—	—	—	(22,391)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	34	281	—	283,758	940

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	99

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Pyrford Intl Eq, Cl 2(2)	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(3,276)	$—	$—
Net realized gain (loss) on sales of investments	—	—	54,737	—	—
Distributions from capital gains	—	—	—	1	—
Net change in unrealized appreciation or depreciation of investments	1	3	38,992	(3)	20
Net increase (decrease) in net assets resulting from operations	1	3	90,453	(2)	20

Contract transactions
Contract purchase payments	98	—	32,762	—	243
Net transfers(1)	23	—	(129,946)	—	100
Transfers for policy loans	—	—	(9,259)	—	—
Policy charges	(13)	—	(10,134)	—	(71)
Contract terminations:
Surrender benefits	—	—	(17,688)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	108	—	(134,265)	—	272
Net assets at beginning of year	—	10	387,791	75	10
Net assets at end of year	$109	$13	$343,979	$73	$302

Accumulation unit activity
Units outstanding at beginning of year	—	—	418,690	—	—
Contract purchase payments	23	—	31,312	—	185
Net transfers(1)	22	—	(127,728)	—	80
Transfers for policy loans	—	—	(8,855)	—	—
Policy charges	(13)	—	(9,649)	—	(55)
Contract terminations:
Surrender benefits	—	—	(16,556)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	32	—	287,214	—	210

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

100	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$(1,016)	$—	$90,260	$(40,329)	$2,732
Net realized gain (loss) on sales of investments	15,450	—	115,966	273,840	15,824
Distributions from capital gains	—	1	335,994	509,804	—
Net change in unrealized appreciation or depreciation of investments	22,589	(1)	434,028	918,743	41,914
Net increase (decrease) in net assets resulting from operations	37,023	—	976,248	1,662,058	60,470

Contract transactions
Contract purchase payments	6,862	—	343,225	364,137	28,166
Net transfers(1)	11,807	—	149,860	(352,850)	(8,658)
Transfers for policy loans	(901)	—	(75,268)	(68,269)	526
Policy charges	(4,036)	—	(173,980)	(208,553)	(12,781)
Contract terminations:
Surrender benefits	(14,656)	—	(190,938)	(250,088)	(14,080)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(924)	—	52,899	(515,623)	(6,827)
Net assets at beginning of year	103,119	75	4,645,418	5,318,355	335,600
Net assets at end of year	$139,218	$75	$5,674,565	$6,464,790	$389,243

Accumulation unit activity
Units outstanding at beginning of year	78,267	—	2,154,600	2,351,940	212,892
Contract purchase payments	4,736	—	145,302	139,817	16,235
Net transfers(1)	7,626	—	75,739	(104,303)	3,209
Transfers for policy loans	(647)	—	(31,458)	(25,537)	292
Policy charges	(2,603)	—	(73,791)	(79,846)	(7,357)
Contract terminations:
Surrender benefits	(10,776)	—	(81,309)	(95,913)	(8,044)
Death benefits	—	—	—	—	—
Units outstanding at end of year	76,603	—	2,189,083	2,186,158	217,227

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	101

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II(2)
Operations
Investment income (loss) — net	$15,281	$(5,815)	$(5,885)	$4
Net realized gain (loss) on sales of investments	42,748	77,632	26,639	—
Distributions from capital gains	53,723	—	33,932	—
Net change in unrealized appreciation or depreciation of investments	73,746	155,671	205,607	(3)
Net increase (decrease) in net assets resulting from operations	185,498	227,488	260,293	1

Contract transactions
Contract purchase payments	76,938	74,859	57,155	75
Net transfers(1)	(3,376)	(138,471)	1,612	—
Transfers for policy loans	(19,189)	(6,209)	(7,855)	—
Policy charges	(31,163)	(28,155)	(22,331)	—
Contract terminations:
Surrender benefits	(58,804)	(70,254)	(12,093)	—
Death benefits	—	(1,906)	—	—
Increase (decrease) from contract transactions	(35,594)	(170,136)	16,488	75
Net assets at beginning of year	1,002,457	863,322	569,332	—
Net assets at end of year	$1,152,361	$920,674	$846,113	$76

Accumulation unit activity
Units outstanding at beginning of year	689,984	450,566	266,114	—
Contract purchase payments	49,614	34,451	22,301	—
Net transfers(1)	(3,984)	(65,761)	7,548	—
Transfers for policy loans	(12,284)	(3,083)	(3,085)	—
Policy charges	(19,885)	(12,876)	(8,632)	—
Contract terminations:
Surrender benefits	(37,249)	(31,597)	(4,827)	—
Death benefits	—	(912)	—	—
Units outstanding at end of year	666,196	370,788	279,419	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Oct. 21, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

102	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life of NY. The following is a list of each variable life insurance product funded through the Account.

RiverSource Succession Select® Variable Life Insurance

RiverSource® Variable Second-To-Die Life Insurance*

RiverSource® Variable Universal Life Insurance

RiverSource® Variable Universal Life Insurance III*

RiverSource® Variable Universal Life IV

RiverSource® Variable Universal Life IV – Estate Series

RiverSource® Variable Universal Life 5

RiverSource® Variable Universal Life 5 – Estate Series

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B))
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B) (previously AllianceBernstein VPS Growth and Income Portfolio (Class B))
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B) (previously AllianceBernstein VPS International Value Portfolio (Class B))
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B) (previously AllianceBernstein VPS Large Cap Growth Portfolio (Class B))
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 2	Columbia Variable Portfolio – Cash Management Fund (Class 2)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Core Bond, Cl 2	Columbia Variable Portfolio – Core Bond Fund (Class 2)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (previously Columbia Variable Portfolio – Diversified Bond Fund (Class 2))
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Bond Fund (Class 3))
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	103

Division	Fund
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Select Intl Eq, Cl 2	Columbia Variable Portfolio – Select International Equity Fund (Class 2) (previously Columbia Variable Portfolio – International Opportunity Fund (Class 2))
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3) (previously Columbia Variable Portfolio – International Opportunity Fund (Class 3))
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 2	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2) (previously Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2))
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (previously Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2))
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3))
Col VP Mid Cap Val, Cl 2	Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (previosly Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2))
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3))
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (previously Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2))
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (previously Columbia Variable Portfolio – S&P 500 Index Fund (Class 3))
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B (previously DWS Alternative Asset Allocation VIP, Class B)
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares

104	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Division	Fund
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	Van Eck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
Col VP US Eq, Cl 2	Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (previously Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2))
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)
VP GS Commodity Strategy, Cl 2	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)(3)
VP Holl Lg Cap Gro, Cl 2	Variable Portfolio – Holland Large Cap Growth Fund (Class 2)
VP Invesco Intl Gro, Cl 2	Variable Portfolio – Invesco International Growth Fund (Class 2)
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP Loomis Sayles Gro, Cl 2	Variable Portfolio – Loomis Sayles Growth Fund (Class 2)
VP MFS Val, Cl 2	Variable Portfolio – MFS Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	105

Division	Fund
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Pyrford Intl Eq, Cl 2	Variable Portfolio – Pyrford International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 2	Variable Portfolio – Sit Dividend Growth Fund (Class 2)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP TCW Core Plus Bond, Cl 2	Variable Portfolio – TCW Core Plus Bond Fund (Class 2)
VP Vty Estb Val, Cl 2	Variable Portfolio – Victory Established Value Fund (Class 2)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.
(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(3)	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the variable life insurance policies.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2014.

106	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.00%, 0.20%, 0.30%, 0.45% or 0.90% of the average daily net assets of each subaccount depending on the product selected.

4.  POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge a death benefit guarantee charge or a no lapse guarantee charge.

Additional information can be found in the applicable product’s prospectus.

5.  SURRENDER CHARGES

RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement	Columbia Management Investment Advisers, LLC
Administrative Services Agreement	Columbia Management Investment Advisers, LLC
Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	107

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2014 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$315
AB VPS Gro & Inc, Cl B	782,605
AB VPS Intl Val, Cl B	942,766
AB VPS Lg Cap Gro, Cl B	51,621
ALPS Alerian Engy Infr, Class III	146,620
AC VP Intl, Cl I	57,272
AC VP Intl, Cl II	130,263
AC VP Val, Cl I	191,228
AC VP Val, Cl II	405,681
BlackRock Global Alloc, Cl III	475,973
Calvert VP SRI Bal	94,713
Col VP Bal, Cl 3	747,714
Col VP Cash Mgmt, Cl 2	760
Col VP Cash Mgmt, Cl 3	758,208
Col VP Commodity Strategy, Cl 2	15
Col VP Contrarian Core, Cl 2	1,876
Col VP Core Bond, Cl 2	1
Col VP Inter Bond, Cl 2	590
Col VP Inter Bond, Cl 3	936,167
Col VP Divd Opp, Cl 2	542
Col VP Divd Opp, Cl 3	1,560,884
Col VP Emerg Mkts Bond, Cl 2	4
Col VP Emer Mkts, Cl 2	32,367
Col VP Emer Mkts, Cl 3	456,217
Col VP Global Bond, Cl 2	6,601
Col VP Global Bond, Cl 3	407,459
Col VP Hi Yield Bond, Cl 2	38,249
Col VP Hi Yield Bond, Cl 3	821,395
Col VP Inc Opp, Cl 2	38,346
Col VP Inc Opp, Cl 3	124,113
Col VP Select Intl Eq, Cl 2	2,990
Col VP Select Intl Eq, Cl 3	356,009
Col VP Lg Cap Gro, Cl 2	3,018
Col VP Lg Cap Gro, Cl 3	430,973
Col VP Lg Core Quan, Cl 2	18,643
Col VP Lg Core Quan, Cl 3	568,541
Col VP Limited Duration Cr, Cl 2	36,125
Col VP Man Vol Conserv, Cl 2	40,623
Col VP Man Vol Conserv Gro, Cl 2	50
Col VP Man Vol Gro, Cl 2	1,247,254
Col VP Man Vol Mod Gro, Cl 2	151,358
Col VP Intl Opp, Cl 2	11,163
Col VP Mid Cap Gro, Cl 2	3,930
Col VP Mid Cap Gro, Cl 3	125,470
Col VP Mid Cap Val, Cl 2	9,338
Col VP Mid Cap Val, Cl 3	182,959
Col VP Div Abs Return, Cl 2	—
Col VP Lg Cap Index, Cl 3	1,473,066
Col VP Select Lg Cap Val, Cl 2	16,331
Col VP Select Lg Cap Val, Cl 3	166,923
Col VP Select Sm Cap Val, Cl 2	7,374
Col VP Select Sm Cap Val, Cl 3	329,074
Col VP Strategic Inc, Cl 2	3,177
Col VP US Govt Mtge, Cl 2	134
Col VP US Govt Mtge, Cl 3	263,990
CS Commodity Return	103,543

Division	Purchases
Deutsche Alt Asset Alloc VIP, Cl B	$42,526
EV VT Floating-Rate Inc	193,957
Fid VIP Contrafund, Serv Cl 2	984,509
Fid VIP Gro & Inc, Serv Cl	243,439
Fid VIP Gro & Inc, Serv Cl 2	772,535
Fid VIP Mid Cap, Serv Cl	504,250
Fid VIP Mid Cap, Serv Cl 2	1,556,489
Fid VIP Overseas, Serv Cl	115,287
Fid VIP Overseas, Serv Cl 2	392,933
Fid VIP Strategic Inc, Serv Cl 2	50
FTVIPT Frank Global Real Est, Cl 2	406,703
FTVIPT Frank Inc, Cl 2	114,446
FTVIPT Frank Mutual Shares, Cl 2	331,622
FTVIPT Frank Sm Cap Val, Cl 2	656,369
FTVIPT Temp Global Bond, Cl 2	15,978
GS VIT Mid Cap Val, Inst	1,994,226
GS VIT Multi-Strategy Alt, Advisor	18,959
GS VIT Sm Cap Eq Insights, Inst	86,433
GS VIT U.S. Eq Insights, Inst	527,825
Invesco VI Am Fran, Ser I	171,222
Invesco VI Am Fran, Ser II	230,870
Invesco VI Bal Risk Alloc, Ser II	13,092
Invesco VI Comstock, Ser II	50,409
Invesco VI Core Eq, Ser I	392,672
Invesco VI Div Divd, Ser I	58,962
Invesco VI Intl Gro, Ser II	201,328
Invesco VI Mid Cap Gro, Ser I	79,725
Invesco VI Mid Cap Gro, Ser II	59,510
Invesco VI Tech, Ser I	96,779
Ivy VIP Asset Strategy	538,974
Janus Aspen Enterprise, Serv	69,917
Janus Aspen Flex Bond, Serv	69
Janus Aspen Gbl Alloc Mod, Serv	11
Janus Aspen Global Tech, Serv	237,982
Janus Aspen Janus, Serv	102,762
Janus Aspen Overseas, Serv	894,729
Lazard Ret Global Dyn MA, Serv	48,994
MFS Inv Gro Stock, Serv Cl	370,397
MFS New Dis, Serv Cl	764,375
MFS Utilities, Serv Cl	705,395
MS UIF Global Real Est, Cl II	106,775
MS UIF Mid Cap Gro, Cl II	135,620
NB AMT Abs Return Multi-Mgr, Cl S	375
NB AMT Soc Responsive, Cl S	7,600
Oppen Global VA, Serv	303,887
Oppen Global Strategic Inc VA, Srv	482,267
Oppen Main St Sm Cap VA, Serv	293,962
PIMCO VIT All Asset, Advisor Cl	329,563
PIMCO VIT Glb MA Man Alloc, Adv Cl	1,210
PIMCO VIT Tot Return, Advisor Cl	12,889
Put VT Global Hlth Care, Cl IB	251,864
Put VT Hi Yield, Cl IB	57,027
Put VT Intl Eq, Cl IB	165,681
Put VT Multi-Cap Gro, Cl IA	300,715
Put VT Multi-Cap Gro, Cl IB	103,299
Royce Micro-Cap, Invest Cl	350,882

108	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Division	Purchases
Third Ave Val	$213,406
VanEck VIP Global Gold, Cl S	3,044
VP Aggr, Cl 2	4,107,571
VP Aggr, Cl 4	3,292,083
VP AC Div Bond, Cl 2	1
VP AQR Man Fut Strategy, Cl 2	1,981
VP BR Gl Infl Prot Sec, Cl 2	828
VP BR Gl Infl Prot Sec, Cl 3	121,124
VP Col Wanger Intl Eq, Cl 2	24,204
Col VP US Eq, Cl 2	4,766
VP Conserv, Cl 2	452,268
VP Conserv, Cl 4	200,771
VP DFA Intl Val, Cl 2	2,009
VP EV Floating Rate Inc, Cl 2	1,604
VP GS Commodity Strategy, Cl 2	45
VP Holl Lg Cap Gro, Cl 2	139
VP Invesco Intl Gro, Cl 2	11,933
VP JPM Core Bond, Cl 2	1,530
VP Jennison Mid Cap Gro, Cl 2	1,165
VP Loomis Sayles Gro, Cl 2	2,473
VP MFS Val, Cl 2	1,140
VP Mod, Cl 2	5,277,144
VP Mod, Cl 4	5,207,425
VP Mod Aggr, Cl 2	5,839,326
VP Mod Aggr, Cl 4	6,671,496

Division	Purchases
VP Mod Conserv, Cl 2	$563,587
VP Mod Conserv, Cl 4	895,575
VP MS Global Real Est, Cl 2	17,186
VP Multi-Mgr Div Inc, Cl 2	378
VP Multi-Mgr Int Rate Adapt, Cl 2	378
VP NFJ Divd Val, Cl 2	912
VP Nuveen Winslow Lg Cap Gro, Cl 2	6,544
VP Ptnrs Sm Cap Gro, Cl 2	428
VP Ptnrs Sm Cap Val, Cl 2	43
VP Ptnrs Sm Cap Val, Cl 3	179,032
VP Pyramis Intl Eq, Cl 2	20,576
VP Pyrford Intl Eq, Cl 2	966
VP Sit Divd Gro, Cl 2	—
VP Sit Divd Gro, Cl 3	51,873
VP TCW Core Plus Bond, Cl 2	—
VP Vty Estb Val, Cl 2	6,443
VP Vty Estb Val, Cl 3	35,734
VP WF Short Duration Govt, Cl 2	45
Wanger Intl	1,581,931
Wanger USA	1,710,309
WF Adv VT Index Asset Alloc, Cl 2	188,699
WF Adv VT Intl Eq, Cl 2	139,951
WF Adv VT Opp, Cl 2	171,759
WF Adv VT Sm Cap Gro, Cl 2	322,879
WA Var Global Hi Yd Bond, Cl II	194

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.08	$—	$—	$1.53	$1.21
0.20%	1.01	—	—	—	0.98
0.30%	1.01	1.18	1.04	1.30	0.98
0.45%	1.01	2.53	1.67	2.72	0.98
0.90%	1.00	2.13	1.52	1.59	0.98

Subaccount	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.00%	$—	$—	$—	$1.48	$1.17
0.20%	—	—	—	—	0.99
0.30%	—	1.04	—	1.19	0.99
0.45%	2.01	1.04	2.48	1.19	0.99
0.90%	1.23	2.01	2.79	2.35	0.99

Subaccount	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2
0.00%	$—	$1.33	$1.00	$—	$0.78
0.20%	—	—	—	—	—
0.30%	1.16	1.17	—	1.00	—
0.45%	2.10	2.26	—	0.98	—
0.90%	1.47	1.56	—	1.07	—

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	109

Subaccount	Col VP Contrarian Core, Cl 2	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
0.00%	$1.24	$1.05	$1.03	$—	$1.38
0.20%	—	—	—	—	—
0.30%	—	—	—	1.05	—
0.45%	—	—	—	1.42	—
0.90%	—	—	—	1.70	—

Subaccount	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
0.00%	$—	$1.02	$1.03	$—	$0.93
0.20%	—	—	—	—	—
0.30%	1.16	—	—	1.03	—
0.45%	2.42	—	—	2.08	—
0.90%	2.43	—	—	2.91	—

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
0.00%	$—	$1.13	$—	$1.11	$—
0.20%	—	—	—	—	—
0.30%	0.99	—	1.06	1.06	1.07
0.45%	1.23	—	2.20	0.93	1.98
0.90%	1.80	—	2.39	0.92	1.74

Subaccount	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
0.00%	$1.16	$—	$1.46	$—	$1.50
0.20%	—	—	—	—	—
0.30%	—	1.01	—	1.25	—
0.45%	—	1.84	—	2.86	—
0.90%	—	0.94	—	1.02	—

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	$—	$1.02	$1.01	$1.01	$1.01
0.20%	—	0.95	1.01	1.01	1.01
0.30%	1.26	0.95	1.01	1.01	1.01
0.45%	2.92	0.95	1.01	1.01	1.01
0.90%	1.30	0.95	1.01	1.01	1.01

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.00%	$1.01	$1.18	$1.39	$—	$1.59
0.20%	1.01	—	—	—	—
0.30%	1.01	—	—	1.16	—
0.45%	1.01	—	—	2.84	—
0.90%	1.01	—	—	2.07	—

110	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.00%	$—	$0.99	$1.47	$1.56	$—
0.20%	—	—	—	—	—
0.30%	1.21	—	1.23	—	1.19
0.45%	3.04	—	2.69	—	2.94
0.90%	1.68	—	1.64	—	1.68

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.00%	$1.62	$—	$1.05	$1.04	$—
0.20%	—	—	—	—	—
0.30%	—	1.18	—	—	1.06
0.45%	—	3.21	—	—	1.13
0.90%	—	2.42	—	—	1.29

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	$—	$1.05	$—	$1.45	$—
0.20%	—	0.98	—	—	—
0.30%	0.83	0.98	1.01	1.22	—
0.45%	0.92	0.98	1.67	2.77	2.76
0.90%	0.62	0.98	1.22	1.52	1.77

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
0.00%	$—	$—	$1.46	$—	$—
0.20%	—	—	—	—	—
0.30%	1.19	—	1.17	—	1.04
0.45%	1.18	2.74	1.17	1.90	1.04
0.90%	2.06	3.41	3.26	1.37	1.93

Subaccount	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
0.00%	$1.05	$—	$1.10	$1.37	$1.46
0.20%	—	—	0.96	—	—
0.30%	—	1.15	0.96	1.15	1.12
0.45%	—	2.29	0.96	2.25	2.83
0.90%	—	2.39	0.96	2.11	3.46

Subaccount	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	$1.04	$—	$0.97	$—	$—
0.20%	0.99	—	0.97	—	—
0.30%	0.99	1.21	0.97	—	1.28
0.45%	0.99	2.89	0.97	3.01	2.77
0.90%	0.99	3.88	0.97	2.36	1.67

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	111

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
0.00%	$—	$—	$1.06	$—	$—
0.20%	—	—	1.01	—	—
0.30%	—	1.26	1.01	1.18	—
0.45%	1.46	1.26	1.00	2.80	2.35
0.90%	1.45	1.44	1.00	1.41	2.88

Subaccount	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.19	1.10	1.20	1.19	1.22
0.45%	1.59	2.03	1.44	1.19	2.87
0.90%	1.57	1.12	1.42	1.41	2.11

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
0.00%	$1.03	$—	$1.05	$1.20	$—
0.20%	0.96	—	—	—	—
0.30%	0.96	—	—	—	1.24
0.45%	0.96	3.21	—	—	3.22
0.90%	0.96	1.42	—	—	1.05

Subaccount	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.00%	$1.47	$—	$1.10	$—	$—
0.20%	—	—	1.00	—	—
0.30%	1.24	0.97	1.00	1.22	1.04
0.45%	2.60	1.76	0.99	2.73	3.33
0.90%	1.49	1.53	0.99	1.26	1.81

Subaccount	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Soc Responsive, Cl S
0.00%	$1.34	$—	$1.43	$0.99	$1.50
0.20%	—	—	—	0.99	—
0.30%	1.17	1.13	1.14	0.99	—
0.45%	2.48	2.69	3.05	0.99	—
0.90%	4.00	1.07	1.59	0.99	—

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.00%	$1.36	$1.04	$1.62	$1.02	$0.97
0.20%	—	—	—	—	—
0.30%	1.12	1.04	1.22	1.03	—
0.45%	2.47	1.56	3.33	1.64	—
0.90%	1.45	1.44	1.73	1.34	—

112	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
0.00%	$1.04	$—	$—	$—	$—
0.20%	1.02	—	—	—	—
0.30%	1.02	1.40	—	1.05	—
0.45%	1.02	2.77	2.07	1.84	2.80
0.90%	1.02	2.84	2.38	1.76	2.46

Subaccount	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.00%	$—	$—	$—	$0.81	$1.28
0.20%	—	—	—	0.76	—
0.30%	1.28	—	—	0.76	1.13
0.45%	1.91	2.38	2.19	0.76	1.55
0.90%	1.87	3.10	2.46	0.76	1.52

Subaccount	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.00%	$—	$1.03	$1.18	$1.04	$—
0.20%	—	—	—	—	—
0.30%	1.13	—	—	—	1.07
0.45%	1.55	—	—	—	1.31
0.90%	1.52	—	—	—	1.37

Subaccount	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
0.00%	$1.20	$1.45	$1.08	$—	$1.16
0.20%	—	—	—	—	—
0.30%	—	—	1.06	1.06	—
0.45%	—	—	1.23	1.23	—
0.90%	—	—	1.20	1.20	—

Subaccount	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2
0.00%	$1.05	$0.82	$1.38	$1.22	$1.03
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.90%	—	—	—	—	—

Subaccount	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.00%	$1.39	$1.42	$1.48	$1.18	$—
0.20%	—	—	—	—	—
0.30%	—	—	—	1.09	1.09
0.45%	—	—	—	1.40	1.40
0.90%	—	—	—	1.37	1.37

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	113

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2
0.00%	$1.23	$—	$1.13	$—	$1.24
0.20%	—	—	—	—	—
0.30%	1.11	1.11	1.08	1.08	—
0.45%	1.48	1.48	1.31	1.31	—
0.90%	1.45	1.45	1.28	1.29	—

Subaccount	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
0.00%	$0.99	$1.00	$1.37	$1.47	$1.36
0.20%	0.99	0.99	—	—	—
0.30%	0.99	0.99	—	—	—
0.45%	0.99	0.99	—	—	—
0.90%	0.99	0.99	—	—	—

Subaccount	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2
0.00%	$1.42	$—	$1.18	$1.03	$1.41
0.20%	—	—	—	—	—
0.30%	—	1.11	—	—	—
0.45%	—	2.71	—	—	—
0.90%	—	2.68	—	—	—

Subaccount	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
0.00%	$—	$1.02	$1.53	$—	$1.00
0.20%	—	—	—	—	—
0.30%	1.20	—	—	1.23	—
0.45%	2.44	—	—	2.92	—
0.90%	1.26	—	—	1.83	—

Subaccount	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
0.00%	$—	$—	$—	$—	$1.48
0.20%	—	—	—	—	—
0.30%	1.06	1.14	1.23	1.04	1.20
0.45%	2.39	2.98	1.22	1.65	2.98
0.90%	2.49	3.14	2.19	1.61	2.69

Subaccount				WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.00%				$1.42	$1.01
0.20%				—	—
0.30%				1.12	—
0.45%				3.21	—
0.90%				3.09	—

114	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

The following is a summary of units outstanding at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	—	—	—	4,818	3,529
0.20%	—	—	—	—	—
0.30%	—	149,255	106,640	—	—
0.45%	—	198,270	567,464	16,367	22,897
0.90%	—	755,890	1,388,274	53,428	117,271
Total	—	1,103,415	2,062,378	74,613	143,697

Subaccount	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.00%	—	—	—	1,613	152,896
0.20%	—	—	—	—	—
0.30%	—	42,914	—	47,272	—
0.45%	175,581	95,334	636,888	308,253	3,479
0.90%	418,203	192,862	949,666	675,444	96,207
Total	593,784	331,110	1,586,554	1,032,582	252,582

Subaccount	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2
0.00%	—	2,728	760	—	16
0.20%	—	—	—	—	—
0.30%	—	—	—	95,548	—
0.45%	68,181	602,724	—	1,171,293	—
0.90%	218,822	9,392,396	—	1,758,462	—
Total	287,003	9,997,848	760	3,025,303	16

Subaccount	Col VP Contrarian Core, Cl 2	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
0.00%	1,451	—	832	—	2,244
0.20%	—	—	—	—	—
0.30%	—	—	—	149,263	—
0.45%	—	—	—	1,527,351	—
0.90%	—	—	—	3,463,894	—
Total	1,451	—	832	5,140,508	2,244

Subaccount	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
0.00%	—	—	33,621	—	5,312
0.20%	—	—	—	—	—
0.30%	326,602	—	—	79,060	—
0.45%	1,271,808	—	—	345,878	—
0.90%	4,049,005	—	—	651,005	—
Total	5,647,415	—	33,621	1,075,943	5,312

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	115

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
0.00%	—	29,220	—	1,076	—
0.20%	—	—	—	—	—
0.30%	83,269	—	166,902	7,651	33,492
0.45%	417,049	—	433,410	46,045	86,617
0.90%	825,916	—	852,018	348,091	348,685
Total	1,326,234	29,220	1,452,330	402,863	468,794

Subaccount	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
0.00%	780	—	1,847	—	13,951
0.20%	—	—	—	—	—
0.30%	—	—	—	43,837	—
0.45%	—	246,215	—	231,989	—
0.90%	—	6,270,114	—	1,336,890	—
Total	780	6,516,329	1,847	1,612,716	13,951

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	—	30,779	—	—	2,157
0.20%	—	—	—	—	—
0.30%	35,686	—	—	—	—
0.45%	1,116,172	—	—	—	—
0.90%	17,184,435	1,836	40,231	—	1,254,816
Total	18,336,293	32,615	40,231	—	1,256,973

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.00%	3,678	9,123	3,477	—	4,918
0.20%	—	—	—	—	—
0.30%	—	—	—	17,915	—
0.45%	38,114	—	—	86,306	—
0.90%	108,508	—	—	121,201	—
Total	150,300	9,123	3,477	225,422	4,918

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.00%	—	—	5,093	10,372	—
0.20%	—	—	—	—	—
0.30%	—	—	183,810	—	—
0.45%	40,455	—	852,179	—	72,807
0.90%	336,032	—	2,326,332	—	143,579
Total	376,487	—	3,367,414	10,372	216,386

116	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.00%	4,018	—	4,359	119	—
0.20%	—	—	—	—	—
0.30%	—	2,857	—	—	74,195
0.45%	—	171,047	—	—	568,707
0.90%	—	278,615	—	—	941,191
Total	4,018	452,519	4,359	119	1,584,093

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	—	16,470	—	45,887	—
0.20%	—	—	—	—	—
0.30%	17,020	—	—	37,120	—
0.45%	146,084	34	185,741	335,876	804,356
0.90%	539,061	28,000	675,426	2,033,056	1,165,177
Total	702,165	44,504	861,167	2,451,939	1,969,533

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
0.00%	—	—	29,530	—	—
0.20%	—	—	—	—	—
0.30%	351,034	—	382,924	—	107,678
0.45%	443,597	1,080,717	964,513	286,531	212,642
0.90%	519,325	1,124,929	918,684	559,701	333,918
Total	1,313,956	2,205,646	2,295,651	846,232	654,238

Subaccount	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
0.00%	—	—	125	10,020	538
0.20%	—	—	—	—	—
0.30%	—	76,743	—	30,372	76,362
0.45%	—	430,276	—	142,995	291,207
0.90%	—	715,921	115,980	736,103	471,199
Total	—	1,222,940	116,105	919,490	839,306

Subaccount	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	5,470	—	—	—	—
0.20%	—	—	—	—	—
0.30%	—	97,311	—	—	12,646
0.45%	6,144	778,954	—	64,466	353,367
0.90%	3,692	1,120,291	18,880	91,487	853,642
Total	15,306	1,996,556	18,880	155,953	1,219,655

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	117

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
0.00%	—	—	4,030	—	—
0.20%	—	—	—	—	—
0.30%	—	33,878	—	—	—
0.45%	221,129	113,193	—	18,503	489,740
0.90%	204,477	443,360	8,293	191,023	3,788,617
Total	425,606	590,431	12,323	209,526	4,278,357

Subaccount	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	3,442	4,168	—	24	4,365
0.45%	142,130	219,487	149,993	60,000	21,016
0.90%	252,836	579,545	162,817	158,072	142,798
Total	398,408	803,200	312,810	218,096	168,179

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
0.00%	188,700	—	56	6	—
0.20%	—	—	—	—	—
0.30%	—	—	—	—	28,521
0.45%	43,801	115,648	—	—	123,545
0.90%	69,709	129,789	—	—	652,701
Total	302,210	245,437	56	6	804,767

Subaccount	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	4,588	39,243	—	89,675	79,728
0.45%	37,917	626,611	—	279,277	201,963
0.90%	298,818	1,033,818	46,035	842,769	487,738
Total	341,323	1,699,672	46,035	1,211,721	769,429

Subaccount	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Soc Responsive, Cl S
0.00%	12,924	—	841	—	4,429
0.20%	—	—	—	—	—
0.30%	37,841	6,454	6,407	—	—
0.45%	188,932	22,046	19,238	—	—
0.90%	312,638	378,973	130,343	—	—
Total	552,335	407,473	156,829	—	4,429

118	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.00%	6,982	70	16,839	2,445	964
0.20%	—	—	—	—	—
0.30%	27,623	103,567	—	8,138	—
0.45%	102,433	406,487	42,922	155,288	—
0.90%	444,085	1,173,293	431,421	903,181	—
Total	581,123	1,683,417	491,182	1,069,052	964

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
0.00%	549	—	—	—	—
0.20%	—	—	—	—	—
0.30%	—	15,218	—	28,025	—
0.45%	—	88,678	110,350	36,317	223,834
0.90%	3,989	196,436	128,927	85,250	3,330,701
Total	4,538	300,332	239,277	149,592	3,554,535

Subaccount	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.00%	—	—	—	—	1,270,825
0.20%	—	—	—	—	—
0.30%	1,449	—	—	—	61,229
0.45%	184,141	453,057	631,374	23	1,252,306
0.90%	99,222	472,625	568,656	3,150	4,274,313
Total	284,812	925,682	1,200,030	3,173	6,858,673

Subaccount	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.00%	—	—	106	1,240	—
0.20%	—	—	—	—	—
0.30%	1,076,703	—	—	—	29,555
0.45%	2,264,251	—	—	—	98,910
0.90%	9,056,768	—	—	—	447,195
Total	12,397,722	—	106	1,240	575,660

Subaccount	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
0.00%	19,440	3,427	—	—	1,369
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	78,522	86,584	—
0.90%	—	—	383,615	774,653	—
Total	19,440	3,427	462,137	861,237	1,369

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	119

Subaccount	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2
0.00%	2,553	42	342	11,604	2,341
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.90%	—	—	—	—	—
Total	2,553	42	342	11,604	2,341

Subaccount	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.00%	1,028	1,327	201	390,866	—
0.20%	—	—	—	—	—
0.30%	—	—	—	689,609	576,661
0.45%	—	—	—	2,664,436	6,002,907
0.90%	—	—	—	13,482,585	22,853,496
Total	1,028	1,327	201	17,227,496	29,433,064

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2
0.00%	1,431,558	—	14,030	—	14,442
0.20%	—	—	—	—	—
0.30%	587,201	739,553	—	—	—
0.45%	2,654,500	9,519,477	595,117	611,130	—
0.90%	12,495,106	30,868,729	1,427,333	3,515,083	—
Total	17,168,365	41,127,759	2,036,480	4,126,213	14,442

Subaccount	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
0.00%	—	—	901	3,864	527
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.90%	—	—	—	—	—
Total	—	—	901	3,864	527

Subaccount	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2
0.00%	32	—	9,491	—	—
0.20%	—	—	—	—	—
0.30%	—	14,972	—	—	—
0.45%	—	75,039	—	—	—
0.90%	—	174,840	—	—	—
Total	32	264,851	9,491	—	—

120	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
0.00%	—	—	3,926	—	39
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	22,009	—	—	15,984	—
0.90%	253,181	—	—	48,002	—
Total	275,190	—	3,926	63,986	39

Subaccount	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
0.00%	—	—	—	—	12,378
0.20%	—	—	—	—	—
0.30%	138,848	188,051	29,629	—	—
0.45%	556,183	733,077	119,727	299,608	81,157
0.90%	1,475,199	1,153,539	121,936	350,748	258,128
Total	2,170,230	2,074,667	271,292	650,356	351,663

Subaccount				WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.00%				10,030	—
0.20%				—	—
0.30%				104,307	—
0.45%				33,599	—
0.90%				178,079	—
Total				326,015	—

The following is a summary of net assets at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$79	$—	$—	$7,383	$4,354
0.20%	75	—	—	—	71
0.30%	75	176,001	110,891	200	71
0.45%	75	500,649	947,686	44,477	22,459
0.90%	74	1,609,711	2,105,125	84,765	114,384
Total	$378	$2,286,361	$3,163,702	$136,825	$141,339

Subaccount	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.00%	$—	$—	$—	$2,505	$179,600
0.20%	—	—	—	—	73
0.30%	—	44,551	—	56,482	73
0.45%	353,175	98,758	1,581,994	367,516	3,518
0.90%	514,755	387,734	2,650,858	1,589,284	95,020
Total	$867,930	$531,043	$4,232,852	$2,015,787	$278,284

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	121

Subaccount	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2
0.00%	$—	$3,640	$2,760	$—	$70
0.20%	—	—	—	—	—
0.30%	89	12	—	95,156	—
0.45%	143,327	1,361,802	—	1,142,283	—
0.90%	322,684	14,640,252	—	1,887,043	—
Total	$466,100	$16,005,706	$2,760	$3,124,482	$70

Subaccount	Col VP Contrarian Core, Cl 2	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2
0.00%	$1,805	$78	$934	$—	$3,114
0.20%	—	—	—	—	—
0.30%	—	—	—	157,330	—
0.45%	—	—	—	2,163,785	—
0.90%	—	—	—	5,876,982	—
Total	$1,805	$78	$934	$8,198,097	$3,114

Subaccount	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2
0.00%	$—	$74	$34,464	$—	$4,956
0.20%	—	—	—	—	—
0.30%	379,719	—	—	81,435	—
0.45%	3,073,019	—	—	717,723	—
0.90%	9,821,080	—	—	1,892,394	—
Total	$13,273,818	$74	$34,464	$2,691,552	$4,956

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
0.00%	$—	$32,878	$—	$1,282	$—
0.20%	—	—	—	—	—
0.30%	82,563	—	177,179	8,143	35,670
0.45%	512,752	—	951,352	42,805	171,402
0.90%	1,488,122	—	2,033,031	321,117	607,526
Total	$2,083,437	$32,878	$3,161,562	$373,347	$814,598

Subaccount	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2
0.00%	$990	$—	$2,710	$—	$20,888
0.20%	—	—	—	—	—
0.30%	—	76	—	54,940	—
0.45%	—	451,725	—	662,742	—
0.90%	—	5,865,788	—	1,357,368	—
Total	$990	$6,317,589	$2,710	$2,075,050	$20,888

122	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	$—	$31,406	$10	$10	$2,193
0.20%	—	74	10	10	10
0.30%	45,003	74	10	10	10
0.45%	3,259,342	74	10	10	10
0.90%	22,399,627	1,814	40,573	10	1,263,882
Total	$25,703,972	$33,442	$40,613	$50	$1,266,105

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.00%	$3,739	$10,747	$4,849	$—	$7,802
0.20%	10	—	—	—	—
0.30%	10	—	—	20,791	—
0.45%	38,555	—	—	245,485	—
0.90%	109,494	—	—	250,884	—
Total	$151,808	$10,747	$4,849	$517,160	$7,802

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.00%	$—	$10	$7,485	$16,165	$—
0.20%	—	—	—	—	—
0.30%	13	—	226,058	—	12
0.45%	123,132	—	2,289,347	—	213,811
0.90%	564,625	—	3,805,368	—	241,006
Total	$687,770	$10	$6,328,258	$16,165	$454,829

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.00%	$6,498	$—	$4,655	$201	$—
0.20%	—	—	—	—	—
0.30%	—	3,380	—	—	78,850
0.45%	—	548,287	—	—	640,718
0.90%	—	675,442	—	—	1,210,500
Total	$6,498	$1,227,109	$4,655	$201	$1,930,068

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	$—	$17,244	$—	$66,393	$—
0.20%	—	73	—	—	—
0.30%	14,043	73	2,028	45,372	—
0.45%	134,379	106	309,614	931,353	2,218,957
0.90%	334,378	27,429	821,012	3,094,397	2,061,391
Total	$482,800	$44,925	$1,132,654	$4,137,515	$4,280,348

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	123

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
0.00%	$—	$—	$42,983	$—	$—
0.20%	—	—	—	—	—
0.30%	416,176	—	448,337	—	112,349
0.45%	524,797	2,965,488	1,126,757	543,405	221,359
0.90%	1,071,524	3,832,195	2,997,588	764,242	644,100
Total	$2,012,497	$6,797,683	$4,615,665	$1,307,647	$977,808

Subaccount	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
0.00%	$78	$—	$218	$13,703	$892
0.20%	—	—	71	—	—
0.30%	—	88,076	71	34,837	85,613
0.45%	—	986,538	71	321,380	824,385
0.90%	—	1,709,722	111,181	1,553,690	1,629,208
Total	$78	$2,784,336	$111,612	$1,923,610	$2,540,098

Subaccount	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	$5,680	$—	$73	$—	$—
0.20%	74	—	73	—	—
0.30%	74	117,935	73	—	16,190
0.45%	6,076	2,253,242	73	194,264	978,265
0.90%	3,715	4,345,073	18,258	216,578	1,421,699
Total	$15,619	$6,716,250	$18,550	$410,842	$2,416,154

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
0.00%	$—	$—	$4,353	$—	$—
0.20%	—	—	74	—	—
0.30%	—	42,699	74	92	—
0.45%	323,712	142,363	74	51,855	1,152,526
0.90%	295,748	636,929	8,309	269,261	10,895,327
Total	$619,460	$821,991	$12,884	$321,208	$12,047,853

Subaccount	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	4,202	4,740	93	121	5,326
0.45%	226,507	445,480	215,485	71,447	60,313
0.90%	396,330	649,511	230,932	223,087	300,986
Total	$627,039	$1,099,731	$446,510	$294,655	$366,625

124	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
0.00%	$194,731	$—	$137	$98	$—
0.20%	71	—	—	—	—
0.30%	71	—	—	—	35,238
0.45%	42,168	371,044	—	—	397,441
0.90%	66,946	184,550	—	—	685,268
Total	$303,987	$555,594	$137	$98	$1,117,947

Subaccount	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.00%	$150	$—	$80	$—	$—
0.20%	—	—	74	—	—
0.30%	5,712	38,209	74	109,344	82,984
0.45%	98,613	1,105,888	74	762,830	671,765
0.90%	445,936	1,582,125	45,673	1,062,251	883,875
Total	$550,411	$2,726,222	$45,975	$1,934,425	$1,638,624

Subaccount	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Soc Responsive, Cl S
0.00%	$17,352	$—	$1,310	$73	$6,665
0.20%	—	—	—	74	—
0.30%	44,250	7,301	7,296	74	—
0.45%	469,198	59,226	58,740	74	—
0.90%	1,251,056	405,959	207,163	74	—
Total	$1,781,856	$472,486	$274,509	$369	$6,665

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.00%	$9,468	$150	$27,301	$2,581	$1,009
0.20%	—	—	—	—	—
0.30%	30,989	107,260	126	8,348	—
0.45%	253,080	632,418	142,796	254,633	—
0.90%	644,703	1,685,532	746,354	1,211,526	—
Total	$938,240	$2,425,360	$916,577	$1,477,088	$1,009

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
0.00%	$2,649	$—	$—	$—	$—
0.20%	2,026	—	—	—	—
0.30%	2,024	21,343	—	29,528	—
0.45%	2,023	245,336	228,313	66,993	627,474
0.90%	6,078	558,201	307,544	150,312	8,180,103
Total	$14,800	$824,880	$535,857	$246,833	$8,807,577

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	125

Subaccount	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.00%	$—	$—	$—	$62	$1,632,132
0.20%	—	—	—	102	—
0.30%	1,989	—	—	102	69,076
0.45%	351,254	1,078,340	1,384,560	119	1,943,622
0.90%	185,667	1,465,520	1,400,474	2,450	6,492,908
Total	$538,910	$2,543,860	$2,785,034	$2,835	$10,137,738

Subaccount	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.00%	$—	$77	$213	$1,370	$—
0.20%	—	—	—	—	—
0.30%	1,214,500	—	—	—	31,500
0.45%	3,518,536	—	—	—	129,229
0.90%	13,774,747	—	—	—	614,907
Total	$18,507,783	$77	$213	$1,370	$775,636

Subaccount	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
0.00%	$23,382	$4,981	$11	$—	$1,675
0.20%	—	—	—	—	—
0.30%	—	—	11	11	—
0.45%	—	—	96,337	106,199	—
0.90%	—	—	460,572	930,292	—
Total	$23,382	$4,981	$556,931	$1,036,502	$1,675

Subaccount	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2
0.00%	$2,769	$95	$486	$14,120	$2,482
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.90%	—	—	—	—	—
Total	$2,769	$95	$486	$14,120	$2,482

Subaccount	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.00%	$1,449	$1,901	$313	$460,641	$—
0.20%	—	—	—	—	—
0.30%	—	—	—	753,546	630,044
0.45%	—	—	—	3,736,368	8,429,712
0.90%	—	—	—	18,503,048	31,407,704
Total	$1,449	$1,901	$313	$23,453,603	$40,467,460

126	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2
0.00%	$1,760,038	$—	$15,826	$—	$17,898
0.20%	—	—	—	—	—
0.30%	651,076	820,427	11	11	—
0.45%	3,927,499	14,113,448	780,284	802,971	—
0.90%	18,093,830	44,789,820	1,831,908	4,521,105	—
Total	$24,432,443	$59,723,695	$2,628,029	$5,324,087	$17,898

Subaccount	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
0.00%	$75	$75	$1,251	$5,695	$732
0.20%	75	75	—	—	—
0.30%	74	75	—	—	—
0.45%	74	74	—	—	—
0.90%	74	74	—	—	—
Total	$372	$373	$1,251	$5,695	$732

Subaccount	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2
0.00%	$59	$—	$11,215	$76	$14
0.20%	—	—	—	—	—
0.30%	—	16,571	—	—	—
0.45%	—	202,920	—	—	—
0.90%	—	468,859	—	—	—
Total	$59	$688,350	$11,215	$76	$14

Subaccount	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
0.00%	$—	$77	$6,024	$—	$114
0.20%	—	—	—	—	—
0.30%	25	—	—	13	—
0.45%	53,790	—	—	46,618	—
0.90%	317,718	—	—	87,650	—
Total	$371,533	$77	$6,024	$134,281	$114

Subaccount	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
0.00%	$—	$—	$—	$—	$18,318
0.20%	—	—	—	—	—
0.30%	147,568	214,867	36,370	78	123
0.45%	1,330,639	2,181,014	146,656	494,250	241,777
0.90%	3,679,517	3,626,504	266,602	563,561	695,598
Total	$5,157,724	$6,022,385	$449,628	$1,057,889	$955,816

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	127

Subaccount	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.00%	$14,208	$75
0.20%	—	—
0.30%	116,801	—
0.45%	107,947	—
0.90%	550,545	—
Total	$789,501	$75

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2014	—	$1.08	to	$1.00	$0	0.62%	0.00%	to	0.90%	4.20%		to	(0.43	%)(13)
2013	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(12)	to	1.30	%(12)
AB VPS Gro & Inc, Cl B
2014	1,103	$1.18	to	$2.13	$2,286	1.14%	0.30%	to	0.90%	8.96%		to	8.31%
2013	1,008	$1.08	to	$1.97	$1,983	1.07%	0.30%	to	0.90%	12.03	%(11)	to	33.39%
2012	788	$1.73	to	$1.47	$1,161	1.27%	0.45%	to	0.90%	16.72%		to	16.19%
2011	911	$1.48	to	$1.27	$1,158	1.08%	0.45%	to	0.90%	5.60%		to	5.12%
2010	969	$1.41	to	$1.21	$1,169	—	0.45%	to	0.90%	12.29%		to	11.79%
AB VPS Intl Val, Cl B
2014	2,062	$1.04	to	$1.52	$3,164	3.34%	0.30%	to	0.90%	(6.74%)		to	(7.30%)
2013	2,127	$1.12	to	$1.64	$3,526	5.94%	0.30%	to	0.90%	11.20	%(11)	to	21.63%
2012	2,268	$1.47	to	$1.35	$3,069	1.41%	0.45%	to	0.90%	13.68%		to	13.17%
2011	2,365	$1.29	to	$1.19	$2,821	3.88%	0.45%	to	0.90%	(19.80%)		to	(20.16%)
2010	2,393	$1.61	to	$1.49	$3,563	2.45%	0.45%	to	0.90%	3.83%		to	3.37%
AB VPS Lg Cap Gro, Cl B
2014	75	$1.53	to	$1.59	$137	—	0.00%	to	0.90%	13.84%		to	12.82%
2013	92	$1.35	to	$1.41	$152	—	0.00%	to	0.90%	37.00%		to	35.77%
2012	85	$0.98	to	$1.04	$106	0.03%	0.00%	to	0.90%	2.15	%(9)	to	15.08%
2011	85	$1.52	to	$0.90	$91	0.09%	0.45%	to	0.90%	(3.71%)		to	(4.14%)
2010	88	$1.58	to	$0.94	$83	0.35%	0.45%	to	0.90%	9.34%		to	8.85%
ALPS Alerian Engy Infr, Class III
2014	144	$1.21	to	$0.98	$141	0.47%	0.00%	to	0.90%	11.91%		to	(5.82	%)(13)
2013	0	$1.08	to	$1.08	$0	—	0.00%	to	0.00%	3.37	%(12)	to	3.37	%(12)
AC VP Intl, Cl I
2014	594	$2.01	to	$1.23	$868	1.69%	0.45%	to	0.90%	(5.93%)		to	(6.35%)
2013	642	$2.14	to	$1.31	$1,012	1.69%	0.45%	to	0.90%	21.86%		to	21.31%
2012	705	$1.76	to	$1.08	$883	0.83%	0.45%	to	0.90%	20.62%		to	20.07%
2011	803	$1.46	to	$0.90	$788	1.40%	0.45%	to	0.90%	(12.44%)		to	(12.83%)
2010	926	$1.66	to	$1.04	$962	2.57%	0.45%	to	0.90%	12.79%		to	12.28%
AC VP Intl, Cl II
2014	331	$1.04	to	$2.01	$531	1.54%	0.30%	to	0.90%	(5.94%)		to	(6.50%)
2013	305	$1.10	to	$2.15	$598	1.61%	0.30%	to	0.90%	10.16	%(11)	to	21.16%
2012	313	$1.77	to	$1.77	$555	0.65%	0.90%	to	0.90%	19.92%		to	19.92%
2011	290	$1.48	to	$1.48	$429	1.27%	0.90%	to	0.90%	(12.97%)		to	(12.97%)
2010	294	$1.70	to	$1.70	$499	2.14%	0.90%	to	0.90%	12.13%		to	12.13%
AC VP Val, Cl I
2014	1,587	$2.48	to	$2.79	$4,233	1.54%	0.45%	to	0.90%	12.57%		to	12.07%
2013	1,675	$2.21	to	$2.49	$3,979	1.64%	0.45%	to	0.90%	31.14%		to	30.55%
2012	1,873	$1.68	to	$1.91	$3,444	1.90%	0.45%	to	0.90%	14.06%		to	13.55%
2011	2,112	$1.48	to	$1.68	$3,477	2.03%	0.45%	to	0.90%	0.56%		to	0.11%
2010	2,284	$1.47	to	$1.68	$3,833	2.19%	0.45%	to	0.90%	12.92%		to	12.41%

128	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Val, Cl II
2014	1,033	$1.48	to	$2.35	$2,016	1.39%	0.00%	to	0.90%	12.89%		to	11.88%
2013	937	$1.31	to	$2.10	$1,849	1.51%	0.00%	to	0.90%	31.48%		to	30.30%
2012	877	$1.00	to	$1.61	$1,416	1.77%	0.00%	to	0.90%	3.49	%(9)	to	13.55%
2011	933	$1.42	to	$1.42	$1,327	1.90%	0.90%	to	0.90%	(0.04%)		to	(0.04%)
2010	949	$1.42	to	$1.42	$1,350	2.10%	0.90%	to	0.90%	12.02%		to	12.02%
BlackRock Global Alloc, Cl III
2014	253	$1.17	to	$0.99	$278	4.70%	0.00%	to	0.90%	1.93%		to	(2.06	%)(13)
2013	1	$1.15	to	$1.15	$1	3.42%	0.00%	to	0.00%	14.42%		to	14.42%
2012	—	$1.01	to	$1.01	$0	14.24%	0.00%	to	0.00%	2.92	%(9)	to	2.92	%(9)
Calvert VP SRI Bal
2014	287	$1.16	to	$1.47	$466	1.64%	0.30%	to	0.90%	9.34%		to	8.68%
2013	279	$1.06	to	$1.36	$415	1.10%	0.30%	to	0.90%	8.59	%(11)	to	16.95%
2012	265	$1.64	to	$1.16	$331	1.15%	0.45%	to	0.90%	10.01%		to	9.52%
2011	325	$1.49	to	$1.06	$361	1.26%	0.45%	to	0.90%	4.10%		to	3.63%
2010	364	$1.43	to	$1.02	$383	1.32%	0.45%	to	0.90%	11.60%		to	11.09%
Col VP Bal, Cl 3
2014	9,998	$1.33	to	$1.56	$16,006	—	0.00%	to	0.90%	10.13%		to	9.14%
2013	10,474	$1.21	to	$1.43	$15,301	—	0.00%	to	0.90%	21.45%		to	20.35%
2012	11,357	$0.99	to	$1.19	$13,722	—	0.00%	to	0.90%	2.47	%(9)	to	13.23%
2011	12,590	$1.50	to	$1.05	$13,337	—	0.45%	to	0.90%	1.93%		to	1.47%
2010	14,247	$1.47	to	$1.03	$14,718	—	0.45%	to	0.90%	12.03%		to	11.52%
Col VP Cash Mgmt, Cl 2
2014	1	$1.00	to	$1.00	$3	—	0.00%	to	0.00%	0.00%		to	0.00%
2013	0	$1.00	to	$1.00	$2	0.01%	0.00%	to	0.00%	0.00%		to	0.00%
2012	—	$1.00	to	$1.00	$2	—	0.00%	to	0.00%	0.00	%(9)	to	0.00	%(9)
Col VP Cash Mgmt, Cl 3
2014	3,025	$1.00	to	$1.07	$3,124	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2013	3,296	$1.00	to	$1.08	$3,449	0.01%	0.30%	to	0.90%	(0.11	%)(11)	to	(0.88%)
2012	3,463	$0.98	to	$1.09	$3,706	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.88%)
2011	4,270	$0.99	to	$1.10	$4,624	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
2010	4,118	$0.99	to	$1.11	$4,581	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
Col VP Commodity Strategy, Cl 2
2014	0	$0.78	to	$0.78	$0	—	0.00%	to	0.00%	(21.46%)		to	(21.46%)
2013	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	(2.10	%)(12)	to	(2.10	%)(12)
Col VP Contrarian Core, Cl 2
2014	1	$1.24	to	$1.24	$2	—	0.00%	to	0.00%	12.83%		to	12.83%
2013	0	$1.10	to	$1.10	$0	—	0.00%	to	0.00%	6.66	%(12)	to	6.66	%(12)
Col VP Core Bond, Cl 2
2014	—	$1.05	to	$1.05	$0	1.03%	0.00%	to	0.00%	5.25%		to	5.25%
2013	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.62	%)(12)	to	(0.62	%)(12)
Col VP Inter Bond, Cl 2
2014	1	$1.03	to	$1.03	$1	2.18%	0.00%	to	0.00%	5.20%		to	5.20%
2013	0	$0.98	to	$0.98	$1	1.33%	0.00%	to	0.00%	(2.45%)		to	(2.45%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.18	%(9)	to	0.18	%(9)
Col VP Inter Bond, Cl 3
2014	5,141	$1.05	to	$1.70	$8,198	2.59%	0.30%	to	0.90%	5.01%		to	4.37%
2013	5,729	$1.00	to	$1.63	$8,927	4.39%	0.30%	to	0.90%	1.21	%(11)	to	(3.27%)
2012	6,908	$1.39	to	$1.68	$11,262	3.84%	0.45%	to	0.90%	7.09%		to	6.59%
2011	7,135	$1.30	to	$1.58	$11,053	4.52%	0.45%	to	0.90%	6.21%		to	5.72%
2010	7,560	$1.22	to	$1.49	$11,272	4.02%	0.45%	to	0.90%	7.84%		to	7.35%
Col VP Divd Opp, Cl 2
2014	2	$1.38	to	$1.38	$3	—	0.00%	to	0.00%	9.79%		to	9.79%
2013	2	$1.26	to	$1.26	$2	—	0.00%	to	0.00%	26.53%		to	26.53%
2012	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	3.87	%(9)	to	3.87	%(9)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	129

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 3
2014	5,647	$1.16	to	$2.43	$13,274	—	0.30%	to	0.90%	9.58%		to	8.92%
2013	5,911	$1.06	to	$2.23	$13,074	—	0.30%	to	0.90%	9.93	%(11)	to	25.58%
2012	6,399	$1.75	to	$1.77	$11,331	—	0.45%	to	0.90%	13.48%		to	12.96%
2011	7,359	$1.54	to	$1.57	$11,540	—	0.45%	to	0.90%	(5.43%)		to	(5.86%)
2010	8,131	$1.63	to	$1.67	$13,561	—	0.45%	to	0.90%	16.31%		to	15.78%
Col VP Emerg Mkts Bond, Cl 2
2014	—	$1.02	to	$1.02	$0	5.24%	0.00%	to	0.00%	1.43%		to	1.43%
2013	—	$1.00	to	$1.00	$0	6.29%	0.00%	to	0.00%	(2.03	%)(12)	to	(2.03	%)(12)
Col VP Emer Mkts, Cl 2
2014	34	$1.03	to	$1.03	$34	0.20%	0.00%	to	0.00%	(2.40%)		to	(2.40%)
2013	6	$1.05	to	$1.05	$6	0.25%	0.00%	to	0.00%	(1.87%)		to	(1.87%)
2012	—	$1.07	to	$1.07	$0	0.62%	0.00%	to	0.00%	7.74	%(9)	to	7.74	%(9)
Col VP Emer Mkts, Cl 3
2014	1,076	$1.03	to	$2.91	$2,692	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
2013	1,048	$1.06	to	$3.00	$2,881	0.58%	0.30%	to	0.90%	7.75	%(11)	to	(2.68%)
2012	1,038	$2.18	to	$3.08	$3,012	0.40%	0.45%	to	0.90%	20.05%		to	19.50%
2011	1,053	$1.82	to	$2.58	$2,623	1.14%	0.45%	to	0.90%	(21.37%)		to	(21.73%)
2010	1,086	$2.31	to	$3.30	$3,580	1.54%	0.45%	to	0.90%	19.22%		to	18.68%
Col VP Global Bond, Cl 2
2014	5	$0.93	to	$0.93	$5	—	0.00%	to	0.00%	0.60%		to	0.60%
2013	1	$0.93	to	$0.93	$1	0.69%	0.00%	to	0.00%	(7.83%)		to	(7.83%)
2012	—	$1.01	to	$1.01	$0	3.71%	0.00%	to	0.00%	0.47	%(9)	to	0.47	%(9)
Col VP Global Bond, Cl 3
2014	1,326	$0.99	to	$1.80	$2,083	—	0.30%	to	0.90%	0.50%		to	(0.12%)
2013	1,368	$0.99	to	$1.80	$2,290	5.66%	0.30%	to	0.90%	(0.30	%)(11)	to	(8.54%)
2012	1,514	$1.33	to	$1.97	$2,826	2.65%	0.45%	to	0.90%	5.91%		to	5.42%
2011	1,640	$1.26	to	$1.87	$2,963	2.89%	0.45%	to	0.90%	4.32%		to	3.84%
2010	1,659	$1.21	to	$1.80	$2,984	3.94%	0.45%	to	0.90%	6.11%		to	5.63%
Col VP Hi Yield Bond, Cl 2
2014	29	$1.13	to	$1.13	$33	5.64%	0.00%	to	0.00%	3.51%		to	3.51%
2013	5	$1.09	to	$1.09	$5	4.52%	0.00%	to	0.00%	5.98%		to	5.98%
2012	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	3.01	%(9)	to	3.01	%(9)
Col VP Hi Yield Bond, Cl 3
2014	1,452	$1.06	to	$2.39	$3,162	6.08%	0.30%	to	0.90%	3.31%		to	2.68%
2013	1,487	$1.03	to	$2.32	$3,347	6.54%	0.30%	to	0.90%	3.67	%(11)	to	5.11%
2012	1,621	$2.02	to	$2.21	$3,546	7.19%	0.45%	to	0.90%	15.22%		to	14.69%
2011	1,789	$1.75	to	$1.93	$3,425	8.31%	0.45%	to	0.90%	5.21%		to	4.72%
2010	1,927	$1.66	to	$1.84	$3,546	9.15%	0.45%	to	0.90%	13.45%		to	12.94%
Col VP Inc Opp, Cl 2
2014	403	$1.11	to	$0.92	$373	—	0.00%	to	0.90%	3.68%		to	2.75%
2013	483	$1.07	to	$0.90	$435	8.77%	0.00%	to	0.90%	5.02%		to	0.89	%(10)
2012	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	2.85	%(9)	to	2.85	%(9)
Col VP Inc Opp, Cl 3
2014	469	$1.07	to	$1.74	$815	—	0.30%	to	0.90%	3.46%		to	2.83%
2013	514	$1.03	to	$1.69	$890	13.04%	0.30%	to	0.90%	3.93	%(11)	to	4.08%
2012	585	$1.83	to	$1.63	$965	6.40%	0.45%	to	0.90%	14.29%		to	13.76%
2011	479	$1.60	to	$1.43	$689	9.09%	0.45%	to	0.90%	5.79%		to	5.31%
2010	483	$1.52	to	$1.36	$656	3.11%	0.45%	to	0.90%	12.55%		to	12.03%
Col VP Select Intl Eq, Cl 2
2014	1	$1.16	to	$1.16	$1	1.99%	0.00%	to	0.00%	(8.73%)		to	(8.73%)
2013	0	$1.27	to	$1.27	$1	1.07%	0.00%	to	0.00%	22.09%		to	22.09%
2012	—	$1.04	to	$1.04	$0	3.38%	0.00%	to	0.00%	6.53	%(9)	to	6.53	%(9)

130	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Intl Eq, Cl 3
2014	6,516	$1.01	to	$0.94	$6,318	1.76%	0.30%	to	0.90%	(8.83%)		to	(9.38%)
2013	6,967	$1.10	to	$1.03	$7,398	1.66%	0.30%	to	0.90%	10.96	%(11)	to	21.06%
2012	7,794	$1.66	to	$0.85	$6,774	1.56%	0.45%	to	0.90%	17.18%		to	16.64%
2011	8,829	$1.41	to	$0.73	$6,545	1.33%	0.45%	to	0.90%	(12.80%)		to	(13.20%)
2010	10,001	$1.62	to	$0.84	$8,438	1.42%	0.45%	to	0.90%	13.39%		to	12.87%
Col VP Lg Cap Gro, Cl 2
2014	2	$1.46	to	$1.46	$3	—	0.00%	to	0.00%	13.92%		to	13.92%
2013	1	$1.28	to	$1.28	$1	—	0.00%	to	0.00%	30.00%		to	30.00%
2012	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	3.40	%(9)	to	3.40	%(9)
Col VP Lg Cap Gro, Cl 3
2014	1,613	$1.25	to	$1.02	$2,075	—	0.30%	to	0.90%	13.70%		to	13.01%
2013	1,750	$1.10	to	$0.90	$1,849	—	0.30%	to	0.90%	13.64	%(11)	to	29.09%
2012	1,970	$1.94	to	$0.70	$1,538	—	0.45%	to	0.90%	19.62%		to	19.07%
2011	2,360	$1.62	to	$0.58	$1,482	—	0.45%	to	0.90%	(3.66%)		to	(4.09%)
2010	2,792	$1.68	to	$0.61	$1,703	—	0.45%	to	0.90%	16.64%		to	16.11%
Col VP Lg Core Quan, Cl 2
2014	14	$1.50	to	$1.50	$21	—	0.00%	to	0.00%	15.09%		to	15.09%
2013	3	$1.30	to	$1.30	$4	—	0.00%	to	0.00%	33.48%		to	33.48%
2012	—	$0.97	to	$0.97	$0	—	0.00%	to	0.00%	2.81	%(9)	to	2.81	%(9)
Col VP Lg Core Quan, Cl 3
2014	18,336	$1.26	to	$1.30	$25,704	—	0.30%	to	0.90%	14.88%		to	14.19%
2013	20,031	$1.10	to	$1.14	$24,384	—	0.30%	to	0.90%	13.84	%(11)	to	32.45%
2012	21,881	$1.91	to	$0.86	$19,823	—	0.45%	to	0.90%	13.36%		to	12.84%
2011	24,534	$1.69	to	$0.76	$19,343	—	0.45%	to	0.90%	4.76%		to	4.28%
2010	28,233	$1.61	to	$0.73	$20,699	—	0.45%	to	0.90%	16.81%		to	16.28%
Col VP Limited Duration Cr, Cl 2
2014	33	$1.02	to	$0.95	$33	0.30%	0.00%	to	0.90%	0.31%		to	(1.92	%)(13)
2013	1	$1.01	to	$1.01	$1	1.32%	0.00%	to	0.00%	1.19%		to	1.19%
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.09	%(9)	to	0.09	%(9)
Col VP Man Vol Conserv, Cl 2
2014	40	$1.01	to	$1.01	$41	—	0.00%	to	0.90%	0.67	%(13)	to	0.21	%(13)
Col VP Man Vol Conserv Gro, Cl 2
2014	—	$1.01	to	$1.01	$0	—	0.00%	to	0.90%	0.55	%(13)	to	0.10	%(13)
Col VP Man Vol Gro, Cl 2
2014	1,257	$1.01	to	$1.01	$1,266	—	0.00%	to	0.90%	0.34	%(13)	to	(0.11	%)(13)
Col VP Man Vol Mod Gro, Cl 2
2014	150	$1.01	to	$1.01	$152	—	0.00%	to	0.90%	0.57	%(13)	to	0.12	%(13)
Col VP Intl Opp, Cl 2
2014	9	$1.18	to	$1.18	$11	0.03%	0.00%	to	0.00%	(5.09%)		to	(5.09%)
2013	1	$1.24	to	$1.24	$1	0.65%	0.00%	to	0.00%	20.39%		to	20.39%
2012	—	$1.03	to	$1.03	$0	9.39%	0.00%	to	0.00%	6.55	%(9)	to	6.55	%(9)
Col VP Mid Cap Gro, Cl 2
2014	3	$1.39	to	$1.39	$5	—	0.00%	to	0.00%	7.14%		to	7.14%
2013	1	$1.30	to	$1.30	$1	—	0.00%	to	0.00%	30.90%		to	30.90%
2012	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	3.87	%(9)	to	3.87	%(9)
Col VP Mid Cap Gro, Cl 3
2014	225	$1.16	to	$2.07	$517	—	0.30%	to	0.90%	6.96%		to	6.32%
2013	259	$1.09	to	$1.95	$548	—	0.30%	to	0.90%	13.02	%(11)	to	29.85%
2012	310	$2.04	to	$1.50	$499	—	0.45%	to	0.90%	10.77%		to	10.26%
2011	363	$1.84	to	$1.36	$519	—	0.45%	to	0.90%	(15.45%)		to	(15.83%)
2010	405	$2.18	to	$1.62	$655	—	0.45%	to	0.90%	25.72%		to	25.15%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	131

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Mid Cap Val, Cl 2
2014	5	$1.59	to	$1.59	$8	—	0.00%	to	0.00%	12.09%		to	12.09%
2013	1	$1.42	to	$1.42	$1	—	0.00%	to	0.00%	37.58%		to	37.58%
2012	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	5.62	%(9)	to	5.62	%(9)
Col VP Mid Cap Val, Cl 3
2014	376	$1.21	to	$1.68	$688	—	0.30%	to	0.90%	11.84%		to	11.16%
2013	494	$1.08	to	$1.51	$781	—	0.30%	to	0.90%	13.03	%(11)	to	36.50%
2012	281	$1.99	to	$1.11	$327	—	0.45%	to	0.90%	17.93%		to	17.39%
2011	230	$1.69	to	$0.94	$223	—	0.45%	to	0.90%	(8.90%)		to	(9.32%)
2010	273	$1.85	to	$1.04	$284	—	0.45%	to	0.90%	21.97%		to	21.41%
Col VP Div Abs Return, Cl 2
2014	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	(1.94%)		to	(1.94%)
2013	—	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	0.41	%(12)	to	0.41	%(12)
Col VP Lg Cap Index, Cl 3
2014	3,367	$1.47	to	$1.64	$6,328	—	0.00%	to	0.90%	13.21%		to	12.19%
2013	3,433	$1.30	to	$1.46	$5,650	—	0.00%	to	0.90%	31.75%		to	30.56%
2012	3,867	$0.99	to	$1.12	$4,639	—	0.00%	to	0.90%	3.16	%(9)	to	14.50%
2011	4,345	$1.58	to	$0.98	$4,414	—	0.45%	to	0.90%	1.17%		to	0.71%
2010	4,862	$1.56	to	$0.97	$4,709	—	0.45%	to	0.90%	14.19%		to	13.67%
Col VP Select Lg Cap Val, Cl 2
2014	10	$1.56	to	$1.56	$16	—	0.00%	to	0.00%	11.23%		to	11.23%
2013	1	$1.40	to	$1.40	$1	—	0.00%	to	0.00%	37.72%		to	37.72%
2012	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	5.05	%(9)	to	5.05	%(9)
Col VP Select Lg Cap Val, Cl 3
2014	216	$1.19	to	$1.68	$455	—	0.30%	to	0.90%	11.05%		to	10.38%
2013	177	$1.07	to	$1.52	$351	—	0.30%	to	0.90%	12.32	%(11)	to	36.55%
2012	109	$1.93	to	$1.11	$146	—	0.45%	to	0.90%	17.95%		to	17.41%
2011	157	$1.64	to	$0.95	$149	—	0.45%	to	0.90%	(2.13%)		to	(2.58%)
2010	53	$1.67	to	$0.97	$51	—	0.45%	to	0.90%	19.99%		to	19.44%
Col VP Select Sm Cap Val, Cl 2
2014	4	$1.62	to	$1.62	$6	—	0.00%	to	0.00%	5.79%		to	5.79%
2013	1	$1.53	to	$1.53	$1	—	0.00%	to	0.00%	48.22%		to	48.22%
2012	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	7.01	%(9)	to	7.01	%(9)
Col VP Select Sm Cap Val, Cl 3
2014	453	$1.18	to	$2.42	$1,227	—	0.30%	to	0.90%	5.66%		to	5.03%
2013	475	$1.12	to	$2.31	$1,197	—	0.30%	to	0.90%	15.96	%(11)	to	47.05%
2012	489	$2.06	to	$1.57	$799	—	0.45%	to	0.90%	17.23%		to	16.70%
2011	623	$1.75	to	$1.34	$852	—	0.45%	to	0.90%	(8.92%)		to	(9.34%)
2010	660	$1.93	to	$1.48	$978	—	0.45%	to	0.90%	26.23%		to	25.66%
Col VP Strategic Inc, Cl 2
2014	4	$1.05	to	$1.05	$5	3.20%	0.00%	to	0.00%	3.41%		to	3.41%
2013	2	$1.02	to	$1.02	$2	3.59%	0.00%	to	0.00%	0.12%		to	0.12%
2012	—	$1.01	to	$1.01	$0	5.21%	0.00%	to	0.00%	1.52	%(9)	to	1.52	%(9)
Col VP US Govt Mtge, Cl 2
2014	0	$1.04	to	$1.04	$0	1.31%	0.00%	to	0.00%	5.56%		to	5.56%
2013	—	$0.98	to	$0.98	$0	0.50%	0.00%	to	0.00%	(1.99%)		to	(1.99%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.10	%(9)	to	0.10	%(9)
Col VP US Govt Mtge, Cl 3
2014	1,584	$1.06	to	$1.29	$1,930	1.81%	0.30%	to	0.90%	5.47%		to	4.83%
2013	1,842	$1.01	to	$1.23	$2,178	0.61%	0.30%	to	0.90%	1.68	%(11)	to	(2.84%)
2012	2,256	$1.10	to	$1.26	$2,790	0.94%	0.45%	to	0.90%	1.18%		to	0.70%
2011	2,690	$1.08	to	$1.25	$3,331	0.91%	0.45%	to	0.90%	0.93%		to	0.47%
2010	2,763	$1.07	to	$1.25	$3,448	0.90%	0.45%	to	0.90%	2.55%		to	2.08%

132	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CS Commodity Return
2014	702	$0.83	to	$0.62	$483	—	0.30%	to	0.90%	(17.26%)		to	(17.76%)
2013	751	$1.00	to	$0.75	$610	—	0.30%	to	0.90%	(3.49	%)(11)	to	(11.08%)
2012	775	$1.25	to	$0.85	$693	—	0.45%	to	0.90%	(2.53%)		to	(2.98%)
2011	890	$1.28	to	$0.87	$801	2.51%	0.45%	to	0.90%	(13.04%)		to	(13.43%)
2010	772	$1.47	to	$1.01	$780	6.78%	0.45%	to	0.90%	16.14%		to	15.62%
Deutsche Alt Asset Alloc VIP, Cl B
2014	45	$1.05	to	$0.98	$45	0.49%	0.00%	to	0.90%	3.24%		to	(2.90	%)(13)
2013	4	$1.01	to	$1.01	$4	0.33%	0.00%	to	0.00%	0.75%		to	0.75%
2012	—	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	1.61	%(9)	to	1.61	%(9)
EV VT Floating-Rate Inc
2014	861	$1.01	to	$1.22	$1,133	3.15%	0.30%	to	0.90%	0.27%		to	(0.33%)
2013	964	$1.01	to	$1.22	$1,254	3.49%	0.30%	to	0.90%	1.14	%(11)	to	2.92%
2012	826	$1.61	to	$1.19	$1,031	4.19%	0.45%	to	0.90%	6.84%		to	6.36%
2011	741	$1.51	to	$1.11	$855	4.23%	0.45%	to	0.90%	2.09%		to	1.63%
2010	475	$1.48	to	$1.10	$524	4.17%	0.45%	to	0.90%	8.63%		to	8.15%
Fid VIP Contrafund, Serv Cl 2
2014	2,452	$1.45	to	$1.52	$4,138	0.74%	0.00%	to	0.90%	11.65%		to	10.65%
2013	2,519	$1.30	to	$1.38	$3,742	0.86%	0.00%	to	0.90%	30.95%		to	29.78%
2012	2,535	$0.99	to	$1.06	$2,868	1.12%	0.00%	to	0.90%	3.00	%(9)	to	15.10%
2011	2,785	$1.66	to	$0.92	$2,655	0.79%	0.45%	to	0.90%	(3.22%)		to	(3.65%)
2010	2,812	$1.71	to	$0.96	$2,689	0.90%	0.45%	to	0.90%	16.39%		to	15.88%
Fid VIP Gro & Inc, Serv Cl
2014	1,970	$2.76	to	$1.77	$4,280	1.65%	0.45%	to	0.90%	9.89%		to	9.40%
2013	2,176	$2.51	to	$1.62	$4,278	1.77%	0.45%	to	0.90%	32.86%		to	32.26%
2012	2,588	$1.89	to	$1.22	$3,606	2.01%	0.45%	to	0.90%	17.87%		to	17.34%
2011	3,396	$1.60	to	$1.04	$3,775	1.58%	0.45%	to	0.90%	1.12%		to	0.66%
2010	4,260	$1.59	to	$1.04	$4,412	0.59%	0.45%	to	0.90%	14.15%		to	13.64%
Fid VIP Gro & Inc, Serv Cl 2
2014	1,314	$1.19	to	$2.06	$2,012	1.57%	0.30%	to	0.90%	9.90%		to	9.24%
2013	1,077	$1.08	to	$1.89	$1,839	1.63%	0.30%	to	0.90%	11.42	%(11)	to	32.06%
2012	1,047	$1.43	to	$1.43	$1,498	2.06%	0.90%	to	0.90%	17.19%		to	17.19%
2011	1,077	$1.22	to	$1.22	$1,315	1.56%	0.90%	to	0.90%	0.45%		to	0.45%
2010	1,117	$1.22	to	$1.22	$1,357	0.47%	0.90%	to	0.90%	13.52%		to	13.52%
Fid VIP Mid Cap, Serv Cl
2014	2,206	$2.74	to	$3.41	$6,798	0.16%	0.45%	to	0.90%	5.72%		to	5.25%
2013	2,418	$2.60	to	$3.24	$7,084	0.41%	0.45%	to	0.90%	35.45%		to	34.84%
2012	2,623	$1.92	to	$2.40	$5,809	0.48%	0.45%	to	0.90%	14.23%		to	13.72%
2011	3,089	$1.68	to	$2.11	$6,242	0.14%	0.45%	to	0.90%	(11.12%)		to	(11.51%)
2010	3,485	$1.89	to	$2.39	$8,309	0.24%	0.45%	to	0.90%	28.12%		to	27.55%
Fid VIP Mid Cap, Serv Cl 2
2014	2,296	$1.46	to	$3.26	$4,616	0.02%	0.00%	to	0.90%	6.03%		to	5.08%
2013	1,675	$1.37	to	$3.11	$4,660	0.28%	0.00%	to	0.90%	35.87%		to	34.65%
2012	1,561	$1.01	to	$2.31	$3,601	0.39%	0.00%	to	0.90%	5.05	%(9)	to	13.53%
2011	1,662	$2.03	to	$2.03	$3,375	0.02%	0.90%	to	0.90%	(11.65%)		to	(11.65%)
2010	1,833	$2.30	to	$2.30	$4,215	0.12%	0.90%	to	0.90%	27.42%		to	27.42%
Fid VIP Overseas, Serv Cl
2014	846	$1.90	to	$1.37	$1,308	1.23%	0.45%	to	0.90%	(8.57%)		to	(8.98%)
2013	914	$2.07	to	$1.50	$1,542	1.27%	0.45%	to	0.90%	29.79%		to	29.21%
2012	1,038	$1.60	to	$1.16	$1,310	1.75%	0.45%	to	0.90%	20.00%		to	19.46%
2011	1,373	$1.33	to	$0.97	$1,375	1.19%	0.45%	to	0.90%	(17.60%)		to	(17.97%)
2010	1,679	$1.62	to	$1.18	$1,990	1.29%	0.45%	to	0.90%	12.48%		to	11.98%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	133

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Overseas, Serv Cl 2
2014	654	$1.04	to	$1.93	$978	1.09%	0.30%	to	0.90%	(8.57%)		to	(9.12%)
2013	559	$1.14	to	$2.12	$1,135	1.17%	0.30%	to	0.90%	13.33	%(11)	to	29.00%
2012	494	$1.64	to	$1.64	$812	1.77%	0.90%	to	0.90%	19.30%		to	19.30%
2011	495	$1.38	to	$1.38	$682	1.17%	0.90%	to	0.90%	(18.08%)		to	(18.08%)
2010	484	$1.68	to	$1.68	$815	1.14%	0.90%	to	0.90%	11.82%		to	11.82%
Fid VIP Strategic Inc, Serv Cl 2
2014	—	$1.05	to	$1.05	$0	2.26%	0.00%	to	0.00%	3.38%		to	3.38%
2013	0	$1.01	to	$1.01	$0	19.34%	0.00%	to	0.00%	0.04	%(12)	to	0.04	%(12)
FTVIPT Frank Global Real Est, Cl 2
2014	1,223	$1.15	to	$2.39	$2,784	0.45%	0.30%	to	0.90%	14.66%		to	13.98%
2013	1,271	$1.00	to	$2.10	$2,602	4.57%	0.30%	to	0.90%	4.54	%(11)	to	1.40%
2012	1,306	$1.97	to	$2.07	$2,677	—	0.45%	to	0.90%	26.84%		to	26.27%
2011	1,382	$1.55	to	$1.64	$2,251	7.75%	0.45%	to	0.90%	(6.08%)		to	(6.50%)
2010	1,479	$1.65	to	$1.75	$2,588	2.84%	0.45%	to	0.90%	20.42%		to	19.89%
FTVIPT Frank Inc, Cl 2
2014	116	$1.10	to	$0.96	$112	0.02%	0.00%	to	0.90%	4.62%		to	(5.08	%)(13)
2013	—	$1.05	to	$1.05	$0	—	0.00%	to	0.00%	2.68	%(12)	to	2.68	%(12)
FTVIPT Frank Mutual Shares, Cl 2
2014	919	$1.37	to	$2.11	$1,924	1.98%	0.00%	to	0.90%	7.12%		to	6.16%
2013	994	$1.28	to	$1.99	$1,964	2.13%	0.00%	to	0.90%	28.26%		to	27.11%
2012	981	$1.00	to	$1.56	$1,537	2.01%	0.00%	to	0.90%	3.61	%(9)	to	13.22%
2011	1,081	$1.45	to	$1.38	$1,495	2.37%	0.45%	to	0.90%	(1.49%)		to	(1.93%)
2010	1,127	$1.47	to	$1.41	$1,587	1.60%	0.45%	to	0.90%	10.70%		to	10.20%
FTVIPT Frank Sm Cap Val, Cl 2
2014	839	$1.46	to	$3.46	$2,540	0.62%	0.00%	to	0.90%	0.57%		to	(0.33%)
2013	817	$1.45	to	$3.47	$2,679	1.30%	0.00%	to	0.90%	36.23%		to	35.02%
2012	839	$1.06	to	$2.57	$2,088	0.78%	0.00%	to	0.90%	8.77	%(9)	to	17.32%
2011	937	$1.77	to	$2.19	$2,008	0.69%	0.45%	to	0.90%	(4.19%)		to	(4.62%)
2010	992	$1.85	to	$2.30	$2,278	0.75%	0.45%	to	0.90%	27.65%		to	27.07%
FTVIPT Temp Global Bond, Cl 2
2014	15	$1.04	to	$0.99	$16	3.97%	0.00%	to	0.90%	1.83%		to	(1.76	%)(13)
2013	0	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	0.38	%(12)	to	0.38	%(12)
GS VIT Mid Cap Val, Inst
2014	1,997	$1.21	to	$3.88	$6,716	0.98%	0.30%	to	0.90%	13.23%		to	12.55%
2013	2,045	$1.07	to	$3.45	$6,469	0.87%	0.30%	to	0.90%	11.69	%(11)	to	31.70%
2012	2,055	$1.93	to	$2.62	$5,070	1.15%	0.45%	to	0.90%	17.93%		to	17.40%
2011	2,316	$1.64	to	$2.23	$4,965	0.74%	0.45%	to	0.90%	(6.80%)		to	(7.22%)
2010	2,481	$1.76	to	$2.40	$5,958	0.60%	0.45%	to	0.90%	24.44%		to	23.88%
GS VIT Multi-Strategy Alt, Advisor
2014	19	$0.97	to	$0.97	$19	7.20%	0.00%	to	0.90%	(2.82	%)(13)	to	(3.26	%)(13)
GS VIT Sm Cap Eq Insights, Inst
2014	156	$3.01	to	$2.36	$411	0.77%	0.45%	to	0.90%	6.45%		to	5.97%
2013	166	$2.83	to	$2.23	$414	0.98%	0.45%	to	0.90%	35.01%		to	34.41%
2012	190	$2.10	to	$1.66	$344	0.95%	0.45%	to	0.90%	12.32%		to	11.82%
2011	339	$1.87	to	$1.48	$519	0.83%	0.45%	to	0.90%	0.22%		to	(0.23%)
2010	363	$1.86	to	$1.49	$541	0.56%	0.45%	to	0.90%	29.53%		to	28.95%
GS VIT U.S. Eq Insights, Inst
2014	1,220	$1.28	to	$1.67	$2,416	1.44%	0.30%	to	0.90%	16.02%		to	15.32%
2013	1,364	$1.10	to	$1.44	$2,232	1.12%	0.30%	to	0.90%	14.38	%(11)	to	36.29%
2012	1,561	$1.75	to	$1.06	$1,808	1.79%	0.45%	to	0.90%	13.94%		to	13.43%
2011	1,748	$1.53	to	$0.93	$1,750	1.75%	0.45%	to	0.90%	3.58%		to	3.11%
2010	1,947	$1.48	to	$0.91	$1,768	1.41%	0.45%	to	0.90%	12.34%		to	11.83%

134	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser I
2014	426	$1.46	to	$1.45	$619	0.04%	0.45%	to	0.90%	7.95%		to	7.47%
2013	340	$1.36	to	$1.35	$460	0.43%	0.45%	to	0.90%	39.51%		to	38.88%
2012	401	$0.97	to	$0.97	$389	—	0.45%	to	0.90%	(2.80	%)(8)	to	(3.09	%)(8)
Invesco VI Am Fran, Ser II
2014	590	$1.26	to	$1.44	$822	—	0.30%	to	0.90%	7.84%		to	7.20%
2013	545	$1.17	to	$1.34	$724	0.25%	0.30%	to	0.90%	19.48	%(11)	to	38.54%
2012	484	$0.97	to	$0.97	$468	—	0.90%	to	0.90%	(3.28	%)(8)	to	(3.28	%)(8)
Invesco VI Bal Risk Alloc, Ser II
2014	12	$1.06	to	$1.00	$13	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(13)
2013	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.81	%)(12)	to	(0.81	%)(12)
Invesco VI Comstock, Ser II
2014	210	$1.18	to	$1.41	$321	1.20%	0.30%	to	0.90%	8.77%		to	8.12%
2013	421	$1.08	to	$1.30	$569	1.56%	0.30%	to	0.90%	11.89	%(11)	to	34.44%
2012	251	$1.91	to	$0.97	$254	1.54%	0.45%	to	0.90%	18.39%		to	17.85%
2011	263	$1.61	to	$0.82	$220	1.48%	0.45%	to	0.90%	(2.55%)		to	(2.98%)
2010	287	$1.66	to	$0.85	$244	0.33%	0.45%	to	0.90%	15.17%		to	14.66%
Invesco VI Core Eq, Ser I
2014	4,278	$2.35	to	$2.88	$12,048	0.85%	0.45%	to	0.90%	7.66%		to	7.18%
2013	4,662	$2.19	to	$2.68	$12,257	1.38%	0.45%	to	0.90%	28.67%		to	28.09%
2012	5,164	$1.70	to	$2.09	$10,631	0.96%	0.45%	to	0.90%	13.37%		to	12.86%
2011	5,707	$1.50	to	$1.86	$10,471	0.96%	0.45%	to	0.90%	(0.51%)		to	(0.96%)
2010	6,251	$1.51	to	$1.87	$11,709	0.96%	0.45%	to	0.90%	9.07%		to	8.57%
Invesco VI Div Divd, Ser I
2014	398	$1.19	to	$1.57	$627	1.73%	0.30%	to	0.90%	12.49%		to	11.82%
2013	415	$1.06	to	$1.40	$583	2.64%	0.30%	to	0.90%	9.96	%(11)	to	29.86%
2012	304	$1.09	to	$1.08	$329	1.90%	0.45%	to	0.90%	18.19%		to	17.66%
2011	367	$0.92	to	$0.92	$337	—	0.45%	to	0.90%	(7.97	%)(7)	to	(8.25	%)(7)
Invesco VI Intl Gro, Ser II
2014	803	$1.10	to	$1.12	$1,100	1.43%	0.30%	to	0.90%	(0.21%)		to	(0.81%)
2013	743	$1.11	to	$1.13	$1,038	1.02%	0.30%	to	0.90%	10.65	%(11)	to	17.65%
2012	801	$1.72	to	$0.96	$928	1.27%	0.45%	to	0.90%	14.74%		to	14.22%
2011	910	$1.50	to	$0.84	$889	1.16%	0.45%	to	0.90%	(7.41%)		to	(7.82%)
2010	1,055	$1.62	to	$0.91	$965	0.64%	0.45%	to	0.90%	12.10%		to	11.60%
Invesco VI Mid Cap Gro, Ser I
2014	313	$1.20	to	$1.42	$447	—	0.30%	to	0.90%	7.71%		to	7.07%
2013	314	$1.11	to	$1.33	$418	0.40%	0.30%	to	0.90%	14.88	%(11)	to	35.79%
2012	327	$0.98	to	$0.98	$319	—	0.45%	to	0.90%	(2.02	%)(8)	to	(2.32	%)(8)
Invesco VI Mid Cap Gro, Ser II
2014	218	$1.19	to	$1.41	$295	—	0.30%	to	0.90%	7.37%		to	6.73%
2013	220	$1.11	to	$1.32	$287	0.21%	0.30%	to	0.90%	14.99	%(11)	to	35.38%
2012	265	$0.98	to	$0.98	$259	—	0.90%	to	0.90%	(2.33	%)(8)	to	(2.33	%)(8)
Invesco VI Tech, Ser I
2014	168	$1.22	to	$2.11	$367	—	0.30%	to	0.90%	10.72%		to	10.06%
2013	182	$1.10	to	$1.92	$356	—	0.30%	to	0.90%	12.72	%(11)	to	24.02%
2012	207	$2.08	to	$1.54	$326	—	0.45%	to	0.90%	10.78%		to	10.28%
2011	210	$1.88	to	$1.40	$301	0.20%	0.45%	to	0.90%	(5.48%)		to	(5.90%)
2010	168	$1.99	to	$1.49	$251	—	0.45%	to	0.90%	20.76%		to	20.22%
Ivy VIP Asset Strategy
2014	302	$1.03	to	$0.96	$304	0.59%	0.00%	to	0.90%	(5.26%)		to	(4.86	%)(13)
2013	—	$1.09	to	$1.09	$0	—	0.00%	to	0.00%	4.56	%(12)	to	4.56	%(12)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	135

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Aspen Enterprise, Serv
2014	245	$3.21	to	$1.42	$556	0.03%	0.45%	to	0.90%	11.74%		to	11.24%
2013	257	$2.87	to	$1.28	$522	0.37%	0.45%	to	0.90%	31.45%		to	30.86%
2012	322	$2.18	to	$0.98	$465	—	0.45%	to	0.90%	16.46%		to	15.94%
2011	395	$1.88	to	$0.84	$442	—	0.45%	to	0.90%	(2.09%)		to	(2.53%)
2010	610	$1.92	to	$0.86	$529	—	0.45%	to	0.90%	24.96%		to	24.40%
Janus Aspen Flex Bond, Serv
2014	0	$1.05	to	$1.05	$0	3.22%	0.00%	to	0.00%	4.69%		to	4.69%
2013	—	$1.01	to	$1.01	$0	4.01%	0.00%	to	0.00%	0.04	%(12)	to	0.04	%(12)
Janus Aspen Gbl Alloc Mod, Serv
2014	0	$1.20	to	$1.20	$0	2.95%	0.00%	to	0.00%	3.22%		to	3.22%
2013	—	$1.16	to	$1.16	$0	1.44%	0.00%	to	0.00%	14.68%		to	14.68%
2012	—	$1.01	to	$1.01	$0	15.22%	0.00%	to	0.00%	3.12	%(9)	to	3.12	%(9)
Janus Aspen Global Tech, Serv
2014	805	$1.24	to	$1.05	$1,118	—	0.30%	to	0.90%	9.02%		to	8.37%
2013	1,164	$1.13	to	$0.97	$1,342	—	0.30%	to	0.90%	15.23	%(11)	to	34.18%
2012	1,259	$2.19	to	$0.72	$1,048	—	0.45%	to	0.90%	18.61%		to	18.08%
2011	1,829	$1.85	to	$0.61	$1,198	—	0.45%	to	0.90%	(9.07%)		to	(9.47%)
2010	1,879	$2.03	to	$0.68	$1,269	—	0.45%	to	0.90%	23.84%		to	23.28%
Janus Aspen Janus, Serv
2014	341	$1.47	to	$1.49	$550	0.22%	0.00%	to	0.90%	12.73%		to	11.72%
2013	412	$1.30	to	$1.34	$597	0.66%	0.00%	to	0.90%	29.99%		to	28.83%
2012	448	$1.00	to	$1.04	$494	0.43%	0.00%	to	0.90%	3.73	%(9)	to	17.22%
2011	567	$1.52	to	$0.88	$512	0.44%	0.45%	to	0.90%	(5.96%)		to	(6.38%)
2010	548	$1.62	to	$0.95	$518	0.07%	0.45%	to	0.90%	13.74%		to	13.23%
Janus Aspen Overseas, Serv
2014	1,700	$0.97	to	$1.53	$2,726	2.98%	0.30%	to	0.90%	(12.36%)		to	(12.89%)
2013	1,841	$1.11	to	$1.76	$3,383	3.05%	0.30%	to	0.90%	14.24	%(11)	to	13.26%
2012	2,086	$1.77	to	$1.55	$3,346	0.60%	0.45%	to	0.90%	12.67%		to	12.16%
2011	2,495	$1.57	to	$1.38	$3,517	0.38%	0.45%	to	0.90%	(32.64%)		to	(32.94%)
2010	2,888	$2.34	to	$2.06	$5,958	0.54%	0.45%	to	0.90%	24.46%		to	23.90%
Lazard Ret Global Dyn MA, Serv
2014	46	$1.10	to	$0.99	$46	3.02%	0.00%	to	0.90%	2.68%		to	(1.84	%)(13)
2013	—	$1.07	to	$1.07	$0	1.43%	0.00%	to	0.00%	4.16	%(12)	to	4.16	%(12)
MFS Inv Gro Stock, Serv Cl
2014	1,212	$1.22	to	$1.26	$1,934	0.28%	0.30%	to	0.90%	10.78%		to	10.12%
2013	1,451	$1.10	to	$1.14	$2,060	0.42%	0.30%	to	0.90%	12.97	%(11)	to	28.89%
2012	1,833	$1.91	to	$0.89	$1,907	0.22%	0.45%	to	0.90%	16.16%		to	15.63%
2011	2,108	$1.64	to	$0.77	$1,848	0.26%	0.45%	to	0.90%	(0.08%)		to	(0.53%)
2010	2,475	$1.64	to	$0.77	$1,911	0.60%	0.45%	to	0.90%	11.65%		to	11.15%
MFS New Dis, Serv Cl
2014	769	$1.04	to	$1.81	$1,639	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
2013	979	$1.13	to	$1.98	$2,236	—	0.30%	to	0.90%	16.41	%(11)	to	39.95%
2012	946	$2.57	to	$1.41	$1,534	—	0.45%	to	0.90%	20.35%		to	19.81%
2011	1,084	$2.13	to	$1.18	$1,386	—	0.45%	to	0.90%	(10.90%)		to	(11.30%)
2010	1,286	$2.40	to	$1.33	$1,710	—	0.45%	to	0.90%	35.33%		to	34.72%
MFS Utilities, Serv Cl
2014	552	$1.34	to	$4.00	$1,782	1.85%	0.00%	to	0.90%	12.47%		to	11.46%
2013	531	$1.19	to	$3.59	$1,701	2.17%	0.00%	to	0.90%	20.21%		to	19.14%
2012	491	$0.99	to	$3.01	$1,387	6.32%	0.00%	to	0.90%	4.44	%(9)	to	12.20%
2011	502	$1.64	to	$2.69	$1,298	3.10%	0.45%	to	0.90%	6.03%		to	5.55%
2010	475	$1.55	to	$2.54	$1,208	3.02%	0.45%	to	0.90%	13.00%		to	12.49%

136	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS UIF Global Real Est, Cl II
2014	407	$1.13	to	$1.07	$472	0.73%	0.30%	to	0.90%	13.51%		to	12.83%
2013	403	$1.00	to	$0.95	$396	3.33%	0.30%	to	0.90%	4.24	%(11)	to	1.71%
2012	280	$2.32	to	$0.93	$278	0.54%	0.45%	to	0.90%	29.36%		to	28.78%
2011	250	$1.79	to	$0.73	$193	3.35%	0.45%	to	0.90%	(10.56%)		to	(10.96%)
2010	250	$2.00	to	$0.81	$204	3.47%	0.45%	to	0.90%	21.77%		to	21.22%
MS UIF Mid Cap Gro, Cl II
2014	157	$1.43	to	$1.59	$275	—	0.00%	to	0.90%	1.84%		to	0.93%
2013	171	$1.40	to	$1.58	$307	0.23%	0.00%	to	0.90%	37.48%		to	36.25%
2012	206	$1.02	to	$1.16	$259	—	0.00%	to	0.90%	5.45	%(9)	to	7.51%
2011	244	$2.04	to	$1.08	$272	0.27%	0.45%	to	0.90%	(7.59%)		to	(8.00%)
2010	210	$2.20	to	$1.17	$246	—	0.45%	to	0.90%	31.68%		to	31.09%
NB AMT Abs Return Multi-Mgr, Cl S
2014	—	$0.99	to	$0.99	$0	—	0.00%	to	0.90%	(1.19	%)(13)	to	(1.64	%)(13)
NB AMT Soc Responsive, Cl S
2014	4	$1.50	to	$1.50	$7	0.14%	0.00%	to	0.00%	10.11%		to	10.11%
2013	—	$1.37	to	$1.37	$0	0.57%	0.00%	to	0.00%	37.42%		to	37.42%
2012	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	2.98	%(9)	to	2.98	%(9)
Oppen Global VA, Serv
2014	581	$1.36	to	$1.45	$938	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
2013	556	$1.33	to	$1.44	$870	1.21%	0.00%	to	0.90%	26.99%		to	25.85%
2012	510	$1.05	to	$1.14	$595	2.00%	0.00%	to	0.90%	7.21	%(9)	to	19.86%
2011	566	$1.60	to	$0.95	$547	1.08%	0.45%	to	0.90%	(8.93%)		to	(9.35%)
2010	562	$1.75	to	$1.05	$590	0.93%	0.45%	to	0.90%	15.19%		to	14.67%
Oppen Global Strategic Inc VA, Srv
2014	1,683	$1.04	to	$1.44	$2,425	3.90%	0.00%	to	0.90%	2.49%		to	1.57%
2013	1,858	$1.01	to	$1.41	$2,649	4.79%	0.00%	to	0.90%	0.00	%(12)	to	(1.26%)
2012	2,172	$1.54	to	$1.43	$3,136	5.62%	0.45%	to	0.90%	12.64%		to	12.13%
2011	2,251	$1.36	to	$1.28	$2,888	2.86%	0.45%	to	0.90%	0.20%		to	(0.25%)
2010	2,445	$1.36	to	$1.28	$3,131	14.27%	0.45%	to	0.90%	14.26%		to	13.74%
Oppen Main St Sm Cap VA, Serv
2014	491	$1.62	to	$1.73	$917	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
2013	446	$1.45	to	$1.56	$747	0.70%	0.00%	to	0.90%	40.63%		to	39.36%
2012	312	$1.03	to	$1.12	$357	0.35%	0.00%	to	0.90%	6.57	%(9)	to	16.61%
2011	309	$1.83	to	$0.96	$303	0.40%	0.45%	to	0.90%	(2.82%)		to	(3.26%)
2010	275	$1.88	to	$0.99	$273	0.44%	0.45%	to	0.90%	22.50%		to	21.95%
PIMCO VIT All Asset, Advisor Cl
2014	1,069	$1.02	to	$1.34	$1,477	4.59%	0.00%	to	0.90%	0.45%		to	(0.45%)
2013	1,619	$1.02	to	$1.35	$2,239	4.02%	0.00%	to	0.90%	0.12%		to	(0.79%)
2012	2,578	$1.02	to	$1.36	$3,574	4.93%	0.00%	to	0.90%	2.66	%(9)	to	13.78%
2011	2,445	$1.44	to	$1.19	$2,965	7.64%	0.45%	to	0.90%	1.47%		to	1.01%
2010	2,188	$1.42	to	$1.18	$2,587	5.98%	0.45%	to	0.90%	12.50%		to	11.99%
PIMCO VIT Glb MA Man Alloc, Adv Cl
2014	1	$0.97	to	$0.97	$1	2.56%	0.00%	to	0.00%	4.57%		to	4.57%
2013	0	$0.93	to	$0.93	$0	1.44%	0.00%	to	0.00%	(7.91%)		to	(7.91%)
2012	—	$1.01	to	$1.01	$0	8.26%	0.00%	to	0.00%	2.96	%(9)	to	2.96	%(9)
PIMCO VIT Tot Return, Advisor Cl
2014	5	$1.04	to	$1.02	$15	3.50%	0.00%	to	0.90%	4.53%		to	0.91	%(13)
2013	—	$1.00	to	$1.00	$2	3.02%	0.00%	to	0.00%	(0.59	%)(12)	to	(0.59	%)(12)
Put VT Global Hlth Care, Cl IB
2014	300	$1.40	to	$2.84	$825	8.88%	0.30%	to	0.90%	27.26%		to	26.50%
2013	280	$1.10	to	$2.25	$608	1.00%	0.30%	to	0.90%	13.46	%(11)	to	40.39%
2012	213	$1.54	to	$1.60	$340	1.10%	0.45%	to	0.90%	21.72%		to	21.17%
2011	163	$1.27	to	$1.32	$215	3.38%	0.45%	to	0.90%	(1.62%)		to	(2.06%)
2010	146	$1.29	to	$1.35	$197	1.96%	0.45%	to	0.90%	2.01%		to	1.55%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	137

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Hi Yield, Cl IB
2014	239	$2.07	to	$2.38	$536	6.04%	0.45%	to	0.90%	1.11%		to	0.64%
2013	251	$2.05	to	$2.37	$558	7.11%	0.45%	to	0.90%	7.37%		to	6.89%
2012	311	$1.91	to	$2.22	$661	8.02%	0.45%	to	0.90%	15.49%		to	14.96%
2011	361	$1.65	to	$1.93	$676	7.98%	0.45%	to	0.90%	1.30%		to	0.84%
2010	395	$1.63	to	$1.91	$755	7.93%	0.45%	to	0.90%	13.53%		to	13.02%
Put VT Intl Eq, Cl IB
2014	150	$1.05	to	$1.76	$247	0.81%	0.30%	to	0.90%	(7.06%)		to	(7.61%)
2013	99	$1.13	to	$1.91	$190	1.33%	0.30%	to	0.90%	13.11	%(11)	to	26.92%
2012	73	$1.56	to	$1.50	$110	2.21%	0.45%	to	0.90%	21.37%		to	20.82%
2011	80	$1.28	to	$1.24	$99	3.39%	0.45%	to	0.90%	(17.30%)		to	(17.68%)
2010	85	$1.55	to	$1.51	$128	3.62%	0.45%	to	0.90%	9.53%		to	9.04%
Put VT Multi-Cap Gro, Cl IA
2014	3,555	$2.80	to	$2.46	$8,808	0.52%	0.45%	to	0.90%	13.29%		to	12.78%
2013	3,876	$2.47	to	$2.18	$8,507	0.74%	0.45%	to	0.90%	36.13%		to	35.52%
2012	4,281	$1.82	to	$1.61	$6,923	0.50%	0.45%	to	0.90%	16.56%		to	16.04%
2011	4,642	$1.56	to	$1.38	$6,458	0.40%	0.45%	to	0.90%	(5.30%)		to	(5.73%)
2010	5,155	$1.65	to	$1.47	$7,574	0.59%	0.45%	to	0.90%	19.34%		to	18.80%
Put VT Multi-Cap Gro, Cl IB
2014	285	$1.28	to	$1.87	$539	0.30%	0.30%	to	0.90%	13.15%		to	12.47%
2013	272	$1.13	to	$1.66	$456	0.50%	0.30%	to	0.90%	16.44	%(11)	to	35.22%
2012	289	$1.24	to	$1.23	$358	0.23%	0.45%	to	0.90%	16.23%		to	15.71%
2011	279	$1.07	to	$1.06	$298	0.26%	0.45%	to	0.90%	(5.51%)		to	(5.93%)
2010	311	$1.13	to	$1.13	$352	—	0.45%	to	0.90%	13.18	%(6)	to	13.04	%(6)
Royce Micro-Cap, Invest Cl
2014	926	$2.38	to	$3.10	$2,544	—	0.45%	to	0.90%	(4.01%)		to	(4.44%)
2013	1,029	$2.48	to	$3.24	$2,962	0.50%	0.45%	to	0.90%	20.44%		to	19.90%
2012	1,199	$2.06	to	$2.71	$2,937	—	0.45%	to	0.90%	7.12%		to	6.64%
2011	1,367	$1.92	to	$2.54	$3,309	2.30%	0.45%	to	0.90%	(12.49%)		to	(12.89%)
2010	1,458	$2.20	to	$2.91	$4,244	1.83%	0.45%	to	0.90%	29.38%		to	28.80%
Third Ave Val
2014	1,200	$2.19	to	$2.46	$2,785	2.95%	0.45%	to	0.90%	3.91%		to	3.44%
2013	1,319	$2.11	to	$2.38	$2,953	3.34%	0.45%	to	0.90%	18.44%		to	17.90%
2012	1,457	$1.78	to	$2.02	$2,800	0.88%	0.45%	to	0.90%	26.76%		to	26.19%
2011	1,615	$1.41	to	$1.60	$2,508	1.78%	0.45%	to	0.90%	(21.66%)		to	(22.01%)
2010	1,762	$1.79	to	$2.05	$3,612	3.85%	0.45%	to	0.90%	13.55%		to	13.04%
VanEck VIP Global Gold, Cl S
2014	3	$0.81	to	$0.76	$3	0.05%	0.00%	to	0.90%	(6.04%)		to	(30.79	%)(13)
2013	—	$0.86	to	$0.86	$0	—	0.00%	to	0.00%	(13.73	%)(12)	to	(13.73	%)(12)
VP Aggr, Cl 2
2014	6,859	$1.28	to	$1.52	$10,138	—	0.00%	to	0.90%	5.53%		to	4.58%
2013	5,304	$1.22	to	$1.45	$7,552	—	0.00%	to	0.90%	20.74%		to	19.65%
2012	3,520	$1.01	to	$1.21	$4,277	—	0.00%	to	0.90%	3.67	%(9)	to	12.68%
2011	2,822	$1.09	to	$1.08	$3,041	—	0.45%	to	0.90%	(3.53%)		to	(3.97%)
2010	1,262	$1.13	to	$1.12	$1,416	—	0.45%	to	0.90%	13.71	%(5)	to	13.37	%(5)
VP Aggr, Cl 4
2014	12,398	$1.13	to	$1.52	$18,508	—	0.30%	to	0.90%	5.20%		to	4.57%
2013	12,590	$1.07	to	$1.45	$18,296	—	0.30%	to	0.90%	9.58	%(11)	to	19.62%
2012	12,494	$1.23	to	$1.22	$15,208	—	0.45%	to	0.90%	13.18%		to	12.66%
2011	13,033	$1.09	to	$1.08	$14,072	—	0.45%	to	0.90%	(3.35%)		to	(3.79%)
2010	13,081	$1.13	to	$1.12	$14,675	—	0.45%	to	0.90%	13.71	%(5)	to	13.37	%(5)
VP AC Div Bond, Cl 2
2014	—	$1.03	to	$1.03	$0	1.38%	0.00%	to	0.00%	5.81%		to	5.81%
2013	—	$0.97	to	$0.97	$0	1.71%	0.00%	to	0.00%	(2.71%)		to	(2.71%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.00	%(9)	to	0.00	%(9)

138	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP AQR Man Fut Strategy, Cl 2
2014	0	$1.18	to	$1.18	$0	1.63%	0.00%	to	0.00%	10.00%		to	10.00%
2013	0	$1.07	to	$1.07	$0	—	0.00%	to	0.00%	5.97	%(12)	to	5.97	%(12)
VP BR Gl Infl Prot Sec, Cl 2
2014	1	$1.04	to	$1.04	$1	—	0.00%	to	0.00%	8.41%		to	8.41%
2013	1	$0.96	to	$0.96	$1	—	0.00%	to	0.00%	(5.61%)		to	(5.61%)
2012	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	0.53	%(9)	to	0.53	%(9)
VP BR Gl Infl Prot Sec, Cl 3
2014	576	$1.07	to	$1.37	$776	—	0.30%	to	0.90%	8.27%		to	7.61%
2013	606	$0.98	to	$1.28	$767	—	0.30%	to	0.90%	0.27	%(11)	to	(6.33%)
2012	833	$1.28	to	$1.36	$1,129	4.46%	0.45%	to	0.90%	5.14%		to	4.66%
2011	932	$1.22	to	$1.30	$1,205	7.25%	0.45%	to	0.90%	9.54%		to	9.04%
2010	819	$1.12	to	$1.19	$979	0.78%	0.45%	to	0.90%	3.65%		to	3.19%
VP Col Wanger Intl Eq, Cl 2
2014	19	$1.20	to	$1.20	$23	1.74%	0.00%	to	0.00%	(4.05%)		to	(4.05%)
2013	2	$1.25	to	$1.25	$3	0.89%	0.00%	to	0.00%	22.02%		to	22.02%
2012	—	$1.03	to	$1.03	$0	1.89%	0.00%	to	0.00%	4.80	%(9)	to	4.80	%(9)
Col VP US Eq, Cl 2
2014	3	$1.45	to	$1.45	$5	—	0.00%	to	0.00%	3.04%		to	3.04%
2013	3	$1.41	to	$1.41	$4	—	0.00%	to	0.00%	34.72%		to	34.72%
2012	—	$1.04	to	$1.04	$0	—	0.00%	to	0.00%	6.66	%(9)	to	6.66	%(9)
VP Conserv, Cl 2
2014	462	$1.08	to	$1.20	$557	—	0.00%	to	0.90%	4.24%		to	3.30%
2013	594	$1.04	to	$1.16	$692	—	0.00%	to	0.90%	3.18%		to	2.24%
2012	806	$1.00	to	$1.14	$918	—	0.00%	to	0.90%	1.04	%(9)	to	6.30%
2011	525	$1.08	to	$1.07	$562	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	151	$1.05	to	$1.05	$158	—	0.45%	to	0.90%	5.63	%(5)	to	5.32	%(5)
VP Conserv, Cl 4
2014	861	$1.06	to	$1.20	$1,037	—	0.30%	to	0.90%	4.03%		to	3.39%
2013	2,039	$1.02	to	$1.16	$2,369	—	0.30%	to	0.90%	2.71	%(11)	to	2.16%
2012	2,727	$1.15	to	$1.14	$3,101	—	0.45%	to	0.90%	6.80%		to	6.30%
2011	2,044	$1.08	to	$1.07	$2,187	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	1,937	$1.05	to	$1.05	$2,025	—	0.45%	to	0.90%	5.63	%(5)	to	5.32	%(5)
VP DFA Intl Val, Cl 2
2014	1	$1.16	to	$1.16	$2	2.18%	0.00%	to	0.00%	(7.70%)		to	(7.70%)
2013	1	$1.26	to	$1.26	$1	1.74%	0.00%	to	0.00%	19.79%		to	19.79%
2012	—	$1.05	to	$1.05	$0	2.61%	0.00%	to	0.00%	8.29	%(9)	to	8.29	%(9)
VP EV Floating Rate Inc, Cl 2
2014	3	$1.05	to	$1.05	$3	4.03%	0.00%	to	0.00%	0.56%		to	0.56%
2013	2	$1.05	to	$1.05	$2	3.31%	0.00%	to	0.00%	3.92%		to	3.92%
2012	—	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	0.71	%(9)	to	0.71	%(9)
VP GS Commodity Strategy, Cl 2
2014	0	$0.82	to	$0.82	$0	—	0.00%	to	0.00%	(16.94%)		to	(16.94%)
2013	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	(2.17	%)(12)	to	(2.17	%)(12)
VP Holl Lg Cap Gro, Cl 2
2014	0	$1.38	to	$1.38	$0	—	0.00%	to	0.00%	7.04%		to	7.04%
2013	0	$1.29	to	$1.29	$0	—	0.00%	to	0.00%	30.95%		to	30.95%
2012	—	$0.98	to	$0.98	$0	—	0.00%	to	0.00%	2.66	%(9)	to	2.66	%(9)
VP Invesco Intl Gro, Cl 2
2014	12	$1.22	to	$1.22	$14	1.55%	0.00%	to	0.00%	(0.08%)		to	(0.08%)
2013	3	$1.22	to	$1.22	$4	0.34%	0.00%	to	0.00%	18.89%		to	18.89%
2012	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	5.66	%(9)	to	5.66	%(9)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	139

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP JPM Core Bond, Cl 2
2014	2	$1.03	to	$1.03	$2	2.03%	0.00%	to	0.00%	5.11%		to	5.11%
2013	1	$0.98	to	$0.98	$1	1.83%	0.00%	to	0.00%	(2.49%)		to	(2.49%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.18	%)(9)	to	(0.18	%)(9)
VP Jennison Mid Cap Gro, Cl 2
2014	1	$1.39	to	$1.39	$1	—	0.00%	to	0.00%	9.06%		to	9.06%
2013	0	$1.28	to	$1.28	$0	—	0.00%	to	0.00%	27.69%		to	27.69%
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	3.08	%(9)	to	3.08	%(9)
VP Loomis Sayles Gro, Cl 2
2014	1	$1.42	to	$1.42	$2	—	0.00%	to	0.00%	12.36%		to	12.36%
2013	0	$1.27	to	$1.27	$0	—	0.00%	to	0.00%	29.39%		to	29.39%
2012	—	$0.98	to	$0.98	$0	—	0.00%	to	0.00%	2.82	%(9)	to	2.82	%(9)
VP MFS Val, Cl 2
2014	0	$1.48	to	$1.48	$0	—	0.00%	to	0.00%	10.10%		to	10.10%
2013	0	$1.34	to	$1.34	$0	—	0.00%	to	0.00%	35.48%		to	35.48%
2012	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	3.33	%(9)	to	3.33	%(9)
VP Mod, Cl 2
2014	17,227	$1.18	to	$1.37	$23,454	—	0.00%	to	0.90%	5.06%		to	4.12%
2013	15,914	$1.12	to	$1.32	$20,966	—	0.00%	to	0.90%	11.36%		to	10.35%
2012	12,709	$1.01	to	$1.19	$15,197	—	0.00%	to	0.90%	2.51	%(9)	to	9.87%
2011	9,258	$1.10	to	$1.09	$10,067	—	0.45%	to	0.90%	(0.17%)		to	(0.63%)
2010	3,772	$1.10	to	$1.09	$4,127	—	0.45%	to	0.90%	9.89	%(5)	to	9.56	%(5)
VP Mod, Cl 4
2014	29,433	$1.09	to	$1.37	$40,467	—	0.30%	to	0.90%	4.74%		to	4.11%
2013	30,538	$1.04	to	$1.32	$40,410	—	0.30%	to	0.90%	6.03	%(11)	to	10.42%
2012	33,766	$1.21	to	$1.20	$40,410	—	0.45%	to	0.90%	10.37%		to	9.86%
2011	34,979	$1.10	to	$1.09	$38,078	—	0.45%	to	0.90%	(0.08%)		to	(0.54%)
2010	34,763	$1.10	to	$1.09	$38,032	—	0.45%	to	0.90%	9.89	%(5)	to	9.56	%(5)
VP Mod Aggr, Cl 2
2014	17,168	$1.23	to	$1.45	$24,432	—	0.00%	to	0.90%	5.15%		to	4.20%
2013	14,647	$1.17	to	$1.39	$20,036	—	0.00%	to	0.90%	16.08%		to	15.03%
2012	10,137	$1.01	to	$1.21	$12,260	—	0.00%	to	0.90%	3.08	%(9)	to	11.23%
2011	7,020	$1.09	to	$1.09	$7,628	—	0.45%	to	0.90%	(1.87%)		to	(2.32%)
2010	3,107	$1.12	to	$1.11	$3,455	—	0.45%	to	0.90%	11.69	%(5)	to	11.35	%(5)
VP Mod Aggr, Cl 4
2014	41,128	$1.11	to	$1.45	$59,724	—	0.30%	to	0.90%	4.90%		to	4.26%
2013	40,845	$1.06	to	$1.39	$56,902	—	0.30%	to	0.90%	7.75	%(11)	to	15.00%
2012	39,344	$1.23	to	$1.21	$47,693	—	0.45%	to	0.90%	11.72%		to	11.20%
2011	39,406	$1.10	to	$1.09	$42,916	—	0.45%	to	0.90%	(1.78%)		to	(2.22%)
2010	39,739	$1.12	to	$1.11	$44,226	—	0.45%	to	0.90%	11.79	%(5)	to	11.45	%(5)
VP Mod Conserv, Cl 2
2014	2,036	$1.13	to	$1.28	$2,628	—	0.00%	to	0.90%	4.77%		to	3.83%
2013	2,034	$1.08	to	$1.24	$2,524	—	0.00%	to	0.90%	7.12%		to	6.16%
2012	2,154	$1.01	to	$1.16	$2,511	—	0.00%	to	0.90%	1.70	%(9)	to	7.77%
2011	1,568	$1.09	to	$1.08	$1,695	—	0.45%	to	0.90%	1.41%		to	0.94%
2010	558	$1.07	to	$1.07	$597	—	0.45%	to	0.90%	7.50	%(5)	to	7.17	%(5)
VP Mod Conserv, Cl 4
2014	4,126	$1.08	to	$1.29	$5,324	—	0.30%	to	0.90%	4.45%		to	3.82%
2013	4,375	$1.03	to	$1.24	$5,432	—	0.30%	to	0.90%	4.46	%(11)	to	6.14%
2012	5,650	$1.18	to	$1.17	$6,604	—	0.45%	to	0.90%	8.34%		to	7.84%
2011	6,197	$1.09	to	$1.08	$6,713	—	0.45%	to	0.90%	1.50%		to	1.03%
2010	6,731	$1.07	to	$1.07	$7,211	—	0.45%	to	0.90%	7.60	%(5)	to	7.27	%(5)

140	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP MS Global Real Est, Cl 2
2014	14	$1.24	to	$1.24	$18	1.95%	0.00%	to	0.00%	13.81%		to	13.81%
2013	2	$1.09	to	$1.09	$3	1.30%	0.00%	to	0.00%	3.05%		to	3.05%
2012	—	$1.06	to	$1.06	$0	—	0.00%	to	0.00%	6.82	%(9)	to	6.82	%(9)
VP Multi-Mgr Div Inc, Cl 2
2014	—	$0.99	to	$0.99	$0	1.86%	0.00%	to	0.90%	(0.66	%)(13)	to	(1.12	%)(13)
VP Multi-Mgr Int Rate Adapt, Cl 2
2014	—	$1.00	to	$0.99	$0	1.49%	0.00%	to	0.90%	(0.55	%)(13)	to	(1.01	%)(13)
VP NFJ Divd Val, Cl 2
2014	1	$1.37	to	$1.37	$1	—	0.00%	to	0.00%	9.54%		to	9.54%
2013	0	$1.25	to	$1.25	$0	—	0.00%	to	0.00%	27.71%		to	27.71%
2012	—	$0.98	to	$0.98	$0	—	0.00%	to	0.00%	3.20	%(9)	to	3.20	%(9)
VP Nuveen Winslow Lg Cap Gro, Cl 2
2014	4	$1.47	to	$1.47	$6	—	0.00%	to	0.00%	10.15%		to	10.15%
2013	0	$1.34	to	$1.34	$0	—	0.00%	to	0.00%	36.21%		to	36.21%
2012	—	$0.98	to	$0.98	$0	—	0.00%	to	0.00%	2.80	%(9)	to	2.80	%(9)
VP Ptnrs Sm Cap Gro, Cl 2
2014	1	$1.36	to	$1.36	$1	—	0.00%	to	0.00%	(0.49%)		to	(0.49%)
2013	0	$1.37	to	$1.37	$0	—	0.00%	to	0.00%	39.89%		to	39.89%
2012	—	$0.98	to	$0.98	$0	—	0.00%	to	0.00%	4.94	%(9)	to	4.94	%(9)
VP Ptnrs Sm Cap Val, Cl 2
2014	0	$1.42	to	$1.42	$0	—	0.00%	to	0.00%	1.94%		to	1.94%
2013	—	$1.39	to	$1.39	$0	—	0.00%	to	0.00%	34.67%		to	34.67%
2012	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	6.73	%(9)	to	6.73	%(9)
VP Ptnrs Sm Cap Val, Cl 3
2014	265	$1.11	to	$2.68	$688	—	0.30%	to	0.90%	1.76%		to	1.14%
2013	284	$1.09	to	$2.65	$748	—	0.30%	to	0.90%	13.13	%(11)	to	33.59%
2012	306	$1.98	to	$1.99	$607	—	0.45%	to	0.90%	13.00%		to	12.49%
2011	344	$1.76	to	$1.76	$606	—	0.45%	to	0.90%	(4.88%)		to	(5.31%)
2010	358	$1.85	to	$1.86	$667	—	0.45%	to	0.90%	23.87%		to	23.31%
VP Pyramis Intl Eq, Cl 2
2014	9	$1.18	to	$1.18	$11	0.55%	0.00%	to	0.00%	(7.02%)		to	(7.02%)
2013	1	$1.27	to	$1.27	$1	1.77%	0.00%	to	0.00%	21.27%		to	21.27%
2012	—	$1.05	to	$1.05	$0	2.13%	0.00%	to	0.00%	6.89	%(9)	to	6.89	%(9)
VP Pyrford Intl Eq, Cl 2
2014	—	$1.03	to	$1.03	$0	2.77%	0.00%	to	0.00%	(0.20%)		to	(0.20%)
2013	0	$1.03	to	$1.03	$0	0.30%	0.00%	to	0.00%	0.91	%(12)	to	0.91	%(12)
VP Sit Divd Gro, Cl 2
2014	—	$1.41	to	$1.41	$0	—	0.00%	to	0.00%	11.57%		to	11.57%
2013	—	$1.27	to	$1.27	$0	—	0.00%	to	0.00%	28.26%		to	28.26%
2012	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	2.31	%(9)	to	2.31	%(9)
VP Sit Divd Gro, Cl 3
2014	275	$1.20	to	$1.26	$372	—	0.30%	to	0.90%	11.42%		to	10.75%
2013	287	$1.07	to	$1.13	$344	—	0.30%	to	0.90%	11.17	%(11)	to	27.24%
2012	419	$1.72	to	$0.89	$388	—	0.45%	to	0.90%	10.19%		to	9.68%
2011	460	$1.56	to	$0.81	$390	—	0.45%	to	0.90%	(3.93%)		to	(4.37%)
2010	410	$1.62	to	$0.85	$348	—	0.45%	to	0.90%	11.03%		to	10.52%
VP TCW Core Plus Bond, Cl 2
2014	—	$1.02	to	$1.02	$0	0.38%	0.00%	to	0.00%	4.81%		to	4.81%
2013	—	$0.98	to	$0.98	$0	0.55%	0.00%	to	0.00%	(2.35%)		to	(2.35%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.19	%(9)	to	0.19	%(9)
VP Vty Estb Val, Cl 2
2014	4	$1.53	to	$1.53	$6	—	0.00%	to	0.00%	11.90%		to	11.90%
2013	0	$1.37	to	$1.37	$0	—	0.00%	to	0.00%	35.66%		to	35.66%
2012	—	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	3.83	%(9)	to	3.83	%(9)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	141

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Vty Estb Val, Cl 3
2014	64	$1.23	to	$1.83	$134	—	0.30%	to	0.90%	11.69%		to	11.02%
2013	77	$1.10	to	$1.65	$139	—	0.30%	to	0.90%	13.86	%(11)	to	34.64%
2012	78	$1.93	to	$1.22	$103	—	0.45%	to	0.90%	16.50%		to	15.96%
2011	115	$1.66	to	$1.05	$122	—	0.45%	to	0.90%	(6.86%)		to	(7.28%)
2010	120	$1.78	to	$1.14	$137	—	0.45%	to	0.90%	21.32%		to	20.77%
VP WF Short Duration Govt, Cl 2
2014	0	$1.00	to	$1.00	$0	0.19%	0.00%	to	0.00%	0.71%		to	0.71%
2013	—	$0.99	to	$0.99	$0	0.66%	0.00%	to	0.00%	(0.49%)		to	(0.49%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.00	%(9)	to	0.00	%(9)
Wanger Intl
2014	2,170	$1.06	to	$2.49	$5,158	1.44%	0.30%	to	0.90%	(4.69%)		to	(5.26%)
2013	2,189	$1.12	to	$2.63	$5,675	2.63%	0.30%	to	0.90%	11.20	%(11)	to	21.27%
2012	2,155	$2.06	to	$2.17	$4,645	1.19%	0.45%	to	0.90%	21.02%		to	20.47%
2011	2,418	$1.71	to	$1.80	$4,340	4.81%	0.45%	to	0.90%	(15.00%)		to	(15.39%)
2010	2,612	$2.01	to	$2.13	$5,563	2.16%	0.45%	to	0.90%	24.36%		to	23.80%
Wanger USA
2014	2,075	$1.14	to	$3.14	$6,022	—	0.30%	to	0.90%	4.47%		to	3.84%
2013	2,186	$1.09	to	$3.03	$6,465	0.14%	0.30%	to	0.90%	13.75	%(11)	to	32.55%
2012	2,352	$2.14	to	$2.28	$5,318	0.31%	0.45%	to	0.90%	19.48%		to	18.93%
2011	2,610	$1.79	to	$1.92	$4,984	—	0.45%	to	0.90%	(3.92%)		to	(4.36%)
2010	2,815	$1.87	to	$2.01	$5,652	—	0.45%	to	0.90%	22.80%		to	22.25%
WF Adv VT Index Asset Alloc, Cl 2
2014	271	$1.23	to	$2.19	$450	1.53%	0.30%	to	0.90%	17.71%		to	17.00%
2013	217	$1.04	to	$1.87	$389	1.67%	0.30%	to	0.90%	8.27	%(11)	to	18.56%
2012	213	$1.58	to	$1.58	$336	1.49%	0.90%	to	0.90%	12.02%		to	12.02%
2011	175	$1.41	to	$1.41	$246	3.26%	0.90%	to	0.90%	5.53%		to	5.53%
2010	163	$1.33	to	$1.33	$217	1.76%	0.90%	to	0.90%	12.27%		to	12.27%
WF Adv VT Intl Eq, Cl 2
2014	650	$1.04	to	$1.61	$1,058	2.70%	0.30%	to	0.90%	(5.64%)		to	(6.20%)
2013	666	$1.10	to	$1.71	$1,152	2.15%	0.30%	to	0.90%	9.22	%(11)	to	18.45%
2012	690	$1.47	to	$1.45	$1,002	1.29%	0.45%	to	0.90%	12.97%		to	12.46%
2011	790	$1.30	to	$1.29	$1,017	0.11%	0.45%	to	0.90%	(13.30%)		to	(13.69%)
2010	924	$1.50	to	$1.49	$1,377	0.74%	0.45%	to	0.90%	15.98%		to	15.46%
WF Adv VT Opp, Cl 2
2014	352	$1.48	to	$2.69	$956	0.06%	0.00%	to	0.90%	10.42%		to	9.43%
2013	371	$1.34	to	$2.46	$921	0.20%	0.00%	to	0.90%	30.68%		to	29.51%
2012	451	$1.03	to	$1.90	$863	0.09%	0.00%	to	0.90%	5.53	%(9)	to	14.48%
2011	535	$1.81	to	$1.66	$890	0.08%	0.45%	to	0.90%	(5.94%)		to	(6.36%)
2010	140	$1.93	to	$1.77	$247	0.77%	0.45%	to	0.90%	23.20%		to	22.65%
WF Adv VT Sm Cap Gro, Cl 2
2014	326	$1.42	to	$3.09	$790	—	0.00%	to	0.90%	(1.88%)		to	(2.76%)
2013	279	$1.44	to	$3.18	$846	—	0.00%	to	0.90%	50.22%		to	48.88%
2012	266	$0.96	to	$2.14	$569	—	0.00%	to	0.90%	4.93	%(9)	to	6.90%
2011	302	$2.05	to	$2.00	$604	—	0.45%	to	0.90%	(5.02%)		to	(5.45%)
2010	322	$2.16	to	$2.11	$681	—	0.45%	to	0.90%	26.20%		to	25.64%
WA Var Global Hi Yd Bond, Cl II
2014	—	$1.01	to	$1.01	$0	3.59%	0.00%	to	0.00%	(1.51%)		to	(1.51%)
2013	—	$1.03	to	$1.03	$0	27.17%	0.00%	to	0.00%	0.83	%(12)	to	0.83	%(12)

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

142	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on Sept. 24, 2010.
(7)	New subaccount operations commenced on April 29, 2011.
(8)	New subaccount operations commenced on April 27, 2012.
(9)	New subaccount operations commenced on Nov. 19, 2012.
(10)	New subaccount operations commenced on April 26, 2013.
(11)	New subaccount operations commenced on Aug. 19, 2013.
(12)	New subaccount operations commenced on Oct. 21, 2013.
(13)	New subaccount operations commenced on June 30, 2014.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	143

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York (the “Company”) at December 31, 2014 and December 31, 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 21, 2015

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2014	2013
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2014, $1,707,999; 2013, $1,653,778)	$1,842,234	$1,757,469
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2014 and 2013, $2,038)	144,614	149,952
Policy loans	45,112	41,099
Other investments	375	366
Total investments	2,032,335	1,948,886
Cash and cash equivalents	24,143	52,155
Reinsurance recoverables	117,296	110,425
Other receivables	8,587	7,933
Accrued investment income	19,148	19,752
Deferred acquisition costs	150,763	146,765
Other assets	176,629	106,708
Separate account assets	4,480,677	4,294,455
Total assets	$7,009,578	$6,687,079

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,980,331	$1,904,150
Other liabilities	127,322	107,665
Separate account liabilities	4,480,677	4,294,455
Total liabilities	6,588,330	6,306,270
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,906	106,851
Retained earnings	256,788	228,579
Accumulated other comprehensive income, net of tax	55,554	43,379
Total shareholder’s equity	421,248	380,809
Total liabilities and shareholder’s equity	$7,009,578	$6,687,079

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2014	2013	2012
Revenues
Premiums	$24,484	$24,284	$24,515
Net investment income	87,260	90,983	97,467
Policy and contract charges	106,271	99,975	90,417
Other revenues	21,257	19,180	16,937
Net realized investment gains	2,024	1,135	463
Total revenues	241,296	235,557	229,799

Benefits and expenses
Benefits, claims, losses and settlement expenses	64,479	52,288	57,786
Interest credited to fixed accounts	50,510	54,502	55,234
Amortization of deferred acquisition costs	13,159	8,098	19,537
Other insurance and operating expenses	45,498	44,490	44,574
Total benefits and expenses	173,646	159,378	177,131
Pretax income	67,650	76,179	52,668
Income tax provision	15,441	21,790	14,850
Net income	$52,209	$54,389	$37,818

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(358)	$(34)	$(457)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	14	(83)	14
Net impairment losses recognized in net realized investment gains	$(344)	$(117)	$(443)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2014	2013	2012

Net income	$52,209	$54,389	$37,818
Other comprehensive income (loss), net of tax:
Net unrealized securities gains (losses) arising during the period	21,170	(63,536)	32,542
Reclassification of net securities gains included in net income	(1,316)	(738)	(301)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables from unrealized gains on securities	(7,679)	18,909	(8,616)
Total other comprehensive income (loss), net of tax	12,175	(45,365)	23,625
Total comprehensive income	$64,384	$9,024	$61,443

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2012	$2,000	$106,659	$211,372	$65,119	$385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	2,000	106,751	199,190	88,744	396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	2,000	106,851	228,579	43,379	380,809
Comprehensive income:
Net income	—	—	52,209	—	52,209
Other comprehensive income, net of tax	—	—	—	12,175	12,175

Total comprehensive income					64,384
Tax adjustment on share-based incentive compensation plan	—	55	—	—	55
Cash dividends to RiverSource Life Insurance Company	—	—	(24,000)	—	(24,000)
Balances at December 31, 2014	$2,000	$106,906	$256,788	$55,554	$421,248

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2014	2013	2012
Cash Flows from Operating Activities
Net income	$52,209	$54,389	$37,818
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	4,273	3,351	2,228
Deferred income tax expense	13,346	1,140	1,077
Contractholder and policyholder charges, non-cash	(20,780)	(20,034)	(17,661)
Gain from equity method investments	(9)	(122)	(40)
Net realized investment gains	(2,368)	(1,252)	(906)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	344	117	443
Change in operating assets and liabilities:
Deferred acquisition costs	(5,398)	(11,097)	2,426
Policyholder account balances, future policy benefits and claims, net	77,397	(55,456)	(17,646)
Derivatives, net of collateral	(40,530)	43,395	17,722
Reinsurance recoverables	(8,177)	(10,163)	(8,063)
Other receivables	(586)	(1,228)	390
Accrued investment income	604	978	1,133
Other, net	(18,476)	6,962	(556)
Net cash provided by operating activities	51,849	10,980	18,365

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	16,620	20,988	26,975
Maturities, sinking fund payments and calls	208,977	238,974	233,481
Purchases	(280,820)	(233,274)	(280,861)
Proceeds from sales, maturities and repayments of commercial mortgage loans	22,231	28,238	20,771
Funding of mortgage loans	(16,893)	(22,898)	(22,769)
Purchase of land, buildings, equipment and software	(73)	—	—
Change in policy loans, net	(4,013)	(1,710)	(2,022)
Net cash provided by (used in) investing activities	(53,971)	30,318	(24,425)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	150,722	160,592	147,486
Net transfers to separate accounts	(28,652)	(21,615)	(4,851)
Surrenders and other benefits	(110,714)	(119,320)	(125,454)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	1,700	—
Payments on line of credit with Ameriprise Financial, Inc.	—	(1,700)	—
Tax adjustment on share-based incentive compensation plan	55	100	92
Cash paid for purchased options with deferred premiums	(13,301)	(13,922)	(13,371)
Cash dividends to RiverSource Life Insurance Company	(24,000)	(25,000)	(50,000)
Net cash used in financing activities	(25,890)	(19,165)	(46,098)
Net increase (decrease) in cash and cash equivalents	(28,012)	22,133	(52,158)
Cash and cash equivalents at beginning of period	52,155	30,022	82,180
Cash and cash equivalents at end of period	$24,143	$52,155	$30,022

Supplemental Disclosures:
Income taxes paid, net	$25,500	$35,436	$17,518

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 21, 2015, the date the financial statements were available to be issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions existed, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of

RiverSource Life Insurance Co. of New York

other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Commercial Mortgage Loans, net

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

RiverSource Life Insurance Co. of New York

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset or liability and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument

RiverSource Life Insurance Co. of New York

depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, a subsidiary of Ameriprise Financial, advisors and employees and third party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities. For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition thus no longer provide for adverse deviations in experience.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates, variable annuity benefit utilization rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and

RiverSource Life Insurance Co. of New York

assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees

Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates.

RiverSource Life Insurance Co. of New York

The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 11 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance

Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the

RiverSource Life Insurance Co. of New York

amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 17 for additional information on the Company’s valuation allowance.

Sources of Revenue

Premiums

Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income

Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges

Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products), and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

RiverSource Life Insurance Co. of New York

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Revenues

Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses

Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes

In July 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company adopted the standard in 2014. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax and increased AOCI by $6.8 million after-tax, totaling to a $59.1 million after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Presentation of Financial Statements — Going Concern

In August 2014, the FASB updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. The standard requires that management evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. The standard is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

Transfers and Servicing

In June 2014, the FASB updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. Early adoption of the standard is prohibited. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. As the Company does not have

RiverSource Life Insurance Co. of New York

repurchase-to-maturity transactions, the adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2016 and early adoption is prohibited. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

4.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2014
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)
Fixed maturities:
Corporate debt securities	$1,168,401	$104,810	$(5,730)	$1,267,481	$192
Residential mortgage backed securities	220,406	8,599	(1,551)	227,454	(357)
Commercial mortgage backed securities	158,031	5,326	(1,024)	162,333	—
State and municipal obligations	83,192	20,096	(4)	103,284	—
Asset backed securities	73,769	3,305	(40)	77,034	—
Foreign government bonds and obligations	2,733	375	—	3,108	—
U.S. government and agencies obligations	1,467	73	—	1,540	—
Total	$1,707,999	$142,584	$(8,349)	$1,842,234	$(165)

	December 31, 2013
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)
Fixed maturities:
Corporate debt securities	$1,148,895	$97,267	$(9,693)	$1,236,469	$172
Residential mortgage backed securities	195,756	6,149	(4,885)	197,020	(448)
Commercial mortgage backed securities	154,518	5,476	(2,146)	157,848	—
State and municipal obligations	83,186	8,635	(238)	91,583	—
Asset backed securities	65,781	3,042	(319)	68,504	—
Foreign government bonds and obligations	2,842	370	(81)	3,131	—
U.S. government and agencies obligations	2,800	114	—	2,914	—
Total	$1,653,778	$121,053	$(17,362)	$1,757,469	$(276)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2014 and 2013, investment securities with a fair value of $32.5 million and $68.2 million, respectively, were pledged to meet contractual obligations under derivative contracts.

At December 31, 2014 and 2013, fixed maturity securities comprised approximately 91% and 90%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2014 and 2013, approximately $140.0 million and $103.1 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2014			December 31, 2013
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$374,584	$391,684	21%	$348,703	$356,761	20%
AA	74,538	95,024	5	81,393	93,163	5
A	335,236	373,669	20	339,433	363,207	21
BBB	814,316	872,112	48	775,835	834,404	48
Below investment grade	109,325	109,745	6	108,414	109,934	6
Total fixed maturities	$1,707,999	$1,842,234	100%	$1,653,778	$1,757,469	100%

At December 31, 2014 and 2013, approximately 51% and 44%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. At December 31, 2014, the Company had holdings of $43.6 million in Kinder Morgan, Inc., which are greater than 10% of total equity. There were no other holdings of any other issuer greater than 10% of total equity at December 31, 2014 and 2013.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2014
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	73	$181,943	$(3,764)	26	$97,615	$(1,966)	99	$279,558	$(5,730)
Residential mortgage backed securities	4	28,908	(50)	15	34,542	(1,501)	19	63,450	(1,551)
Commercial mortgage backed securities	8	22,085	(35)	3	22,126	(989)	11	44,211	(1,024)
State and municipal obligations	1	996	(4)	—	—	—	1	996	(4)
Asset backed securities	1	1,953	(13)	1	4,139	(27)	2	6,092	(40)
Total	87	$235,885	$(3,866)	45	$158,422	$(4,483)	132	$394,307	$(8,349)

	December 31, 2013
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	87	$229,712	$(8,411)	7	$18,426	$(1,282)	94	$248,138	$(9,693)
Residential mortgage backed securities	14	88,690	(4,045)	14	12,682	(840)	28	101,372	(4,885)
Commercial mortgage backed securities	9	40,538	(1,588)	1	6,594	(558)	10	47,132	(2,146)
State and municipal obligations	2	3,820	(238)	—	—	—	2	3,820	(238)
Asset backed securities	5	8,213	(164)	1	4,198	(155)	6	12,411	(319)
Foreign government bonds and obligations	2	948	(81)	—	—	—	2	948	(81)
Total	119	$371,921	$(14,527)	23	$41,900	$(2,835)	142	$413,821	$(17,362)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities is attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Beginning balance	$1,416	$1,299	$2,727
Credit losses for which an other-than-temporary impairment was not previously recognized	15	—	36
Credit losses for which an other-than-temporary impairment was previously recognized	21	117	407
Reductions for securities sold during the period (realized)	—	—	(1,871)
Ending balance	$1,452	$1,416	$1,299

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale

RiverSource Life Insurance Co. of New York

securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in AOCI:

(in thousands)	Net Unrealized Securities Gains (Loss)	Deferred Income Tax	AOCI Related to Net Unrealized Securities Gains
Balances at January 1, 2012	$100,184	$(35,065)	$65,119
Net unrealized securities gains arising during the period(1)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact of other adjustments	(13,256)	4,640	(8,616)
Balances at December 31, 2012	136,530	(47,786)	88,744 (2)
Net unrealized securities losses arising during the period(1)	(97,748)	34,212	(63,536)
Reclassification of net securities gains included in net income	(1,135)	397	(738)
Impact of other adjustments	29,090	(10,181)	18,909
Balances at December 31, 2013	66,737	(23,358)	43,379 (2)
Net unrealized securities gains arising during the period(1)	32,568	(11,398)	21,170
Reclassification of net securities gains included in net income	(2,024)	708	(1,316)
Impact of other adjustments	(11,813)	4,134	(7,679)
Balances at December 31, 2014	$85,468	$(29,914)	$55,554 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(2)

Includes $94 thousand, $157 thousand and $544 thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2014, 2013 and 2012, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Gross realized investment gains	$2,543	$1,263	$1,086
Gross realized investment losses	(175)	(11)	(180)
Other-than-temporary impairments	(344)	(117)	(443)
Total	$2,024	$1,135	$463

Other-than-temporary impairments for the year ended December 31, 2014 primarily related to credit losses on non-agency residential mortgage backed securities and corporate debt securities. Other-than-temporary impairments for the years ended December 31, 2013 and 2012 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2014 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$81,017	$82,162
Due after one year through five years	555,354	595,677
Due after five years through 10 years	379,453	388,478
Due after 10 years	239,969	309,096
	1,255,793	1,375,413
Residential mortgage backed securities	220,406	227,454
Commercial mortgage backed securities	158,031	162,333
Asset backed securities	73,769	77,034
Total	$1,707,999	$1,842,234

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

RiverSource Life Insurance Co. of New York

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Fixed maturities	$79,039	$82,640	$88,409
Commercial mortgage loans	8,247	8,578	8,972
Policy loans and other investments	2,039	1,959	2,120
	89,325	93,177	99,501
Less: investment expenses	2,065	2,194	2,034
Total	$87,260	$90,983	$97,467

5.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to loans and the allowance for loan losses.

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
Commercial Mortgage Loans (in thousands)	2014	2013	2012
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2014	2013
Individually evaluated for impairment	$—	$1,523
Collectively evaluated for impairment	146,652	150,467
Total	$146,652	$151,990

As of December 31, 2014 and 2013, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was nil and $1.5 million, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2014 and 2013. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 1% of total commercial mortgage loans at December 31, 2014 and 2013, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in thousands)
South Atlantic	$38,607	$42,985	26%	28%
Pacific	27,929	21,385	19	14
Middle Atlantic	19,781	18,578	13	12
East North Central	15,851	15,614	11	10
Mountain	15,432	18,874	11	13
West North Central	12,480	10,111	9	7
New England	9,652	11,927	7	8
East South Central	5,022	10,519	3	7
West South Central	1,898	1,997	1	1

	146,652	151,990	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$144,614	$149,952

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in thousands)
Retail	$36,815	$40,992	25%	27%
Industrial	33,815	34,344	23	22
Office	30,761	33,029	21	22
Apartments	29,544	28,770	20	19
Mixed use	5,403	4,217	4	3
Hotel	—	1,523	—	1
Other	10,314	9,115	7	6

	146,652	151,990	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$144,614	$149,952

6.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2014 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment, offset by favorable persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected the impact of assumed interest rates and changes in assumed policyholder behavior. The impact for the year ended December 31, 2012 primarily reflected the low interest rate environment and the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$146,765	$127,704	$133,032
Capitalization of acquisition costs	18,557	19,195	17,111
Amortization, excluding the impact of valuation assumptions review	(13,859)	(13,498)	(18,337)
Amortization, impact of valuation assumptions review	700	5,400	(1,200)
Impact of change in net unrealized securities losses (gains)	(1,400)	7,964	(2,902)
Balance at December 31	$150,763	$146,765	$127,704

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$18,954	$18,242	$21,222
Capitalization of sales inducement costs	273	285	523
Amortization, excluding the impact of valuation assumptions review	(2,351)	(1,964)	(2,262)
Amortization, impact of valuation assumptions review	200	1,000	(800)
Impact of change in net unrealized securities losses (gains)	(106)	1,391	(441)
Balance at December 31	$16,970	$18,954	$18,242

7.  REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk. This reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2014 and 2013, traditional life and UL insurance in force aggregated $11.3 billion and $11.1 billion, respectively, of which $7.8 billion and $7.6 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Direct premiums	$36,205	$35,607	$35,602
Reinsurance ceded	(11,721)	(11,323)	(11,087)
Net premiums	$24,484	$24,284	$24,515

Policy and contract charges are presented on the Statements of Income net of $5.0 million, $4.3 million and $4.5 million of reinsurance ceded for the years ended December 31, 2014, 2013 and 2012, respectively.

Reinsurance recovered from reinsurers was $11.9 million, $8.5 million and $7.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $86.3 million and $78.9 million related to LTC risk ceded to Genworth as of December 31, 2014 and 2013, respectively. Included in policyholder account balances, future policy benefits and claims is $2.7 million and $3.0 million related to a previously assumed reinsurance arrangement as of December 31, 2014 and 2013, respectively.

RiverSource Life Insurance Co. of New York

8.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2014		2013
Policyholder account balances
Fixed annuities	$1,011,775		$1,033,712
Variable annuity fixed sub-accounts	247,746		250,599
VUL/UL insurance	183,810		179,924
IUL insurance	22,674		10,650
Other life insurance	38,117		39,598
Total policyholder account balances	1,504,122		1,514,483
Future policy benefits
Variable annuity GMWB	27,840		(29,203	)(1)
Variable annuity GMAB	(3,944	)(2)	(6,133	)(2)
Other annuity liabilities	7,700		5,590
Fixed annuities life contingent liabilities	91,227		91,092
Life, DI and LTC insurance	318,893		298,398
VUL/UL and other life insurance additional liabilities	27,364		20,735
Total future policy benefits	469,080		380,479
Policy claims and other policyholder’ funds	7,129		9,188
Total policyholder account balances, future policy benefits and claims	$1,980,331		$1,904,150

(1)	Includes the value of GMWB embedded derivatives that was a net asset at December 31, 2013 reported as a contra liability.
(2)	Includes the value of GMAB embedded derivatives that was a net asset at both December 31, 2014 and 2013 reported as a contra liability.

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2014	2013
Variable annuity	$4,073,573	$3,897,764
VUL insurance	406,303	395,588
Other insurance	801	1,103
Total	$4,480,677	$4,294,455

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 11 and Note 15 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

RiverSource Life Insurance Co. of New York

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator (traditional asset allocation) funds are separate account investment options available under the Company’s variable universal life insurance products and its variable annuities, but as of April 2012, are no longer available for sale with a living benefit rider. Portfolio Navigator funds allow clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds. Portfolio Navigator funds are designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2014				December 31, 2013
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$2,924,873	$2,842,871	$1,057	64	$2,707,746	$2,623,523	$1,251	63
Five/six-year reset	571,861	425,897	1,919	64	610,893	465,907	2,829	64
One-year ratchet	552,092	537,908	1,550	65	552,355	535,168	1,151	65
Five-year ratchet	222,112	216,465	247	63	220,521	215,495	263	62
Total — GMDB	$4,270,938	$4,023,141	$4,773	64	$4,091,515	$3,840,093	$5,494	63
GMIB	$16,805	$15,811	$72	65	$19,568	$18,579	$61	64
GMWB:
GMWB	$227,961	$227,149	$10	68	$239,913	$238,959	$11	67
GMWB for life	2,062,524	2,052,018	86	65	1,866,258	1,849,756	92	65
Total — GMWB	$2,290,485	$2,279,167	$96	65	$2,106,171	$2,088,715	$103	65
GMAB	$309,247	$308,156	$82	57	$298,673	$297,293	$74	56

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2014		December 31, 2013
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$405	63	$394	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2012	$189	$479	$66,621	$13,632	$9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)
Balance at December 31, 2012	320	492	36,060	5,912	12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)
Balance at December 31, 2013	359	360	(29,203)	(6,133)	15,125
Incurred claims	446	21	57,043	2,189	6,076
Paid claims	(205)	—	—	—	(2,043)
Balance at December 31, 2014	$600	$381	$27,840	$(3,944)	$19,158

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2014	2013
Mutual funds:
Equity	$2,288,087	$2,136,649
Bond	1,463,515	1,482,603
Other	258,080	216,828
Total mutual funds	$4,009,682	$3,836,080

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2014, 2013 and 2012.

10.  LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. There were no amounts outstanding on this line of credit at December 31, 2014 and 2013.

11.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2014
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,116,512	$150,969	$1,267,481
Residential mortgage backed securities	—	226,646	808	227,454
Commercial mortgage backed securities	—	162,333	—	162,333
State and municipal obligations	—	103,284	—	103,284
Asset backed securities	—	73,643	3,391	77,034
Foreign government bonds and obligations	—	3,108	—	3,108
U.S. government and agencies obligations	273	1,267	—	1,540
Total Available-for-Sale securities: Fixed maturities	273	1,686,793	155,168	1,842,234
Cash equivalents	—	23,799	—	23,799
Other assets:
Interest rate derivative contracts	—	58,855	—	58,855
Equity derivative contracts	10,430	43,405	—	53,835
Foreign exchange derivative contracts	—	1,237	—	1,237
Total other assets	10,430	103,497	—	113,927
Separate account assets	—	4,480,677	—	4,480,677
Total assets at fair value	$10,703	$6,294,766	$155,168	$6,460,637

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$9,754	$9,754
GMWB and GMAB embedded derivatives	—	—	19,338	19,338	(2)
Total policyholder account balances, future policy benefits and claims	—	—	29,092	29,092	(1)
Other liabilities:
Interest rate derivative contracts	—	13,836	—	13,836
Equity derivative contracts	6,893	58,086	—	64,979
Foreign exchange derivative contracts	—	171	—	171
Total other liabilities	6,893	72,093	—	78,986
Total liabilities at fair value	$6,893	$72,093	$29,092	$108,078

(1)	The Company’s adjustment for nonperformance risk resulted in a $15.9 million cumulative decrease to the embedded derivatives.
(2)	The fair value of the GMWB and GMAB embedded derivatives included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.

RiverSource Life Insurance Co. of New York

	December 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,108,016	$128,453	$1,236,469
Residential mortgage backed securities	—	197,020	—	197,020
Commercial mortgage backed securities	—	157,848	—	157,848
State and municipal obligations	—	91,583	—	91,583
Asset backed securities	—	54,816	13,688	68,504
Foreign government bonds and obligations	—	3,131	—	3,131
U.S. government and agencies obligations	1,306	1,608	—	2,914
Total Available-for-Sale securities: Fixed maturities	1,306	1,614,022	142,141	1,757,469
Cash equivalents	—	51,999	—	51,999
Other assets:
Interest rate derivative contracts	—	21,710	—	21,710
Equity derivative contracts	—	33,026	—	33,026
Total other assets	—	54,736	—	54,736
Separate account assets	—	4,294,455	—	4,294,455
Total assets at fair value	$1,306	$6,015,212	$142,141	$6,158,659

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$3,293	$3,293
GMWB and GMAB embedded derivatives	—	—	(38,357)	(38,357	)(2)
Total policyholder account balances, future policy benefits and claims	—	—	(35,064)	(35,064	)(1)
Other liabilities:
Interest rate derivative contracts	—	37,278	—	37,278
Equity derivative contracts	8,669	40,280	—	48,949
Total other liabilities	8,669	77,558	—	86,227
Total liabilities at fair value	$8,669	$77,558	$(35,064)	$51,163

(1)	The Company’s adjustment for nonperformance risk resulted in a $6.9 million cumulative decrease to the embedded derivatives.
(2)

The fair value of the GMWB and GMAB embedded derivatives was reported as a contra liability, including $45.8 million of individual contracts in an asset position and $7.4 million of individual contracts in a liability position.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$128,453	$—	$—	$13,688	$142,141		$(3,293)		$38,357		$35,064
Total gains (losses) included in:
Net income	(227)	(4)	—	(1)	(232	)(1)	(1,326	)(2)	(43,753	)(3)	(45,079)
Other comprehensive income	398	(3)	—	137	532		—		—		—
Purchases	41,303	1,011	18,137	—	60,451		—		—		—
Issues	—	—	—	—	—		(5,209)		(14,681)		(19,890)
Settlements	(18,958)	(196)	—	(46)	(19,200)		74		739		813
Transfers out of Level 3	—	—	(18,137)	(10,387)	(28,524)		—		—		—
Balance, December 31, 2014	$150,969	$808	$—	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2014 included in:
Net investment income	$(162)	$(4)	$—	$(1)	$(167)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—		(43,616)		(43,616)
Interest credited to fixed accounts	—	—	—	—	—		(1,326)		—		(1,326)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive income	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—
Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$—	$(79,451)	$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	48 (2)	50,808 (3)	50,856
Other comprehensive loss	413	654	438	(101)	1,404		—	—	—
Purchases	55,096	—	—	—	55,096		—	—	—
Issues	—	—	—	—	—		(1,048)	(10,750)	(11,798)
Settlements	(6,456)	(278)	(25)	—	(6,759)		2	(541)	(539)
Transfers into Level 3	—	—	12,154	—	12,154		—	—	—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—	—	—
Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—	49,074	49,074
Interest credited to fixed accounts	—	—	—	—	—		48	—	48

(1)	Represents a $65 thousand gain included in net investment income and a $218 thousand loss included in net realized investment gains in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $7.0 million, $(9.2) million and $(3.7) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2014, 2013 and 2012, respectively.

During the year ended December 31, 2012, transfers from Level 3 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$150,751	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$9,754	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$19,338	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	44.5%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

RiverSource Life Insurance Co. of New York

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$128,112	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	4.5%	1.6%
IUL embedded derivatives	$3,293	Discounted cash flow	Nonperformance risk(1)	74		bps
GMWB and GMAB embedded derivatives	$(38,357)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.1%	–	42.2%
			Market volatility(3)	4.9%	–	18.8%
			Nonperformance risk(1)	74		bps
			Elective contractholder strategy allocations(4)	0.0%	–	50.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk, surrender rate and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews

RiverSource Life Insurance Co. of New York

the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2014 and 2013. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchanged-traded are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2014 and 2013. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

RiverSource Life Insurance Co. of New York

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the tables with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2014
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$144,614	$—	$—	$152,281	$152,281
Policy loans	45,112	—	—	45,239	45,239

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,015,155	$—	$—	$1,129,359	$1,129,359
Separate account liabilities	6,200	—	6,200	—	6,200

	December 31, 2013
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$149,952	$—	$—	$153,679	$153,679
Policy loans	41,099	—	—	41,397	41,397

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,036,540	$—	$—	$1,095,459	$1,095,459
Separate account liabilities	6,202	—	6,202	—	6,202
Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.  RELATED PARTY TRANSACTIONS

CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2014, 2013 and 2012, the Company received $16.4 million, $14.6 million and $13.0 million, respectively, from CMIA for these services.

RiverSource Life Insurance Co. of New York

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $28.2 million, $29.1 million and $27.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2014, 2013 and 2012, the Company paid cash dividends of $24.0 million, $25.0 million and $50.0 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2014 and 2013, the Company had an amount due from Ameriprise Financial for federal income taxes of $34.7 million and $12.1 million, respectively.

13.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $52.8 million, $111.4 million and $93.2 million for the years ended December 31, 2014, 2013 and 2012, respectively.

At December 31, 2014 and 2013, bonds carried at $273 thousand and $289 thousand, respectively, were on deposit with the State of New York as required by law.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2014	2013	2012
Net income, per accompanying GAAP financial statements	$52,209	$54,389	$37,818
Capitalization/amortization of DAC, net (GAAP item)	(5,398)	(11,097)	2,426
Capitalization/amortization of DSIC, net (GAAP item)	1,878	679	2,539
Change in deferred income taxes(1) (2)	13,346	1,140	1,077
Current income tax expense(1)	798	324	1,801
Change in future policy benefits(1)	26,848	(29,614)	(5,403)
Change in separate account liability adjustment (SAP item)	(1,848)	4,368	(617)
Derivatives(1) (2)	(45,588)	68,116	40,461
Other, net	385	2,136	2,314
Net income (loss), SAP basis(3)	$42,630	$90,441	$82,416

(1)	Represents valuation differences between GAAP and SAP income statement amounts.
(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.
(3)

Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

RiverSource Life Insurance Co. of New York

Shareholder’s Equity

	December 31,
(in thousands)	2014	2013
Shareholder’s equity, per accompanying GAAP financial statements	$421,248	$380,809
DAC (GAAP item)	(150,763)	(146,765)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(134,235)	(103,691)
DSIC (GAAP item)	(16,970)	(18,954)
Future policy benefits(1)	5,410	(27,080)
Deferred income taxes, net(1)	48,259	50,269
Separate account liability adjustment (SAP item)	157,234	158,297
Non-admitted assets (SAP item)	(13,125)	(32,036)
Asset valuation reserve (SAP item)	(14,324)	(243)
Interest maintenance reserve (SAP item)	(6,718)	(6,917)
Other, net	1,616	(3,371)
Capital and surplus, SAP basis(2)	$297,632	$250,318
(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.
(2)	Includes unassigned surplus of $188.7 million and $141.5 million at December 31, 2014 and 2013, respectively.

14.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$92,522	$—	$92,522	$(59,450)	$(3,413)	$(24,449)	$5,210
OTC cleared	17,523	—	17,523	(10,563)	(6,960)	—	—
Exchange-traded	3,882	—	3,882	—	—	—	3,882
Total derivatives	$113,927	$—	$113,927	$(70,013)	$(10,373)	$(24,449)	$9,092

	December 31, 2013
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$53,971	$—	$53,971	$(33,403)	$(3,490)	$(15,480)	$1,598
OTC cleared	765	—	765	(765)	—	—	—
Total derivatives	$54,736	$—	$54,736	$(34,168)	$(3,490)	$(15,480)	$1,598

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
OTC derivatives	$68,423	$—	$68,423	$(59,450)	$—	$(8,973)	$—
OTC cleared derivatives	10,563	—	10,563	(10,563)	—	—	—
Total	$78,986	$—	$78,986	$(70,013)	$—	$(8,973)	$—

	December 31, 2013
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
OTC derivatives	$83,565	$—	$83,565	$(33,403)	$—	$(50,162)	$—
OTC cleared derivatives	2,662	—	2,662	(765)	(1,855)	—	42
Total	$86,227	$—	$86,227	$(34,168)	$(1,855)	$(50,162)	$42

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

Derivatives not designated as hedging instruments	Balance Sheet Location	Asset		Balance Sheet Location	Liability
		December 31,			December 31,
		2014	2013		2014	2013
		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$58,855	$21,710	Other liabilities	$13,836	$37,278
Equity contracts	Other assets	52,223	32,407	Other liabilities	64,489	48,737
Foreign exchange contracts	Other assets	1,237	—	Other liabilities	171	—
Embedded derivatives(1)	N/A	—	—	Policyholder account balances, future policy benefits and claims(2)	19,338	(38,357)

Total GMWB and GMAB		112,315	54,117		97,834	47,658

Other derivatives:
Equity
IUL	Other assets	1,612	619	Other liabilities	490	212
IUL embedded derivatives	N/A	—	—	Policyholder account balances, future policy benefits and claims	9,754	3,293

Total other		1,612	619		10,244	3,505

Total derivatives		$113,927	$54,736		$108,078	$51,163

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.
(2)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 reported as a contra liability, including $45.8 million of individual contracts in an asset position and $7.4 million of individual contracts in a liability position.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

Derivatives not designated as hedging instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Amount of Gain (Loss) on Derivatives Recognized in Income
		Years Ended December 31,
		2014	2013	2012
		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$61,137	$(40,944)	$14,356
Equity contracts	Benefits, claims, losses and settlement expenses	(22,958)	(49,169)	(62,257)
Foreign exchange contracts	Benefits, claims, losses and settlement expenses	2,200	1,247	1,443
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	(57,965)	78,292	39,517
Total GMWB and GMAB		(17,586)	(10,574)	(6,941)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	595	299	(8)
IUL embedded derivatives	Interest credited to fixed accounts	(1,252)	(411)	52
Total other		(657)	(112)	44
Total derivatives		$(18,243)	$(10,686)	$(6,897)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company

RiverSource Life Insurance Co. of New York

economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions and interest rate swaps. At December 31, 2014 and 2013, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $3.9 billion and $2.4 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable	Premiums Receivable
2015	$14,185	$—
2016	12,789	—
2017	10,015	—
2018	8,715	5,259
2019	6,675	—
2020-2025	7,086	—
Total	$59,465	$5,259

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $37.9 million and $12.6 million at December 31, 2014 and 2013, respectively.

Embedded Derivatives

Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity components of the IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2014 and 2013, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $9.0 million and $50.2 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2014 and 2013 was $9.0 million and $50.2 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at both December 31, 2014 and 2013 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

16.  SHAREHOLDER’S EQUITY

The following table provides information related to amounts reclassified from AOCI:

		Years Ended December 31,
AOCI Reclassification	Location of Gain Recognized in Income	2014	2013
		(in thousands)
Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(2,024)	$(1,135)
Tax expense	Income tax provision	708	397
Net of tax		$(1,316)	$(738)

RiverSource Life Insurance Co. of New York

See Note 4 for additional information related to the impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI.

17.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Current income tax
Federal	$2,086	$20,332	$13,781
State	9	318	(8)
Total current income tax	2,095	20,650	13,773
Deferred federal income tax	13,346	1,140	1,077
Total income tax provision	$15,441	$21,790	$14,850

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2014	2013	2012
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(10.6)	(7.2)	(7.5)
Other	(1.6)	0.8	0.7
Income tax provision	22.8%	28.6%	28.2%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction.

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $15.0 million.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets and other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2014	2013
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$73,812	$49,050
Investment related	—	20,295
Other	3,044	2,297
Gross deferred income tax assets	76,856	71,642
Deferred income tax liabilities
Deferred acquisition costs	36,915	35,468
Net unrealized gains on Available-for Sale securities	29,914	23,358
Investment related	18,148	—
DSIC	5,939	6,634
Other	657	996
Gross deferred income tax liabilities	91,573	66,456
Net deferred income tax assets (liabilities)	$(14,717)	$5,186

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2014 and 2013.

RiverSource Life Insurance Co. of New York

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$7,562	$4,210	$6,424
Additions based on tax positions related to the current year	524	625	—
Additions for tax positions of prior years	59	2,727	904
Reductions for tax positions of prior years	(896)	—	(2,509)
Settlements	—	—	(609)
Balance at December 31	$7,249	$7,562	$4,210

If recognized, approximately $67 thousand, $904 thousand and $110 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2014, 2013 and 2012, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $7.2 million in the next 12 months due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $119 thousand, $60 thousand and $205 thousand in interest and penalties for the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, the Company had a payable of $2.4 million and $2.3 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2011 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for the years after 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Net unrealized securities gains (losses)	$6,556	$(24,428)	$12,721

18.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

At December 31, 2014 and 2013, the Company’s funding commitments for commercial mortgage loan commitments was $1.5 million and nil, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2014, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York (“ELNY”). At December 31, 2014 and 2013, the estimated liability was $1.1 million and $1.7 million, respectively, and the related premium tax asset was $893 thousand and $1.4 million, respectively. The Company has recently paid assessments related to ELNY from the state guaranty fund association, however, the expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment

RiverSource Life Insurance Co. of New York

practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6337 R (5/15)

PART C: OTHER INFORMATION

Item 26. Exhibits—Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant’s Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Board Resolution for establishment of 81 subaccounts dated May 20, 2005, filed electronically on or about April 27, 2006, as Exhibit (a)(3) to Registrant’s Post-Effective Amendment No. 21, File No. 333-44644 is incorporated herein by reference.

(a)(3) Unanimous written consent of the Board of Directors in lieu of a meeting for the IDS Life Insurance Company adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(4) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 101 subaccounts dated April 15, 2011 filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 25 to Registration Statement No. 333-42257 is incorporated herein by reference.

(a)(6) Board Resolution for establishment of 21 subaccounts dated April 28, 2014 filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-42257 is incorporated herein by reference.

(a)(7) Board Resolution for establishment of 10 subaccounts dated April 28, 2015 is filed electronically herewith.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York for Variable Annuities and Variable life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2) , RiverSource Endeavor Select (SM) Variable Annuity, RiverSource Innovations (SM) Select Variable Annuity and RiverSource Innovations (SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as Exhibit (d)(1) to Post-Effective Amendment No. 20 to Registration Statement No. 333-44644 is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed an as Exhibit to Registrant’s Form N-8B-2 Amendment No. 1, File No. 811-05213 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit (f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 3124 filed electronically as Exhibit (g)(1) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 3124, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(2) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated November 15, 2000, between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(3) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 9130 filed electronically as Exhibit (g)(4) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 0322-6606 filed electronically as Exhibit (g)(5) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(6) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 7783-1 filed electronically as Exhibit (g)(6) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(7) Redacted copy of Amendment Number 2 to the Reinsurance Agreement dated August 18, 2003, and identified as Number 7783-1 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(7) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (14) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(6) Copy of Fund Participation Agreement dated May 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 27, 2006 as Exhibit (h)(8) to Registrant’s Post-Effective Amendment No. 21, File No. 333-44644 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit (h)(16) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(18) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(19) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(20) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No.333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(21) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(22) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(23) Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock Variable Series Funds, Inc. and BlackRock Investments, LLC filed electronically as Exhibit 8.14 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 is incorporated herein by reference.

(h)(24) Copy of Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investments Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.15 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 is incorporated herein by reference.

(h)(25) Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No.4 to Registration Statement No. 333-179335 is incorporated herein by reference.

(h)(26) Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No.4 to Registration Statement No. 333-179335 is incorporated herein by reference.

(h)(27) Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No.4 to Registration Statement No. 333-179335 is incorporated herein by reference.

(h)(28) Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for Succession Select-NY are filed electronically herewith.

(m)(2) Calculations of Illustrations for Succession Select-NY 2008 Revisions are filed electronically herewith.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select-NY are filed electronically herewith.

(o) Not applicable.

(p) Not applicable.

(q) RiverSource Life Insurance Co. of New York’s Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit (q) to Post-Effective Amendment No. 25 to Registration Statement No. 333-42257 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated March 25, 2015 filed electronically as Exhibit 13 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 4 to Registration Statement No. 333-186220, filed is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor

Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name	Principal Business Address*	Positions and Offices with Depositor
Jon Stenberg	50605 Ameriprise Financial Center Minneapolis, MN 55474	Chairman of the Board, President and Chief Executive Officer

Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Director and Executive Vice President – Annuities

Jean Burhardt Keffler	1010 Swingley Rd. Livingston, MT 59047	Director

Richard N. Bush		Senior Vice President – Corporate Tax

Douglas K. Dunning		Director

Steve M. Gathje		Senior Vice President and Chief Actuary

Mark Gorham		Director and Vice President – Insurance Product Development

Robert R. Grew	Carter, Ledyard & Milburn	Director
2 Wall Street
New York, NY 10005-2072

Ronald L. Guzior	Bollam, Sheedy, Torani	Director
& Co. LLP CPA’s
26 Computer Drive West
Albany, NY 12205

James L. Hamalainen		Senior Vice President – Investments and Treasurer

Jeryl A. Millner	138 Ameriprise Financial Center	Director
Minneapolis, MN 55474

Thomas R. Moore		Secretary

Thomas V. Nicolosi	Ameriprise Financial Services Inc.	Director
Suite 220
500 Mamaroneck Avenue
Harrison, NY 10528

David K. Stewart		Senior Vice President and Controller

*	Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE
Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise International Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
TIC TPS Portland 35, LLC	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE

AEXP Affordable Housing Porfolio LLC	DE
Threadneedle EMEA Holdings 1, LLC	MN
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

Principal Underwriters.

(a) RiverSource Distributors, Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and
Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	OTHER COMPENSATION
RiverSource Distributors, Inc.	$27,460,480	None	None	None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Co. of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 28th day of April, 2014.

RiverSource of New York Account 8
(Registrant)

By RiverSource Life Insurance Co. of New York
(Depositor)

By /s/ Jon S. Stenberg*
Jon S. Stenberg Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2014.

/s/ Jon S. Stenberg*	Chairman of the Board,
Jon S. Stenberg	President and Chief Executive
Officer

/s/ Gumer C. Alvero*	Director and Executive Vice President—Annuities
Gumer C. Alvero

/s/ Jean B. Keffeler*	Director
Jean B. Keffeler

/s/ Mark Gorham	Director and Vice President—
Mark Gorham	Insurance Product Development

/s/ Richard N. Bush*	Senior Vice President—
Richard N. Bush	Corporate Tax

/s/ Douglas K. Dunning*	Director
Douglas K. Dunning

/s/ Steve M. Gathje*	Senior Vice President and
Steve M. Gathje	Chief Actuary

/s/ Robert R. Grew*	Director
Robert R. Grew

/s/ Ronald L. Guzior*	Director
Ronald L. Guzior

/s/ Jeryl A. Millner*	Director
Jeryl A. Millner

/s/ Thomas V. Nicolosi*	Director
Thomas V. Nicolosi

/s/ James L. Hamalainen*	Senior Vice President—
James L. Hamalainen	Investments and Treasurer

*	Signed pursuant to Power of Attorney dated March 25, 2015, filed electronically as Exhibit 13 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 4 to Registration Statement No. 333-186220, by:

/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel
and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 29

TO REGISTRATION STATEMENT NO. 333-42257

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Prospectus for:

RiverSource Succession Select (R) Variable Life Insurance

Part B.

The combined Statement of Additional Information and Financial Statements relating to RiverSource of New York Account 8.

Part C.

Other Information.

Signatures.

Exhibits.

EXHIBIT INDEX

(a)(7)	Board Resolutions for RiverSource Life Insurance Co. of New York dated April 28, 2015.

(k)	Consent and Opinion of Counsel.

(l)	Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1)	Calculations of Illustrations for Succession Select-NY.

(m)(2)	Calculations of Illustrations for Succession Select-NY 2008 Revisions.

(n)	Consent of Independent Registered Public Accounting Firm for Succession Select-NY.